UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09036
______________________________________________

UBS Relationship Funds
______________________________________________________________________________
(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL 60606-2807
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Joseph J. Allessie, Esq. UBS Global Asset Management 1285 Avenue of the Americas New York, NY 10019 (Name and address of agent for service)

Copy to: Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments

UBS Global Securities Relationship Fund

Industry diversification (unaudited)[1]
As a percentage of net assets as of March 31, 2012

Common stocks
Aerospace & defense	0.58%
Airlines	0.21
Auto components	0.45
Automobiles	0.79
Beverages	0.68
Biotechnology	0.68
Building products	0.22
Capital markets	0.58
Chemicals	1.43
Commercial banks	2.46
Communications equipment	0.82
Computers & peripherals	2.46
Construction & engineering	0.27
Construction materials	0.30
Containers & packaging	0.06
Distributors	0.00 [2]
Diversified financial services	0.65
Diversified telecommunication services	0.43
Electric utilities	0.79
Electrical equipment	0.41
Electronic equipment, instruments & components	0.10
Energy equipment & services	0.98
Food & staples retailing	0.99
Food products	0.81
Gas utilities	0.24
Health care equipment & supplies	0.14
Health care providers & services	0.83
Hotels, restaurants & leisure	1.12
Household durables	0.04
Household products	0.10
Independent power producers & energy traders	0.03
Industrial conglomerates	0.64
Insurance	1.49
Internet & catalog retail	1.09
Internet software & services	1.28
IT services	1.13
Leisure equipment & products	0.21
Life sciences tools & services	0.40
Machinery	0.97
Media	0.87
Metals & mining	0.89
Multiline retail	0.58
Multi-utilities	0.07
Oil, gas & consumable fuels	2.92
Personal products	0.67
Pharmaceuticals	1.69
Professional services	0.22
Real estate investment trust (REIT)	0.26
Real estate management & development	0.33
Road & rail	0.39
Semiconductors & semiconductor equipment	0.95
Software	1.29
Specialty retail	0.13
Textiles, apparel & luxury goods	0.97
Tobacco	0.64
Trading companies & distributors	0.54
Transportation infrastructure	0.03
Wireless telecommunication services	1.03

Total common stocks	41.33%
Preferred stock	0.18
Bonds
Corporate bond
Diversified financial services	0.13%
Mortgage & agency debt securities	0.02
US government obligations	6.96
Non-US government obligations	8.74

Total bonds	15.85%
Investment companies
UBS Credit Bond Relationship Fund	8.80
UBS Emerging Markets Equity Relationship Fund	6.03
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	5.21
UBS Global Corporate Bond Relationship Fund	5.98
UBS High Yield Relationship Fund	4.75
UBS Small-Cap Equity Relationship Fund	1.43
Vanguard MSCI EAFE ETF	1.56

Total investment companies	33.76%
Rights	0.00 [2]
Warrants	0.11
Short-term investment	7.09
Options purchased	0.05
Investment of cash collateral from securities loaned	0.49

Total investments	98.86%
Cash and other assets, less liabilities	1.14

Net assets	100.00%

[1]	Figures represent the industry breakdown of direct investments of UBS Global Securities Relationship Fund. Figures would be different if a breakdown of the underlying investment companys’ industry diversification and derivatives exposure was included.
[2]	Amount represents less than 0.005%.

UBS Global Securities Relationship Fund — Portfolio of investments
March 31, 2012 (unaudited)

Security description	Shares	Value

Common stocks — 41.33%
Argentina — 0.14%
MercadoLibre, Inc.	13,400	$1,310,386

Australia — 0.75%
National Australia Bank Ltd.	100,117	2,551,172
Orica Ltd.	87,659	2,539,720
Westfield Group	199,636	1,825,982

Total Australia common stocks		6,916,874

Belgium — 0.34%
Anheuser-Busch InBev NV	42,240	3,086,058

Brazil — 0.24%
AES Tiete SA, Preference shares	15,700	239,097
Banco Bradesco SA ADR	12,076	211,330
CCR SA NPV	32,700	264,760
Cia de Bebidas das Americas ADR	2,750	113,630
Cia Hering	6,800	175,639
Cosan Ltd., Class A	13,400	198,990
Gerdau SA ADR	11,600	111,708
Itau Unibanco Holding SA ADR	16,400	314,716
Odontoprev SA	8,800	149,443
OGX Petroleo e Gas Participacoes SA*	36,900	305,234
Redecard SA	6,800	132,055

Total Brazil common stocks		2,216,602

Canada — 1.45%
Canadian Oil Sands Ltd.	81,700	1,723,363
Petrobank Energy & Resources Ltd.*	112,600	1,785,886
Petrominerales Ltd.	80,628	1,499,473
Royal Bank of Canada	61,100	3,541,221
Suncor Energy, Inc.	89,700	2,930,797
Teck Resources Ltd., Class B	50,500	1,802,902

Total Canada common stocks		13,283,642

China — 1.83%
Agile Property Holdings Ltd.	212,000	244,608
AIA Group Ltd.	662,886	2,428,560
Baidu, Inc. ADR*	23,900	3,483,903
Brilliance China Automotive Holdings Ltd.*	404,000	437,007
China Liansu Group Holdings Ltd.	510,300	321,995
China Lumena New Materials Corp.	1,492,000	267,062
CNOOC Ltd.	206,000	423,378
Dongfeng Motor Group Co., Ltd., H Shares	140,000	252,757
Dongyue Group	259,000	238,136
Haier Electronics Group Co., Ltd.*	167,000	189,246
Industrial & Commercial Bank of China, H Shares	393,000	253,547
Jardine Matheson Holdings Ltd.	46,000	2,300,000
Melco Crown Entertainment Ltd. ADR*1	67,500	918,675
MIE Holdings Corp.	224,069	73,001
New World Development Co., Ltd.	1,682,500	2,021,457
PetroChina Co., Ltd., H Shares	274,000	387,419
Sina Corp.*1	26,100	1,696,500
Skyworth Digital Holdings Ltd.	424,000	198,198
Sohu.com, Inc.*1	4,704	259,520
Tencent Holdings Ltd.	8,500	237,086
Xingda International Holdings Ltd.	251,000	114,744

Total China common stocks		16,746,799

Denmark — 0.24%
FLSmidth & Co. A/S	31,810	2,232,601

Finland — 0.32%
Sampo Oyj, Class A	102,314	2,957,005

France — 0.79%
BNP Paribas SA	39,183	1,859,091
Carrefour SA	139,125	3,335,280
Schneider Electric SA	31,225	2,040,178

Total France common stocks		7,234,549

Germany — 2.38%
Beiersdorf AG	36,748	2,397,854
Deutsche Bank AG	61,789	3,074,230
E.ON AG	106,041	2,540,027
Fresenius Medical Care AG & Co. KGaA	35,364	2,506,346
HeidelbergCement AG	37,228	2,253,410
Infineon Technologies AG	236,870	2,421,793
MAN SE	15,929	2,120,839
Metro AG	38,957	1,506,232
SAP AG	42,677	2,980,243

Total Germany common stocks		21,800,974

India — 0.12%
ICICI Bank Ltd. ADR	14,300	498,641
Tata Motors Ltd. ADR	20,500	552,885

Total India common stocks		1,051,526

Indonesia — 0.11%
Alam Sutera Realty Tbk PT	5,692,500	385,974
Astra International Tbk PT	12,500	101,091
Bank Rakyat Indonesia Persero Tbk PT	428,000	325,306
Harum Energy Tbk PT	241,000	214,802

Total Indonesia common stocks		1,027,173

Ireland — 0.18%
Ryanair Holdings PLC ADR*	45,500	1,650,740

Israel — 0.28%
Teva Pharmaceutical Industries Ltd. ADR	57,400	2,586,444

Italy — 0.32%
Fiat Industrial SpA*	271,743	2,899,389

Japan — 3.23%
Asahi Glass Co., Ltd.	206,000	1,747,155
Bridgestone Corp.	92,300	2,236,967
ITOCHU Corp.	285,700	3,116,915
KDDI Corp.	246	1,593,041
Mitsubishi Corp.	81,300	1,885,901
Mitsubishi UFJ Financial Group, Inc.	560,700	2,790,968
ORIX Corp.	16,360	1,561,484
Sankyo Co., Ltd.	38,800	1,903,202
Shin-Etsu Chemical Co., Ltd.	44,800	2,587,218
THK Co., Ltd.	79,400	1,614,476
Tokio Marine Holdings, Inc.	99,100	2,719,054
Tokyo Gas Co., Ltd.	461,000	2,172,164
Toyota Motor Corp.	86,300	3,722,254

Total Japan common stocks		29,650,799

Luxembourg — 0.15%
ArcelorMittal	70,326	1,344,065

Malaysia — 0.03%
Axiata Group Bhd	151,100	256,478

Mexico — 0.04%
Fomento Economico Mexicano SAB de CV ADR	2,300	189,221
Wal-Mart de Mexico SAB de CV	40,000	134,628

Total Mexico common stocks		323,849

Netherlands — 0.63%
Heineken NV	51,728	2,875,143
Koninklijke DSM NV	22,008	1,273,440
Wolters Kluwer NV	86,343	1,635,210

Total Netherlands common stocks		5,783,793

Norway — 0.74%
Statoil ASA	104,467	2,836,050
Telenor ASA	212,686	3,943,921

Total Norway common stocks		6,779,971

Philippines — 0.12%
Alliance Global Group, Inc.	1,372,000	402,636
Megaworld Corp.	5,693,000	259,888
Metropolitan Bank & Trust	217,780	443,067

Total Philippines common stocks		1,105,591

Russia — 0.05%
Gazprom OAO ADR	9,814	120,107
Globaltrans Investment PLC GDR[2]	7,036	120,315
Lukoil OAO ADR	3,716	225,933

Total Russia common stocks		466,355

Singapore — 0.05%
DBS Group Holdings Ltd.	39,587	446,556

South Africa — 0.10%
Imperial Holdings Ltd.	1,387	28,026
Life Healthcare Group Holdings Ltd.	73,028	238,000
Mr. Price Group Ltd.	10,391	127,791
Sasol Ltd.	4,315	208,409
Shoprite Holdings Ltd.	15,453	276,587

Total South Africa common stocks		878,813

South Korea — 0.57%
Cheil Industries, Inc.	4,184	353,760
Daelim Industrial Co., Ltd.	1,693	183,039
Hynix Semiconductor, Inc.*	32,330	834,608
Hyundai Mobis	1,235	312,279
Hyundai Motor Co.	4,226	869,033
KIWOOM Securities Co., Ltd.*	5,307	332,551
LG Chem Ltd.	532	173,726
NHN Corp.	3,264	748,987
Samsung Electro-Mechanics Co., Ltd.	3,043	268,299
Samsung Electronics Co., Ltd.	911	1,025,131
SK Innovation Co., Ltd.	1,111	162,279

Total South Korea common stocks		5,263,692

Spain — 0.13%
Acciona SA	17,363	1,212,502

Switzerland — 1.34%
Nestle SA	81,369	5,119,928
Novartis AG	92,946	5,144,103
SGS SA	1,060	2,061,992

Total Switzerland common stocks		12,326,023

Taiwan — 0.23%
Catcher Technology Co., Ltd.	27,000	190,737
Chinatrust Financial Holding Co., Ltd.	242,627	152,492
Epistar Corp.	96,000	244,924
HON HAI Precision Industry Co., Ltd.	89,000	345,271
Largan Precision Co., Ltd.	16,000	314,422
Taishin Financial Holding Co., Ltd.	443,750	177,413
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	32,200	492,016
Uni-President Enterprises Corp.	157,196	217,569

Total Taiwan common stocks		2,134,844

Thailand — 0.11%
Bangkok Bank PCL	36,000	226,386
Italian-Thai Development PCL	465,000	53,358
LPN Development PCL NVDR	261,000	131,135
PTT PCL	10,500	120,486
Sri Trang Agro-Industry PCL	358,700	243,009
Tisco Financial Group PCL	205,100	275,904

Total Thailand common stocks		1,050,278

Turkey — 0.03%
Turk Hava Yollari*	159,139	232,150

United Kingdom — 3.66%
Admiral Group PLC	116,500	2,211,877
Barclays PLC	552,482	2,078,892
BP PLC	735,356	5,440,522
Ensco PLC ADR	9,300	492,249
HSBC Holdings PLC	451,698	4,008,380
Imperial Tobacco Group PLC	108,738	4,409,035
Prudential PLC	174,111	2,081,717
Rio Tinto PLC	38,149	2,102,726
Sage Group PLC	501,779	2,401,366
SSE PLC	90,401	1,921,686
Vodafone Group PLC	1,362,194	3,751,944
Xstrata PLC	157,785	2,695,387

Total United Kingdom common stocks		33,595,781

United States — 20.63%
Acorda Therapeutics, Inc.*	21,300	565,515
Adobe Systems, Inc.*	45,100	1,547,381
Agilent Technologies, Inc.	70,500	3,137,955
Alexion Pharmaceuticals, Inc.*	3,900	362,154
Allergan, Inc.	44,600	4,256,178
Alnylam Pharmaceuticals, Inc.*	18,500	204,795
Amazon.com, Inc.*	29,100	5,893,041
American Capital Agency Corp.	20,100	593,754
Amylin Pharmaceuticals, Inc.*	23,600	589,056
Apple, Inc.*	23,700	14,207,439
Atmel Corp.*	66,700	657,662
Baker Hughes, Inc.	34,300	1,438,542
Baxter International, Inc.	10,600	633,668
Biogen Idec, Inc.*	15,900	2,002,923
Bio-Rad Laboratories, Inc., Class A*	3,859	400,140

Boeing Co.	15,900	1,182,483
Broadcom Corp., Class A*	50,000	1,965,000
Bruker Corp.*	14,500	221,995
Bunge Ltd.	10,800	739,152
Cabot Oil & Gas Corp.	38,300	1,193,811
Celanese Corp., Series A	13,200	609,576
Chipotle Mexican Grill, Inc.*	4,100	1,713,800
Citigroup, Inc.	52,490	1,918,509
CME Group, Inc.	2,700	781,191
Coach, Inc.	18,600	1,437,408
Colgate-Palmolive Co.	9,500	928,910
Comcast Corp., Class A	100,600	3,019,006
Concho Resources, Inc.*	18,700	1,908,896
Crown Castle International Corp.*	44,900	2,394,966
Cummins, Inc.	10,200	1,224,408
CVS Caremark Corp.	83,400	3,736,320
Danaher Corp.	57,400	3,214,400
Discovery Communications, Inc., Class A*	36,700	1,857,020
Dollar General Corp.*	68,900	3,183,180
Dow Chemical Co.	27,500	952,600
Edison International	21,000	892,710
EMC Corp.*	109,100	3,259,908
EOG Resources, Inc.	20,800	2,310,880
EQT Corp.	16,900	814,749
Estee Lauder Cos., Inc., Class A	61,000	3,778,340
Express Scripts, Inc.*	45,400	2,459,772
Fidelity National Information Services, Inc.	33,000	1,092,960
FMC Corp.	13,900	1,471,454
FMC Technologies, Inc.*	48,800	2,460,496
General Dynamics Corp.	19,900	1,460,262
General Motors Co.*	49,300	1,264,545
Gilead Sciences, Inc.*	52,200	2,549,970
Google, Inc., Class A*	6,300	4,039,812
Halliburton Co.	13,000	431,470
HCA Holdings, Inc.	20,500	507,170
Hertz Global Holdings, Inc.*	103,100	1,550,624
Hess Corp.	18,000	1,061,100
Hewlett-Packard Co.	30,900	736,347
Home Depot, Inc.	15,800	794,898
Hospira, Inc.*	15,400	575,806
Illinois Tool Works, Inc.	18,200	1,039,584
Intersil Corp., Class A	41,400	463,680
Invesco Ltd.	24,700	658,749
Johnson Controls, Inc.	43,300	1,406,384
JPMorgan Chase & Co.	35,400	1,627,692
Juniper Networks, Inc.*	29,100	665,808
Kohl’s Corp.	20,900	1,045,627
Kraft Foods, Inc., Class A	31,200	1,185,912
Las Vegas Sands Corp.	70,200	4,041,414
Lenovo Group Ltd.	284,000	255,637
Lincoln National Corp.	25,200	664,272
Macy’s, Inc.	27,500	1,092,575
Martin Marietta Materials, Inc.	5,681	486,464
MasterCard, Inc., Class A	4,300	1,808,322
McDermott International, Inc.*	70,300	900,543
McDonald’s Corp.	28,700	2,815,470
McKesson Corp.	6,700	588,059
Medtronic, Inc.	16,500	646,635
Merck & Co., Inc.	25,500	979,200
MetLife, Inc.	16,800	627,480
MetroPCS Communications, Inc.*	84,900	765,798
Morgan Stanley	61,500	1,207,860
NetApp, Inc.*	85,400	3,823,358
NextEra Energy, Inc.	11,100	677,988
NII Holdings, Inc.*	41,700	763,527
NIKE, Inc., Class B	32,500	3,524,300
Noble Corp.*	27,700	1,037,919
Norfolk Southern Corp.	10,200	671,466
Peabody Energy Corp.	14,700	425,712
PG&E Corp.	15,600	677,196
Philip Morris International, Inc.	16,200	1,435,482
Priceline.com, Inc.*	5,800	4,161,500
QUALCOMM, Inc.	67,000	4,557,340
Ralph Lauren Corp.	22,700	3,957,291
Riverbed Technology, Inc.*	82,700	2,322,216
Rock-Tenn Co., Class A	7,900	533,724
Roper Industries, Inc.	17,100	1,695,636
Salesforce.com, Inc.*	23,100	3,569,181
Schlumberger Ltd.	31,100	2,174,823
ServiceSource International, Inc.*[1]	40,300	623,844
Sherwin-Williams Co.	24,100	2,618,947
Skyworks Solutions, Inc.*	27,500	760,375

Starbucks Corp.	12,800	715,392
Symantec Corp.*	66,100	1,236,070
Teradata Corp.*	19,600	1,335,740
Time Warner, Inc.	21,600	815,400
Ultra Petroleum Corp.*	27,100	613,273
Union Pacific Corp.	12,300	1,322,004
United Technologies Corp.	32,400	2,687,256
UnitedHealth Group, Inc.	18,000	1,060,920
US Bancorp.	25,100	795,168
Viacom, Inc., Class B	14,100	669,186
Visa, Inc., Class A	44,300	5,227,400
Watson Pharmaceuticals, Inc.*	30,700	2,058,742
Wells Fargo & Co.	42,800	1,461,192

Total United States common stocks		189,168,840

Total common stocks (cost $337,317,597)		379,021,142

Preferred stock — 0.18%
Germany — 0.18%
Volkswagen AG, Preference shares (cost $1,615,235)	9,709	1,707,312

	Face
	amount

Bonds — 15.85%
Corporate bond — 0.13%
Austria — 0.13%
Oesterreichische Kontrollbank AG, 3.500%, due 04/28/14 (cost $1,140,581)	EUR	845,000	1,182,108

Mortgage & agency debt securities — 0.02%
United States — 0.02%
Federal Home Loan Mortgage Corp. Gold Pools,[3] #G00194, 7.500%, due 02/01/24		$74,459	86,919
Federal National Mortgage Association Pools,[3] #253824, 7.000%, due 03/01/31		64,559	73,989

Total mortgage & agency debt securities (cost $142,665)			160,908

US government obligations — 6.96%
US Treasury Bonds,
3.125%, due 11/15/41		3,370,000	3,232,568
3.750%, due 08/15/41		2,220,000	2,400,029
5.375%, due 02/15/31[1]		1,300,000	1,748,500
6.125%, due 11/15/27		700,000	989,187
6.250%, due 08/15/23[1]		1,000,000	1,385,000
8.000%, due 11/15/21		4,010,000	6,091,126
US Treasury Notes,
0.250%, due 02/28/14[1]		21,475,000	21,443,131
0.875%, due 01/31/17[1]		2,745,000	2,728,058
0.875%, due 02/28/17[1]		8,190,000	8,132,416
2.000%, due 02/15/22[1]		1,940,000	1,902,715
2.500%, due 04/30/15		6,785,000	7,185,736
3.125%, due 04/30/17		6,000,000	6,607,500

Total US government obligations (cost $62,617,582)			63,845,966

Non-US government obligations — 8.74%
Australia — 0.43%
Government of Australia,
5.750%, due 05/15/21	AUD	3,385,000	3,973,644

Canada — 0.00%[4]
Government of Canada,
5.750%, due 06/01/29	CAD	100	145
8.000%, due 06/01/23		200	313

			458

Finland — 0.40%
Government of Finland,
3.875%, due 09/15/17	EUR	1,353,000	2,031,501
4.375%, due 07/04/19		1,045,000	1,624,098

			3,655,599

France — 0.62%
Government of France,
3.750%, due 04/25/21		2,265,000	3,254,039
4.500%, due 04/25/41		1,600,000	2,449,740

			5,703,779

Germany — 4.46%
Bundesobligation,
2.250%, due 04/11/14		1,730,000	2,402,701
2.250%, due 04/10/15		5,540,000	7,807,268
Bundesrepublik Deutschland,
3.250%, due 07/04/21		8,095,000	12,208,458
4.000%, due 07/04/16		5,045,000	7,671,854
4.000%, due 01/04/37		4,770,000	8,087,373
Kreditanstalt fuer Wiederaufbau,
3.875%, due 07/04/13		1,150,000	1,599,550
Landwirtschaftliche Rentenbank,
3.250%, due 03/12/14		800,000	1,118,906

			40,896,110

Italy — 0.80%
Buoni Poliennali Del Tesoro,
4.250%, due 02/01/19		5,620,000	7,377,717

Netherlands — 0.35%
Government of the Netherlands,
3.250%, due 07/15/21		1,525,000	2,210,454
4.500%, due 07/15/17		650,000	1,001,362

			3,211,816

Spain — 0.40%
Kingdom of Spain,
4.800%, due 01/31/24		2,955,000	3,656,498

United Kingdom — 1.28%
UK Gilts,
3.750%, due 09/07/21	GBP	4,360,000	7,952,247
4.250%, due 12/07/49		990,000	1,870,104
4.750%, due 12/07/38		950,000	1,908,827

			11,731,178

Total Non-US government obligations (cost $78,256,842)			80,206,799

Total bonds (cost $142,157,670)			145,395,781

	Shares

Investment companies — 33.76%
UBS Credit Bond Relationship Fund*[5]	5,161,487	80,681,265
UBS Emerging Markets Equity Relationship Fund*[5]	1,452,074	55,324,895
UBS Global (ex-U.S.) All Cap Growth Relationship Fund*[5]	3,667,004	47,737,058
UBS Global Corporate Bond Relationship Fund*[5]	4,719,192	54,845,506
UBS High Yield Relationship Fund*[5]	1,520,017	43,535,411
UBS Small-Cap Equity Relationship Fund*[5]	216,748	13,158,535
Vanguard MSCI EAFE ETF	421,000	14,326,630

Total investment companies (cost $263,282,530)		309,609,300

	Number of
	rights

Rights — 0.00%[4]
Taiwan — 0.00%[4]
Chinatrust Financial Holding Co., Ltd., expires 04/03/12*[6,7] (cost $0)	11,546	880

	Number of
	warrants

Warrants — 0.11%
India — 0.01%
Housing Development & Infrastructure Ltd., strike @ USD 0.00001, expires 07/06/17*	64,928	109,158

Russia — 0.10%
Sberbank of Russia, strike @ USD 0.00001, expires 11/05/12*	276,038	891,600

Total warrants (cost $950,888)		1,000,758

	Shares

Short-term investment — 7.09%
Investment company — 7.09%
UBS Cash Management Prime Relationship Fund[5] (cost $65,041,730)	65,041,730	65,041,730

	Number of
	contracts

Options purchased* — 0.05%
Put options — 0.05%
S&P 500 Index, strike @ USD 1,300.00, expires June 2012 (cost $568,055)	326	456,400

	Shares

Investment of cash collateral from securities loaned — 0.49%
UBS Private Money Market Fund LLC[5] (cost $4,456,492)	4,456,492	4,456,492

Total investments — 98.86% (cost $815,390,197)		906,689,795
Cash and other assets, less liabilities — 1.14%		10,424,291

Net assets — 100.00%		$917,114,086

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$99,240,301
Gross unrealized depreciation	(7,940,703)

Net unrealized appreciation of investments	$91,299,598

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

						Unrealized
	Contracts to				Maturity	appreciation/
Counterparty	deliver		In exchange for		date	(depreciation)

BB	USD	8,598,884	EUR	6,535,000	06/20/12	$120,505
BB	USD	30,358,872	MXN	395,060,000	06/20/12	291,503
BB	USD	8,917,023	SEK	58,960,000	06/20/12	(32,592)
CSI	HKD	67,160,000	USD	8,661,963	06/20/12	10,601
CSI	USD	9,586,413	PLN	30,225,000	06/20/12	54,298
GSI	HUF	1,829,900,000	USD	8,259,535	06/20/12	57,563
JPMCB	AUD	2,720,000	USD	2,854,469	06/20/12	61,527
JPMCB	CNY	35,210,000	USD	5,593,328	04/19/12	4,111
JPMCB	EUR	26,545,000	USD	35,593,182	06/20/12	175,251
JPMCB	EUR	2,465,000	USD	3,222,766	06/20/12	(66,185)
JPMCB	NOK	29,520,000	USD	5,258,037	06/20/12	90,117
JPMCB	USD	14,357,834	CAD	14,445,000	06/20/12	99,876
JPMCB	USD	12,252,394	CNY	77,889,375	04/19/12	111,724
JPMCB	USD	3,079,081	EUR	2,325,000	06/20/12	23,073
JPMCB	USD	2,749,822	GBP	1,755,000	06/20/12	55,788
JPMCB	USD	13,424,564	KRW	15,284,000,000	06/20/12	(12,120)
JPMCB	USD	10,999,377	MYR	33,454,000	06/20/12	(135,601)
MSCI	JPY	569,600,000	USD	7,047,115	06/20/12	160,452
RBS	AUD	37,485,000	USD	39,460,834	06/20/12	970,602
RBS	JPY	613,340,997	USD	7,365,000	06/20/12	(50,507)
RBS	NZD	41,000,000	USD	33,893,060	06/20/12	506,025
RBS	USD	2,781,812	CHF	2,565,000	06/20/12	62,399
RBS	USD	13,771,970	GBP	8,685,000	06/20/12	112,201
RBS	USD	80,072,876	JPY	6,456,300,000	06/20/12	(2,013,949)

Net unrealized appreciation on forward foreign currency contracts						$656,662

Futures contracts

				Unrealized
	Expiration	Cost/		appreciation/
	date	(proceeds)	Value	(depreciation)

Index futures buy contracts:
DAX Index, 120 contracts (EUR)	June 2012	$27,638,486	$27,851,657	$213,171
Dow Jones EURO STOXX 50 Index, 1,563 contracts (EUR)	June 2012	51,498,078	50,217,365	(1,280,713)
E-mini S&P 500 Index, 101 contracts (USD)	June 2012	6,902,820	7,086,160	183,340
TOPIX Index, 190 contracts (JPY)	June 2012	18,840,999	19,672,587	831,588
Index futures sell contracts:
IBEX 35 Index, 251 contracts (EUR)	April 2012	(27,119,892)	(26,521,258)	598,634

Net unrealized appreciation on futures contracts				$546,020

Options written

	Expiration	Premiums
	date	received	Value

Put options
S&P 500 Index, 326 contracts, strike @ USD 1,200.00	June 2012	227,385	(176,040)

Written option activity for the period ended March 31, 2012 was as follows:

	Number of	Amount of
	contracts	premiums received

Options outstanding at December 31, 2011	—	$—
Options written	326	227,385
Options terminated in closing purchase transactions	—	—
Options expired prior to exercise	—	—

Options outstanding at March 31, 2012	326	$227,385

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks	$379,021,142	$—	$—	$379,021,142
Preferred stock	1,707,312	—	—	1,707,312
Corporate bond	—	1,182,108	—	1,182,108
Mortgage & agency debt securities	—	160,908	—	160,908
US government obligations	—	63,845,966	—	63,845,966
Non-US government obligations	—	80,206,799	—	80,206,799
Investment companies	14,326,630	295,282,670	—	309,609,300
Rights	—	—	880	880
Warrants	—	1,000,758	—	1,000,758
Short-term investment	—	65,041,730	—	65,041,730
Options purchased	456,400	—	—	456,400
Investment of cash collateral from securities loaned	—	4,456,492	—	4,456,492
Forward foreign currency contracts	—	656,662	—	656,662
Futures contracts	546,020	—	—	546,020
Options written	(176,040)	—	—	(176,040)

Total	$395,881,464	$511,834,093	$880	$907,716,437

Level 3 rollforward disclosure
The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Rights	Total

Assets
Beginning balance	$—	$—
Purchases	—	—
Issuances	0	0
Sales	—	—
Settlements	—	—
Accrued discounts (premiums)	—	—
Total realized gain (loss)	—	—
Change in net unrealized appreciation/depreciation	880	880
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Ending balance	$880	$880

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at March 31, 2012 was $880.

Portfolio footnotes
*	Non-income producing security.
[1]	Security, or portion thereof, was on loan at March 31, 2012.
[2]	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2012, the value of this security amounted to $120,315 or 0.01% of net assets.
[3]	On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[4]	Amount represents less than 0.005%.
[5]	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from UBS Relationship Funds.

					Change in
					net unrealized
					appreciation/		Income
		Purchases	Sales	Net realized	(depreciation)		earned from
		during the	during the	gain during the	during the		affiliate for the
		three months	three months	three months	three months		three months
	Value	ended	ended	ended	ended	Value	ended
Security description	12/31/2011	03/31/12	03/31/12	03/31/12	03/31/12	03/31/12	03/31/12

UBS Cash Management Prime Relationship Fund	$14,158,354	$157,225,108	$106,341,732	$—	$—	$65,041,730	$15,871
UBS Private Money Market Fund LLC[a]	2,798,045	32,533,360	30,874,913	—	—	4,456,492	469
UBS Credit Bond Relationship Fund	78,700,802	—	—	—	1,980,463	80,681,265	—
UBS Emerging Markets Equity Relationship Fund	24,055,392	25,500,000	—	—	5,769,503	55,324,895	—
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	65,199,612	5,000,000	31,500,000	5,397,777	3,639,669	47,737,058	—
UBS Global Corporate Bond Relationship Fund	46,985,552	6,000,000	—	—	1,859,954	54,845,506	—
UBS High Yield Relationship Fund	41,284,266	—	—	—	2,251,145	43,535,411	—
UBS Small-Cap Equity Relationship Fund	11,349,423	—	—	—	1,809,112	13,158,535	—

	$284,531,446	$226,258,468	$168,716,645	$5,397,777	$17,309,846	$364,780,892	$16,340

[a] The adviser does earn a management fee from this affiliated fund, and any income earned is net of expenses. Please see the Notes to financial statements in the most recent shareholder report for further information.
[6]	Security is illiquid. At March 31, 2012, the value of this security amounted to $880 or 0.00% of net assets.
[7]	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2012, the value of this security amounted to $880 or 0.00% of net assets.

UBS Emerging Markets Equity Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of March 31, 2012

Common stocks
Automobiles	2.19%
Beverages	2.40
Chemicals	4.90
Commercial banks	18.68
Construction & engineering	1.14
Diversified financial services	1.96
Diversified telecommunication services	5.59
Electric utilities	2.15
Electrical equipment	0.97
Electronic equipment, instruments & components	6.00
Food products	1.03
Household products	1.10
Insurance	1.84
IT services	2.95
Machinery	1.99
Media	2.00
Metals & mining	9.72
Multiline retail	1.21
Oil, gas & consumable fuels	12.14
Pharmaceuticals	2.07
Real estate management & development	1.13
Semiconductors & semiconductor equipment	5.71
Specialty retail	2.53
Thrifts & mortgage finance	2.05
Tobacco	1.95
Wireless telecommunication services	2.99

Total common stocks	98.39%
Warrants	0.13
Short-term investment	1.00

Total investments	99.52%
Cash and other assets, less liabilities	0.48

Net assets	100.00%

UBS Emerging Markets Equity Relationship Fund — Portfolio of investments
March 31, 2012 (unaudited)

Security description	Shares	Value

Common stocks — 98.39%
Brazil — 13.34%
Banco Bradesco SA ADR	379,800	$6,646,500
Cia de Bebidas das Americas ADR	100,700	4,160,924
Gerdau SA ADR	632,600	6,091,938
Itau Unibanco Holding SA ADR	503,805	9,668,018
Lojas Renner SA	124,100	4,262,549
OGX Petroleo e Gas Participacoes SA*	817,800	6,764,787
Vale SA ADR	182,400	4,138,656
Vale SA, Preference shares	229,865	5,220,741

Total Brazil common stocks		46,954,113

China — 15.15%
Changsha Zoomlion Heavy Industry Science & Technology Development Co., Ltd., H Shares	5,251,600	6,992,620
China Construction Bank Corp., H Shares	13,831,300	10,686,661
China Mengniu Dairy Co., Ltd.	1,233,000	3,612,204
China Merchants Bank Co., Ltd., H Shares	1,777,500	3,634,862
China Resources Land Ltd.	1,058,000	1,828,378
China Shenhua Energy Co., Ltd., H Shares	2,367,000	9,982,454
China Unicom Hong Kong Ltd.	4,686,000	7,941,197
Ping An Insurance Group Co. of China Ltd., H Shares	859,500	6,496,983
Shimao Property Holdings Ltd.	2,017,500	2,153,753

Total China common stocks		53,329,112

Czech Republic — 2.15%
CEZ AS	176,100	7,565,870

India — 11.82%
Crompton Greaves Ltd.	1,260,330	3,416,461
Hero Motocorp Ltd.	95,879	3,868,001
Housing Development Finance Corp.	548,040	7,243,014
Infosys Ltd. ADR	182,000	10,379,460
ITC Ltd.	685,775	3,054,320
Jindal Steel & Power Ltd.	596,623	6,384,317
Sun Pharmaceutical Industries Ltd.	650,758	7,280,391

Total India common stocks		41,625,964

Indonesia — 5.38%
Astra International Tbk PT	477,076	3,858,243
Bank Mandiri Tbk PT	4,784,988	3,584,555
Bank Rakyat Indonesia PT	4,891,000	3,717,459
Telekomunikasi Indonesia Tbk PT	10,172,500	7,787,347

Total Indonesia common stocks		18,947,604

Malaysia — 1.04%
Bumiputra-Commerce Holdings Bhd	1,454,500	3,651,087

Mexico — 3.23%
America Movil SAB de CV	2,902,000	3,613,380
Grupo Financiero Banorte SAB de CV, Class O	773,900	3,446,734
Grupo Modelo SAB de CV	618,000	4,309,257

Total Mexico common stocks		11,369,371

Russia — 9.32%
Gazprom OAO ADR	1,233,945	15,071,056
Mobile Telesystems OJSC ADR	192,650	3,533,201
NovaTek OAO GDR	55,415	7,508,733
Sberbank of Russia	2,069,264	6,683,723

Total Russia common stocks		32,796,713

South Africa — 9.27%
FirstRand Ltd.	2,235,586	6,906,973
Foschini Group Ltd.	279,110	4,500,107
Kumba Iron Ore Ltd.	93,949	6,442,690
MTN Group Ltd.	190,159	3,347,056
Naspers Ltd., Class N	125,640	7,059,163
Truworths International Ltd.	416,458	4,384,454

Total South Africa common stocks		32,640,443

South Korea — 8.75%
KT&G Corp.	53,597	3,803,185
LG Chem Ltd.	21,300	6,955,562
LG Household & Health Care Ltd.	7,392	3,881,770
Samsung Electronics Co., Ltd.	10,816	12,171,043
Samsung Engineering Co., Ltd.	18,743	4,003,183

Total South Korea common stocks		30,814,743

Taiwan — 11.34%
Chunghwa Telecom Co., Ltd.	1,276,304	3,930,815
Formosa Plastics Corp.	2,354,000	6,930,918
HON HAI Precision Industry Co., Ltd.	3,429,208	13,303,438
Synnex Technology International Corp.	1,594,000	3,958,739
Taiwan Semiconductor Manufacturing Co., Ltd.	2,760,000	7,939,284
WPG Holdings Ltd.	2,841,156	3,869,775

Total Taiwan common stocks		39,932,969

Thailand — 4.90%
Banpu PCL	48,900	966,904
Banpu PCL NVDR	125,900	2,481,271
Kasikornbank PCL	521,700	2,646,550
Kasikornbank PCL NVDR	881,400	4,399,857
PTT Global Chemical PCL NVDR	1,470,700	3,384,755
Siam Commercial Bank PCL	93,900	436,780
Siam Commercial Bank PCL NVDR	633,800	2,948,146

Total Thailand common stocks		17,264,263

Turkey — 1.01%
Turkiye Garanti Bankasi AS	899,842	3,564,431

United States — 1.69%
Southern Copper Corp.	187,282	5,938,712

Total common stocks (cost $325,107,566)		346,395,395

	Number of
	warrants

Warrants — 0.13%
India — 0.13%
ITC Ltd., strike @ USD 0.000001, expires 01/24/17*1 (cost $232,654)	96,130	428,146

	Shares

Short-term investment — 1.00%
Investment company — 1.00%
UBS Cash Management Prime Relationship Fund[2] (cost $3,537,156)	3,537,156	3,537,156

Total investments — 99.52%
(cost $328,877,376)		350,360,697
Cash and other assets, less liabilities — 0.48%		1,705,046

Net assets — 100.00%		$352,065,743

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$31,323,915
Gross unrealized depreciation	(9,840,594)

Net unrealized appreciation of investments	$21,483,321

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks	$346,395,395	$—	$—	$346,395,395
Warrants	—	428,146	—	428,146
Short-term investment	—	3,537,156	—	3,537,156

Total	$346,395,395	$3,965,302	$—	$350,360,697

Portfolio footnotes
*	Non-income producing security.
[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security is considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the value of this security amounted to $428,146 or 0.12% of net assets.
[2]	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from UBS Relationship Fund.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	12/31/11	03/31/12	03/31/12	03/31/12	03/31/12

UBS Cash Management Prime Relationship Fund	$3,657,642	$74,310,748	$74,431,234	$3,537,156	$2,062

UBS Global (ex-U.S.) All Cap Growth Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of March 31, 2012

Common stocks
Aerospace & defense	0.73%
Airlines	0.49
Auto components	1.76
Automobiles	4.34
Beverages	0.61
Capital markets	2.68
Chemicals	4.26
Commercial banks	8.17
Commercial services & supplies	2.91
Computers & peripherals	1.28
Construction & engineering	1.03
Construction materials	1.24
Diversified financial services	3.50
Electronic equipment, instruments & components	0.75
Energy equipment & services	5.54
Food products	1.97
Health care equipment & supplies	2.25
Health care providers & services	0.05
Hotels, restaurants & leisure	2.81
Household durables	1.23
Household products	0.33
Industrial conglomerates	1.15
Insurance	0.37
Internet & catalog retail	0.96
Internet software & services	1.93
Machinery	9.17
Media	1.13
Metals & mining	6.23
Office electronics	0.76
Oil, gas & consumable fuels	5.57
Personal products	0.20
Pharmaceuticals	4.88
Real estate management & development	0.84
Semiconductors & semiconductor equipment	4.21
Software	0.90
Specialty retail	4.02
Textiles, apparel & luxury goods	2.98
Tobacco	1.11
Trading companies & distributors	1.90
Wireless telecommunication services	0.54

Total common stocks	96.78%
Preferred stock	1.14
Short-term investment	1.32

Total investments	99.24%
Cash and other assets, less liabilities	0.76

Net assets	100.00%

UBS Global (ex-U.S.) All Cap Growth Relationship Fund — Portfolio of investments
 March 31, 2012 (unaudited)

Security description	Shares	Value

Common stocks — 96.78%
Australia — 4.63%
BHP Billiton Ltd.	17,826	$639,076
Boart Longyear Ltd.	229,440	988,688
Fortescue Metals Group Ltd.	171,005	1,029,157
Incitec Pivot Ltd.	256,778	837,848
National Australia Bank Ltd.	36,816	938,142

Total Australia common stocks		4,432,911

Belgium — 0.61%
Anheuser-Busch InBev NV	8,001	584,554

Brazil — 0.72%
Cia Hering	26,700	689,641

Canada — 1.88%
Bombardier, Inc., Class B	167,800	696,468
Major Drilling Group International	27,100	449,651
Teck Resources Ltd., Class B	8,400	299,889
Trican Well Service Ltd.	24,000	352,499

Total Canada common stocks		1,798,507

China — 7.80%
Agile Property Holdings Ltd.	694,000	800,747
Baidu, Inc. ADR*	7,300	1,064,121
BBMG Corp., H Shares	1,413,500	1,188,603
Brilliance China Automotive Holdings Ltd.*	674,000	729,066
Haier Electronics Group Co., Ltd.*	577,000	653,862
Melco Crown Entertainment Ltd. ADR*	76,600	1,042,526
Prince Frog International Holdings Ltd.*	508,000	187,747
Sands China Ltd.	242,400	947,369
Shougang Concord International Enterprises Co., Ltd.	4,468,000	261,790
Shougang Fushan Resources Group Ltd.	1,742,000	589,972

Total China common stocks		7,465,803

Denmark — 2.51%
Novo Nordisk A/S, Class B	17,339	2,400,641

France — 2.73%
BNP Paribas	23,586	1,119,071
Technip SA	4,967	585,141
Valeo SA	17,267	905,500

Total France common stocks		2,609,712

Germany — 6.20%
Allianz SE	2,970	354,399
Deutsche Bank AG	11,162	555,351
Dialog Semiconductor PLC*	64,400	1,573,080
Fresenius SE & Co KGaA	439	45,019
GEA Group AG	36,592	1,262,039
Kabel Deutschland Holding AG*	17,566	1,084,940
Lanxess AG	12,850	1,062,216

Total Germany common stocks		5,937,044

Hong Kong — 2.71%
Emperor Watch & Jewellery Ltd.	5,890,000	932,928
Hong Kong Exchanges & Clearing Ltd.	57,200	961,245
Shangri-La Asia Ltd.	320,000	699,706

Total Hong Kong common stocks		2,593,879

Indonesia — 0.41%
Astra International Tbk PT	49,000	396,276

Israel — 1.45%
Mellanox Technologies Ltd.*	33,100	1,384,573

Italy — 3.09%
Saipem SpA	38,938	2,011,311
Tod’s SpA	8,377	942,393

Total Italy common stocks		2,953,704

Japan — 17.31%
Canon, Inc.	15,400	727,486
Denki Kagaku Kogyo KK	186,000	743,820
FANUC Corp.	17,100	3,032,838
Isuzu Motors Ltd.	273,000	1,599,674
Komatsu Ltd.	34,000	969,023
Makino Milling Machine Co., Ltd.	54,000	462,559
Mitsubishi Corp.	78,300	1,816,310
Mitsubishi UFJ Financial Group, Inc.	136,500	679,449
Murata Manufacturing Co., Ltd.	12,200	722,979
Nissan Motor Co., Ltd.	134,800	1,434,805
NTT DoCoMo, Inc.	21	34,860
ORIX Corp.	17,410	1,661,701
Rakuten, Inc.	875	916,546
Square Enix Holdings Co., Ltd.	41,100	863,016
Tokyo Electron Ltd.	15,800	903,866

Total Japan common stocks		16,568,932

Netherlands — 2.22%
ASML Holding NV	3,493	174,605
Gemalto NV	18,582	1,226,501
ING Groep NV CVA*	86,965	724,560

Total Netherlands common stocks		2,125,666

Norway — 1.34%
Subsea 7 SA*	48,337	1,279,989

Russia — 1.51%
NovaTek OAO GDR	6,956	942,538
VTB Bank OJSC GDR	111,120	501,151

Total Russia common stocks		1,443,689

Singapore — 3.47%
Biosensors International Group Ltd.*	940,000	1,125,413
Golden Agri-Resources Ltd.	1,764,000	1,101,579
Keppel Corp. Ltd.	125,800	1,099,830

Total Singapore common stocks		3,326,822

South Africa — 0.55%
Steinhoff International Holdings Ltd.*	147,653	529,326

South Korea — 1.48%
Hyundai Mobis	3,059	773,491
LG Chem Ltd.	1,962	640,695

Total South Korea common stocks		1,414,186

Spain — 2.74%
Banco Bilbao Vizcaya Argentaria SA	21,028	167,345
Banco Santander SA	64,092	493,217
Inditex SA	14,464	1,385,453
Viscofan SA	12,996	581,514

Total Spain common stocks		2,627,529

Sweden — 5.04%
Elekta AB, Class B	20,370	1,031,155
Skandinaviska Enskilda Banken AB, Class A	125,130	888,949
Swedish Match AB	26,781	1,066,253

Trelleborg AB, Class B	73,529	767,988
Volvo AB, Class B	73,755	1,074,697

Total Sweden common stocks		4,829,042

Switzerland — 5.10%
Compagnie Financiere Richemont SA, Class A	17,765	1,113,880
Credit Suisse Group AG*	34,901	994,796
GAM Holding AG*	69,349	1,010,235
Nestle SA	3,205	201,666
Novartis AG	13,821	764,924
Swatch Group AG	9,869	793,172

Total Switzerland common stocks		4,878,673

Thailand — 0.87%
Home Product Center PCL	1,855,600	836,073

Turkey — 0.49%
Turk Hava Yollari*	320,338	467,306

United Kingdom — 19.92%
Afren PLC*	276,404	589,772
Aggreko PLC	77,300	2,781,930
Anglo American PLC	17,102	639,278
BG Group PLC	70,094	1,623,430
Croda International PLC	23,463	790,362
HSBC Holdings PLC	162,782	1,444,532
John Wood Group PLC	93,320	1,069,486
Reckitt Benckiser Group PLC	5,578	315,215
Rio Tinto PLC	19,744	1,088,265
Royal Dutch Shell PLC, Class A	38,596	1,347,969
Shire PLC	46,672	1,507,968
Standard Chartered PLC	64,079	1,598,912
Telecity Group PLC*	66,624	785,385
Tullow Oil PLC	33,338	814,259
Vodafone Group PLC	175,636	483,761
Weir Group PLC	42,959	1,212,096
Xstrata PLC	56,837	970,927

Total United Kingdom common stocks		19,063,547

Total common stocks
(cost $88,754,860)		92,638,025

Preferred stock — 1.14%
Germany — 1.14%
Hugo Boss AG, Preference shares
(cost $949,888)	9,462	1,090,574

Short-term investment — 1.32%
Investment company — 1.32%
UBS Cash Management Prime Relationship Fund[1]
(cost $1,261,235)	1,261,235	1,261,235

Total investments — 99.24%
(cost $90,965,983)		94,989,834
Cash and other assets, less liabilities — 0.76%		731,812

Net assets — 100.00%		$95,721,646

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$9,154,767
Gross unrealized depreciation	(5,130,916)

Net unrealized appreciation of investments	$4,023,851

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks	$92,638,025	$—	$—	$92,638,025
Preferred stock	1,090,574	—	—	1,090,574
Short-term investment	—	1,261,235	—	1,261,235

Total	$93,728,599	$1,261,235	$—	$94,989,834

Portfolio footnotes
*	Non-income producing security.
[1]	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from UBS Relationship Fund.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	12/31/11	03/31/12	03/31/12	03/31/12	03/31/12

UBS Cash Management Prime Relationship Fund	$1,589,159	$10,457,043	$10,784,967	$1,261,235	$509

UBS International Equity Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of March 31, 2012

Common stocks
Airlines	0.98%
Auto components	1.35
Automobiles	2.10
Beverages	3.65
Building products	1.06
Capital markets	1.86
Chemicals	3.88
Commercial banks	10.51
Construction & engineering	1.35
Construction materials	1.36
Diversified financial services	0.96
Diversified telecommunication services	2.31
Electric utilities	3.46
Electrical equipment	1.23
Food & staples retailing	2.97
Food products	3.13
Gas utilities	1.32
Health care providers & services	1.52
Industrial conglomerates	1.36
Insurance	7.47
Leisure equipment & products	1.17
Machinery	3.97
Media	0.99
Metals & mining	4.85
Oil, gas & consumable fuels	9.79
Personal products	1.47
Pharmaceuticals	4.15
Professional services	1.25
Real estate investment trust (REIT)	1.04
Real estate management & development	1.24
Semiconductors & semiconductor equipment	1.48
Software	3.27
Tobacco	2.67
Trading companies & distributors	3.03
Wireless telecommunication services	3.26

Total common stocks	97.46%
Preferred stock	1.03
Short-term investment	0.85

Total investments	99.34%
Cash and other assets, less liabilities	0.66

Net assets	100.00%

UBS International Equity Relationship Fund — Portfolio of investments
March 31, 2012 (unaudited)

Security description	Shares	Value

Common stocks — 97.46%
Australia — 4.13%
National Australia Bank Ltd.	29,784	$758,953
Orica Ltd.	25,762	746,396
Westfield Group	55,196	504,853

Total Australia common stocks		2,010,202

Belgium — 1.89%
Anheuser-Busch InBev NV	12,564	917,927

Canada — 8.05%
Canadian Oil Sands Ltd.	24,300	512,579
Petrobank Energy & Resources Ltd.*	32,100	509,120
Petrominerales Ltd.	24,050	447,268
Royal Bank of Canada	18,200	1,054,832
Suncor Energy, Inc.	26,400	862,576
Teck Resources Ltd., Class B	14,800	528,375

Total Canada common stocks		3,914,750

China — 4.08%
AIA Group Ltd.	197,245	722,630
Jardine Matheson Holdings Ltd.	13,200	660,000
New World Development Co., Ltd.	500,500	601,331

Total China common stocks		1,983,961

Denmark — 1.35%
FLSmidth & Co. A/S	9,351	656,305

Finland — 1.81%
Sampo Oyj, Class A	30,433	879,553

France — 4.41%
BNP Paribas SA	11,662	553,320
Carrefour SA	41,376	991,917
Schneider Electric SA	9,180	599,803

Total France common stocks		2,145,040

Germany — 13.26%
Beiersdorf AG	10,933	713,392
Deutsche Bank AG	18,156	903,328
E.ON AG	31,166	746,527
Fresenius Medical Care AG & Co. KGaA	10,447	740,408
HeidelbergCement AG	10,967	663,832
Infineon Technologies AG	70,473	720,526
MAN SE	4,684	623,643
Metro AG	11,658	450,745
SAP AG	12,694	886,454

Total Germany common stocks		6,448,855

Ireland — 0.98%
Ryanair Holdings PLC ADR*	13,100	475,268

Israel — 1.01%
Teva Pharmaceutical Industries Ltd. ADR	10,900	491,154

Italy — 1.70%
Fiat Industrial SpA*	77,446	826,318

Japan — 17.90%
Asahi Glass Co., Ltd.	61,000	517,361
Bridgestone Corp.	27,100	656,791
ITOCHU Corp.	83,900	915,328
KDDI Corp.	74	479,208
Mitsubishi Corp.	24,200	561,363
Mitsubishi UFJ Financial Group, Inc.	164,900	820,814
ORIX Corp.	4,870	464,818
Sankyo Co., Ltd.	11,600	568,998
Shin-Etsu Chemical Co., Ltd.	13,300	768,080
THK Co., Ltd.	23,600	479,870
Tokio Marine Holdings, Inc.	29,500	809,406
Tokyo Gas Co., Ltd.	136,000	640,812
Toyota Motor Corp.	23,700	1,022,218

Total Japan common stocks		8,705,067

Luxembourg — 0.82%
ArcelorMittal	20,769	396,935

Netherlands — 3.52%
Heineken NV	15,388	855,295
Koninklijke DSM NV	6,521	377,322
Wolters Kluwer NV	25,373	480,527

Total Netherlands common stocks		1,713,144

Norway — 4.03%
Statoil ASA	30,723	834,062
Telenor ASA	60,612	1,123,952

Total Norway common stocks		1,958,014

Singapore — 0.27%
DBS Group Holdings Ltd.	11,473	129,420

Spain — 0.75%
Acciona SA	5,259	367,249

Switzerland — 7.52%
Nestle SA	24,192	1,522,217
Novartis AG	27,632	1,529,295
SGS SA	312	606,926

Total Switzerland common stocks		3,658,438

United Kingdom — 19.98%
Admiral Group PLC	32,188	611,123
Barclays PLC	162,472	611,354
BP PLC	215,943	1,597,652
HSBC Holdings PLC	132,725	1,177,805
Imperial Tobacco Group PLC	32,097	1,301,448
Prudential PLC	51,150	611,563
Rio Tinto PLC	11,350	625,598
Sage Group PLC	147,468	705,738
SSE PLC	26,905	571,929
Vodafone Group PLC	400,506	1,103,129
Xstrata PLC	46,930	801,689

Total United Kingdom common stocks		9,719,028

Total common stocks
(cost $43,871,838)		47,396,628

Preferred stock — 1.03%
Germany — 1.03%
Volkswagen AG, Preference shares
(cost $468,319)	2,853	501,695

Short-term investment — 0.85%
Investment company — 0.85%
UBS Cash Management Prime Relationship Fund[1]
(cost $410,956)	410,956	410,956

Total investments — 99.34%
(cost $44,751,113)		48,309,279

Cash and other assets, less liabilities — 0.66%		323,246

Net assets — 100.00%		$48,632,525

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:
Gross unrealized appreciation	$6,156,238
Gross unrealized depreciation	(2,598,072)

Net unrealized appreciation of investments	$3,558,166

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

						Unrealized
	Contracts				Maturity	appreciation/
Counterparty	to deliver		In exchange for		date	(depreciation)

JPMCB	AUD	755,000	USD	793,558	06/20/12	$18,311
JPMCB	DKK	1,530,000	USD	276,177	06/20/12	1,784
JPMCB	EUR	2,830,000	USD	3,794,639	06/20/12	18,684
JPMCB	EUR	690,000	USD	900,709	06/20/12	(19,930)
JPMCB	GBP	605,000	USD	967,114	06/20/12	(62)
JPMCB	HKD	4,950,000	USD	638,419	06/20/12	774
JPMCB	ILS	855,000	USD	223,631	06/20/12	(6,036)
JPMCB	JPY	45,400,000	USD	559,452	06/20/12	10,550
JPMCB	NOK	8,740,000	USD	1,556,750	06/20/12	26,681
JPMCB	USD	1,148,030	CAD	1,155,000	06/20/12	7,986
JPMCB	USD	535,915	EUR	400,000	06/20/12	(2,211)
JPMCB	USD	713,244	EUR	535,000	06/20/12	585
JPMCB	USD	1,523,114	GBP	965,000	06/20/12	19,572
JPMCB	USD	1,379,307	JPY	111,100,000	06/20/12	(36,069)
JPMCB	USD	306,647	SEK	2,090,000	06/20/12	8,286
JPMCB	USD	1,610,825	SEK	10,640,000	06/20/12	(7,529)
JPMCB	USD	1,611,908	SGD	2,030,000	06/20/12	3,302
RBS	JPY	34,976,676	USD	420,000	06/20/12	(2,880)

Net unrealized appreciation on forward foreign currency contracts						$41,798

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks	$47,396,628	$—	$—	$47,396,628
Preferred stock	501,695	—	—	501,695
Short-term investment	—	410,956	—	410,956
Forward foreign currency contracts	—	41,798	—	41,798

Total	$47,898,323	$452,754	$—	$48,351,077

Portfolio footnotes
*	Non-income producing security.
[1]	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from UBS Relationship Fund.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	12/31/11	03/31/12	03/31/12	03/31/12	03/31/12

UBS Cash Management Prime Relationship Fund	$90,766	$1,987,767	$1,667,577	$410,956	$116

UBS Small-Cap Equity Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of March 31, 2012

Common stocks
Aerospace & defense	2.08%
Air freight & logistics	1.07
Auto components	1.93
Beverages	1.36
Building products	1.50
Capital markets	3.86
Chemicals	1.09
Commercial banks	6.10
Commercial services & supplies	2.62
Communications equipment	3.30
Construction & engineering	0.74
Diversified consumer services	1.99
Electric utilities	1.19
Electrical equipment	1.77
Electronic equipment, instruments & components	2.39
Energy equipment & services	3.06
Health care equipment & supplies	8.92
Health care providers & services	3.33
Health care technology	0.30
Hotels, restaurants & leisure	2.89
Household products	3.40
Insurance	1.36
Internet & catalog retail	0.20
Internet software & services	3.78
Life sciences tools & services	1.98
Machinery	3.21
Media	3.94
Metals & mining	0.96
Oil, gas & consumable fuels	2.51
Real estate investment trust (REIT)	7.13
Semiconductors & semiconductor equipment	0.50
Software	8.05
Specialty retail	0.78
Textiles, apparel & luxury goods	2.56
Thrifts & mortgage finance	1.35
Trading companies & distributors	2.59

Total common stocks	95.79%
Short-term investment	5.67
Investment of cash collateral from securities loaned	5.14

Total investments	106.60%
Liabilities, in excess of cash and other assets	(6.60)
Net assets	100.00%

UBS Small-Cap Equity Relationship Fund — Portfolio of investments
March 31, 2012 (unaudited)

Security description	Shares	Value

Common stocks — 95.79%
Aerospace & defense — 2.08%
BE Aerospace, Inc.*	29,600	$1,375,512
LMI Aerospace, Inc.*	42,200	768,040

		2,143,552

Air freight & logistics — 1.07%
Hub Group, Inc., Class A*	30,600	1,102,518

Auto components — 1.93%
Tenneco, Inc.*	53,300	1,980,095

Beverages — 1.36%
Boston Beer Co., Inc., Class A*1	13,100	1,398,949

Building products — 1.50%
AO Smith Corp.	34,400	1,546,280

Capital markets — 3.86%
Evercore Partners, Inc., Class A	44,200	1,284,894
Golub Capital BDC, Inc.[1]	79,700	1,217,019
PennantPark Investment Corp.	141,300	1,469,520

		3,971,433

Chemicals — 1.09%
Cytec Industries, Inc.	18,500	1,124,615

Commercial banks — 6.10%
BBCN Bancorp, Inc.*	203,475	2,264,677
City National Corp.	20,700	1,086,129
East West Bancorp, Inc.	70,700	1,632,463
Prosperity Bancshares, Inc.[1]	28,100	1,286,980

		6,270,249

Commercial services & supplies — 2.62%
InnerWorkings, Inc.*1	125,700	1,464,405
Interface, Inc., Class A	88,000	1,227,600

		2,692,005

Communications equipment — 3.30%
Aruba Networks, Inc.*	47,800	1,064,984
Finisar Corp.*	59,500	1,198,925
Netgear, Inc.*	29,700	1,134,540

		3,398,449

Construction & engineering — 0.74%
MasTec, Inc.*	41,800	756,162

Diversified consumer services — 1.99%
Coinstar, Inc.*1	10,600	673,630
Regis Corp.	74,400	1,371,192

		2,044,822

Electric utilities — 1.19%
Unisource Energy Corp.	33,400	1,221,438

Electrical equipment — 1.77%
Regal-Beloit Corp.	27,800	1,822,290

Electronic equipment, instruments & components — 2.39%
Badger Meter, Inc.[1]	20,200	686,598
InvenSense, Inc.*1	42,453	768,399
Rofin-Sinar Technologies, Inc.*	38,100	1,004,697

		2,459,694

Energy equipment & services — 3.06%
C&J Energy Services, Inc.*1	61,200	1,088,748
Dril-Quip, Inc.*	10,169	661,188
North American Energy Partners, Inc.*	154,600	757,540
Tetra Technologies, Inc.*	67,500	635,850

		3,143,326

Health care equipment & supplies — 8.92%
CONMED Corp.	36,400	1,087,268
Cooper Cos., Inc.	18,200	1,487,122
Greatbatch, Inc.*	74,000	1,814,480
Hill-Rom Holdings, Inc.	26,300	878,683
ICU Medical, Inc.*	29,800	1,464,968
Integra LifeSciences Holdings Corp.*	34,900	1,210,681
STERIS Corp.	38,900	1,230,018

		9,173,220

Health care providers & services — 3.33%
Owens & Minor, Inc.	34,850	1,059,788
Patterson Cos., Inc.	28,200	941,880
PSS World Medical, Inc.*	56,300	1,426,642

		3,428,310

Health care technology — 0.30%
ePocrates, Inc.*	36,274	311,231

Hotels, restaurants & leisure — 2.89%
Vail Resorts, Inc.	38,000	1,643,500
WMS Industries, Inc.*	56,200	1,333,626

		2,977,126

Household products — 3.40%
Central Garden and Pet Co., Class A*	215,700	2,077,191
Spectrum Brands Holdings, Inc.*	40,700	1,422,872

		3,500,063

Insurance — 1.36%
Validus Holdings Ltd.	45,300	1,402,035

Internet & catalog retail — 0.20%
CafePress, Inc.*	10,900	208,735

Internet software & services — 3.78%
Bazaarvoice, Inc.*	16,400	325,868
Demandware, Inc.*	12,900	384,420
Digital River, Inc.*	32,400	606,204
ExactTarget, Inc.*	14,100	366,600
Millennial Media, Inc.*	36,800	864,800
ValueClick, Inc.*	68,000	1,342,320

		3,890,212

Life sciences tools & services — 1.98%
Bio-Rad Laboratories, Inc., Class A*	19,600	2,032,324

Machinery — 3.21%
CIRCOR International, Inc.	24,500	815,115
Greenbrier Cos., Inc.*	35,700	706,503
Kaydon Corp.	31,400	801,014
Nordson Corp.	18,000	981,180

		3,303,812

Media — 3.94%
Cinemark Holdings, Inc.	101,300	2,223,535
ReachLocal, Inc.*	61,800	440,634
Valassis Communications, Inc.*	60,300	1,386,900

		4,051,069

Metals & mining — 0.96%
Compass Minerals International, Inc.	13,800	990,012

Oil, gas & consumable fuels — 2.51%
Berry Petroleum Co., Class A	26,400	1,244,232
Kodiak Oil & Gas Corp.*	134,400	1,338,624

		2,582,856

Real estate investment trust (REIT) — 7.13%
Campus Crest Communities, Inc.	170,400	1,986,864
Hudson Pacific Properties, Inc.	81,500	1,233,095
LaSalle Hotel Properties	55,800	1,570,212
Mack-Cali Realty Corp.	45,300	1,305,546
Summit Hotel Properties, Inc.	162,700	1,233,266

		7,328,983

Semiconductors & semiconductor equipment — 0.50%
ON Semiconductor Corp.*	56,700	510,867

Software — 8.05%
Cadence Design Systems, Inc.*	103,400	1,224,256
Guidewire Software, Inc.*	20,100	618,678
NICE Systems Ltd. ADR*	25,200	990,360
Nuance Communications, Inc.*	33,000	844,140
RealPage, Inc.*	30,200	578,934
Solera Holdings, Inc.	18,500	848,965
SS&C Technologies Holdings, Inc.*	67,200	1,567,776
Tangoe, Inc.*	52,126	980,490
Websense, Inc.*	29,500	622,155

		8,275,754

Specialty retail — 0.78%
Francesca’s Holdings Corp.*	25,391	802,610

Textiles, apparel & luxury goods — 2.56%
Liz Claiborne, Inc.*	79,800	1,066,128
Movado Group, Inc.	64,004	1,571,298

		2,637,426

Thrifts & mortgage finance — 1.35%
Brookline Bancorp, Inc.	147,800	1,384,886

Trading companies & distributors — 2.59%
United Rentals, Inc.*1	25,600	1,097,984
Watsco, Inc.	21,200	1,569,648

		2,667,632

Total common stocks
(cost $83,710,747)		98,535,040

Short-term investment — 5.67%
Investment company — 5.67%
UBS Cash Management Prime Relationship Fund[2]
(cost $5,836,861)	5,836,861	5,836,861

Investment of cash collateral from securities loaned — 5.14%
UBS Private Money Market Fund LLC[2]
(cost $5,287,633)	5,287,633	5,287,633

Total investments — 106.60%
(cost $94,835,241)		109,659,534
Liabilities, in excess of cash and other assets — (6.60)%		(6,787,961)

Net assets — 100.00%		$102,871,573

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:
Gross unrealized appreciation	$18,595,082
Gross unrealized depreciation	(3,770,789)

Net unrealized appreciation of investments	$14,824,293

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks	$98,535,040	$—	$—	$98,535,040
Short-term investment	—	5,836,861	—	5,836,861
Investment of cash collateral from securities loaned	—	5,287,633	—	5,287,633

Total	$98,535,040	$11,124,494	$—	$109,659,534

Portfolio footnotes
*	Non-income producing security.
[1]	Security, or portion thereof, was on loan at March 31, 2012.
[2]	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the UBS Relationship Fund.

					Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	12/31/11	03/31/12	03/31/12	03/31/12	03/31/12

UBS Cash Management Prime Relationship Fund	$3,535,844	$5,653,674	$3,352,657	$5,836,861	$1,871
UBS Private Money Market Fund LLC[a]	227,500	20,718,653	15,658,520	5,287,633	326

	$3,763,344	$26,372,327	$19,011,177	$11,124,494	$2,197

[a]	The adviser does earn a management fee from this affiliated fund, and any income earned is net of expenses. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS U.S. Equity Alpha Relationship Fund

Industry diversification (unaudited)[1]
As a percentage of net assets as of March 31, 2012

Common stocks
Aerospace & defense	4.98%
Auto components	0.85
Automobiles	1.54
Biotechnology	4.07
Capital markets	3.72
Chemicals	3.55
Commercial banks	5.05
Commercial services & supplies	1.05
Communications equipment	1.85
Computers & peripherals	8.25
Containers & packaging	0.67
Diversified financial services	6.24
Electric utilities	5.52
Energy equipment & services	5.34
Food & staples retailing	4.78
Food products	2.65
Health care equipment & supplies	3.94
Health care providers & services	1.97
Household products	2.42
Insurance	2.71
Internet & catalog retail	4.30
IT services	1.71
Life sciences tools & services	1.54
Machinery	3.28
Media	7.87
Multiline retail	2.63
Multi-utilities	1.00
Oil, gas & consumable fuels	6.68
Pharmaceuticals	5.47
Real estate investment trust (REIT)	2.56
Road & rail	4.66
Semiconductors & semiconductor equipment	5.48
Software	5.40
Specialty retail	0.98
Textiles, apparel & luxury goods	2.27
Wireless telecommunication services	1.84

Total common stocks	128.82%
Investment company
SPDR S&P 500 ETF Trust	1.56
Short-term investment	1.17

Total investments before investments sold short	131.55%
Investments sold short
Common stocks
Biotechnology	(0.29)%
Capital markets	(1.52)
Chemicals	(0.56)
Commercial banks	(2.54)
Commercial services & supplies	(0.43)
Computers & peripherals	(0.75)
Consumer finance	(0.30)
Electronic equipment, instruments & components	(0.38)
Food products	(0.32)
Gas utilities	(0.42)
Health care equipment & supplies	(0.88)
Health care providers & services	(1.06)
Hotels, restaurants & leisure	(3.40)
Household products	(0.78)
Industrial conglomerates	(1.06)
IT services	(0.50)
Life sciences tools & services	(0.60)
Machinery	(0.96)
Media	(1.89)
Multiline retail	(2.43)
Multi-utilities	(1.39)
Oil, gas & consumable fuels	(1.65)
Pharmaceuticals	(1.82)
Real estate investment trust (REIT)	(0.58)
Semiconductors & semiconductor equipment	(1.77)
Software	(2.04)
Specialty retail	(0.72)
Trading companies & distributors	(0.50)
Water utilities	(1.28)

Total investments sold short	(32.82)%
Total investments, net of investments sold short	98.73
Cash and other assets, less liabilities	1.27

Net assets	100.00%

[1]	Figures represent the industry breakdown of direct investments of UBS U.S. Equity Alpha Relationship Fund. Figures would be different if a breakdown of the underlying investment company’s industry diversification was included.

UBS U.S. Equity Alpha Relationship Fund — Portfolio of investments
March 31, 2012 (unaudited)

Security description	Shares	Value

Common stocks — 128.82%
Aerospace & defense — 4.98%
Boeing Co.[1]	23,600	$1,755,132
General Dynamics Corp.[1]	63,100	4,630,278

		6,385,410

Auto components — 0.85%
Johnson Controls, Inc.[1]	33,400	1,084,832

Automobiles — 1.54%
General Motors Co.*1	77,100	1,977,615

Biotechnology — 4.07%
Acorda Therapeutics, Inc.*1	44,700	1,186,785
Alexion Pharmaceuticals, Inc.*	11,600	1,077,176
Alnylam Pharmaceuticals, Inc.*	30,100	333,207
Amylin Pharmaceuticals, Inc.*1	37,300	931,008
Gilead Sciences, Inc.*1	34,700	1,695,095

		5,223,271

Capital markets — 3.72%
Goldman Sachs Group, Inc.	9,300	1,156,641
Invesco Ltd.[1]	54,100	1,442,847
Morgan Stanley[1]	110,400	2,168,256

		4,767,744

Chemicals — 3.55%
Celanese Corp., Series A1	63,100	2,913,958
Dow Chemical Co.[1]	47,200	1,635,008

		4,548,966

Commercial banks — 5.05%
US Bancorp[1]	67,300	2,132,064
Wells Fargo & Co.[1]	127,200	4,342,608

		6,474,672

Commercial services & supplies — 1.05%
Republic Services, Inc.[1]	43,900	1,341,584

Communications equipment — 1.85%
Juniper Networks, Inc.*	103,500	2,368,080

Computers & peripherals — 8.25%
Apple, Inc.*1	13,000	7,793,110
Hewlett-Packard Co.[1]	58,800	1,401,204
NetApp, Inc.*	30,900	1,383,393

		10,577,707

Containers & packaging — 0.67%
Rock-Tenn Co., Class A	12,700	858,012

Diversified financial services — 6.24%
Citigroup, Inc.[1]	95,250	3,481,387
CME Group, Inc.[1]	3,600	1,041,588
JPMorgan Chase & Co.[1]	75,500	3,471,490

		7,994,465

Electric utilities — 5.52%
Edison International[1]	88,700	3,770,637
NextEra Energy, Inc.[1]	54,100	3,304,428

		7,075,065

Energy equipment & services — 5.34%
Baker Hughes, Inc.[1]	23,000	964,620
Ensco PLC ADR	38,000	2,011,340
McDermott International, Inc.*1	38,800	497,028
Noble Corp.*1	89,900	3,368,553

		6,841,541

Food & staples retailing — 4.78%
Kroger Co.[1]	181,900	4,407,437
Wal-Mart Stores, Inc.[1]	28,100	1,719,720

		6,127,157

Food products — 2.65%
Kraft Foods, Inc., Class A1	89,300	3,394,293

Health care equipment & supplies — 3.94%
Baxter International, Inc.[1]	28,700	1,715,686
Covidien PLC[1]	16,800	918,624
Hill-Rom Holdings, Inc.	19,200	641,472
Medtronic, Inc.[1]	45,200	1,771,388

		5,047,170

Health care providers & services — 1.97%
HCA Holdings, Inc.[1]	43,800	1,083,612
UnitedHealth Group, Inc.[1]	24,500	1,444,030

		2,527,642

Household products — 2.42%
Colgate-Palmolive Co.[1]	31,800	3,109,404

Insurance — 2.71%
Aflac, Inc.[1]	31,200	1,434,888
MetLife, Inc.[1]	54,600	2,039,310

		3,474,198

Internet & catalog retail — 4.30%
Amazon.com, Inc.*1	27,200	5,508,272

IT services — 1.71%
ServiceSource International, Inc.*1	141,400	2,188,872

Life sciences tools & services — 1.54%
Bio-Rad Laboratories, Inc., Class A*1	12,400	1,285,756
Bruker Corp.*1	44,700	684,357

		1,970,113

Machinery — 3.28%
Illinois Tool Works, Inc.[1]	73,600	4,204,032

Media — 7.87%
Comcast Corp., Class A1	100,900	3,028,009
Time Warner, Inc.[1]	125,000	4,718,750
Viacom, Inc., Class B1	49,500	2,349,270

		10,096,029

Multiline retail — 2.63%
Kohl’s Corp.[1]	29,400	1,470,882
Macy’s, Inc.	48,000	1,907,040

		3,377,922

Multi-utilities — 1.00%
PG&E Corp.	29,500	1,280,595

Oil, gas & consumable fuels — 6.68%
EOG Resources, Inc.[1]	16,400	1,822,040
EQT Corp.[1]	35,800	1,725,918
Exxon Mobil Corp.[1]	10,000	867,300
Hess Corp.[1]	35,800	2,110,410
Peabody Energy Corp.[1]	22,700	657,392
Ultra Petroleum Corp.*1	60,900	1,378,167

		8,561,227

Pharmaceuticals — 5.47%
Allergan, Inc.[1]	10,900	1,040,187
Hospira, Inc.*1	26,900	1,005,791
Johnson & Johnson[1]	13,200	870,672
Merck & Co., Inc.[1]	76,500	2,937,600
Teva Pharmaceutical Industries Ltd. ADR	25,700	1,158,042

		7,012,292

Real estate investment trust (REIT) — 2.56%
American Campus
Communities, Inc.[1]	21,900	979,368
American Capital Agency Corp.	43,900	1,296,806
Digital Realty Trust, Inc.	13,700	1,013,389

		3,289,563

Road & rail — 4.66%
Hertz Global Holdings, Inc.*1	229,800	3,456,192
Norfolk Southern Corp.	38,300	2,521,289

		5,977,481

Semiconductors & semiconductor equipment — 5.48%
Atmel Corp.*1	86,700	854,862
Broadcom Corp., Class A*1	57,500	2,259,750
Intersil Corp., Class A1	209,800	2,349,760
Skyworks Solutions, Inc.*1	56,400	1,559,460

		7,023,832

Software — 5.40%
Adobe Systems, Inc.*1	125,400	4,302,474
Symantec Corp.*1	140,000	2,618,000

		6,920,474

Specialty retail — 0.98%
GameStop Corp., Class A1	57,300	1,251,432

Textiles, apparel & luxury goods — 2.27%
Coach, Inc.[1]	18,800	1,452,864
Ralph Lauren Corp.	8,400	1,464,372

		2,917,236

Wireless telecommunication services — 1.84%
MetroPCS Communications, Inc.*	117,700	1,061,654
NII Holdings, Inc.*	71,000	1,300,010

		2,361,664

Total common stocks
(cost $147,503,841)		165,139,864

Investment company — 1.56%
SPDR S&P 500 ETF Trust
(cost $1,907,056)	14,200	1,998,224

Short-term investment — 1.17%
Investment company – 1.17%
UBS Cash Management Prime Relationship Fund[2]
(cost $1,495,011)	1,495,011	1,495,011

Total investments before investments sold short — 131.55%
(cost $150,905,908)		168,633,099

Investments sold short — (32.82)%
Common stocks — (32.82)%
Biotechnology — (0.29)%
Regeneron Pharmaceuticals, Inc.	(3,200)	(373,184)

Capital markets — (1.52)%
Charles Schwab Corp.	(79,400)	(1,140,978)
Northern Trust Corp.	(8,900)	(422,305)
T. Rowe Price Group, Inc.	(5,900)	(385,270)

		(1,948,553)

Chemicals — (0.56)%
EI Du Pont de Nemours & Co.	(5,600)	(296,240)
Praxair, Inc.	(3,700)	(424,168)

		(720,408)

Commercial banks — (2.54)%
Associated Banc-Corp.	(30,400)	(424,384)
BB&T Corp.	(18,600)	(583,854)
M&T Bank Corp.	(5,400)	(469,152)
PNC Financial Services Group, Inc.	(15,500)	(999,595)
TCF Financial Corp.	(30,800)	(366,212)
Zions Bancorporation	(19,500)	(418,470)

		(3,261,667)

Commercial services & supplies — (0.43)%
Healthcare Services Group, Inc.	(26,000)	(553,020)

Computers & peripherals — (0.75)%
Seagate Technology PLC	(35,600)	(959,420)

Consumer finance — (0.30)%
American Express Co.	(6,600)	(381,876)

Electronic equipment, instruments & components — (0.38)%
Jabil Circuit, Inc.	(19,200)	(482,304)

Food products — (0.32)%
JM Smucker Co.	(5,100)	(414,936)

Gas utilities — (0.42)%
Questar Corp.	(27,700)	(533,502)

Health care equipment & supplies — (0.88)%
IDEXX Laboratories, Inc.	(5,400)	(472,230)
Intuitive Surgical, Inc.	(1,200)	(650,100)

		(1,122,330)

Health care providers & services — (1.06)%
Humana, Inc.	(7,200)	(665,856)
Laboratory Corp. of America Holdings	(7,600)	(695,704)

		(1,361,560)

Hotels, restaurants & leisure — (3.40)%
Choice Hotels International, Inc.	(47,400)	(1,769,916)
Hyatt Hotels Corp., Class A	(19,000)	(811,680)
Starwood Hotels & Resorts Worldwide, Inc.	(31,400)	(1,771,274)

		(4,352,870)

Household products — (0.78)%
Church & Dwight Co., Inc.	(20,300)	(998,557)

Industrial conglomerates — (1.06)%
Tyco International Ltd.	(24,100)	(1,353,938)

IT services — (0.50)%
Cognizant Technology Solutions Corp., Class A	(8,400)	(646,380)

Life sciences tools & services — (0.60)%
Mettler-Toledo International, Inc.	(4,200)	(775,950)

Machinery — (0.96)%
AGCO Corp.	(26,200)	(1,236,902)

Media — (1.89)%
Discovery Communications,
Inc., Class A	(14,900)	(753,940)
Gannett Co., Inc.	(34,000)	(521,220)
Lamar Advertising Co., Class A	(35,600)	(1,153,796)

		(2,428,956)

Multiline retail — (2.43)%
Dollar General Corp.	(28,200)	(1,302,840)
JC Penney Co., Inc.	(35,000)	(1,240,050)
Nordstrom, Inc.	(10,200)	(568,344)

		(3,111,234)

Multi-utilities — (1.39)%
Consolidated Edison, Inc.	(17,300)	(1,010,666)
Integrys Energy Group, Inc.	(14,600)	(773,654)

		(1,784,320)

Oil, gas & consumable fuels — (1.65)%
ConocoPhillips	(3,900)	(296,439)
Pioneer Natural Resources Co.	(11,600)	(1,294,444)
Spectra Energy Corp.	(16,500)	(520,575)

		(2,111,458)

Pharmaceuticals — (1.82)%
Eli Lilly & Co.	(35,400)	(1,425,558)
Perrigo Co.	(8,800)	(909,128)

		(2,334,686)

Real estate investment trust (REIT) — (0.58)%
AvalonBay Communities, Inc.	(2,700)	(381,645)
Equity Residential	(5,800)	(363,196)

		(744,841)

Semiconductors & semiconductor equipment — (1.77)%
Intel Corp.	(11,500)	(323,265)
KLA-Tencor Corp.	(9,300)	(506,106)
LSI Corp.	(117,900)	(1,023,372)
Microchip Technology, Inc.	(11,100)	(412,920)

		(2,265,663)

Software — (2.04)%
BMC Software, Inc.	(20,700)	(831,312)
Cadence Design Systems, Inc.	(42,100)	(498,464)
Compuware Corp.	(52,100)	(478,799)
Red Hat, Inc.	(6,000)	(359,340)
Synopsys, Inc.	(14,400)	(441,504)

		(2,609,419)

Specialty retail — (0.72)%
CarMax, Inc.	(15,000)	(519,750)
Williams-Sonoma, Inc.	(10,900)	(408,532)

		(928,282)

Trading companies & distributors — (0.50)%
Fastenal Co.	(11,800)	(638,380)

Water utilities — (1.28)%
American Water Works Co., Inc.	(27,700)	(942,631)
Aqua America, Inc.	(31,100)	(693,219)

		(1,635,850)

Total investments sold short
(proceeds $34,690,590)		(42,070,446)

Total investments, net of investments sold short — 98.73%		126,562,653
Cash and other assets, less liabilities — 1.27%		1,628,025

Net assets — 100.00%		$128,190,678

Aggregate cost for federal income tax purposes, before investments sold short, was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$22,459,529
Gross unrealized depreciation	(4,732,338)

Net unrealized appreciation of investments	$17,727,191

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to end of this report.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks	$165,139,864	$—	$—	$165,139,864
Common stocks sold short	(42,070,446)	—	—	(42,070,446)
Investment company	1,998,224	—	—	1,998,224
Short-term investment	—	1,495,011	—	1,495,011

Total	$125,067,642	$1,495,011	$—	$126,562,653

Portfolio footnotes
*	Non-income producing security.
[1]	All or a portion of these securities have been delivered to cover open short positions.
[2]	The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	12/31/11	03/31/12	03/31/12	03/31/12	03/31/12

UBS Cash Management Prime Relationship Fund	$1,150,965	$6,311,013	$5,966,967	$1,495,011	$436

UBS U.S. Large Cap Equity Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of March 31, 2012

Common stocks
Aerospace & defense	3.69%
Air freight & logistics	1.15
Auto components	0.87
Automobiles	1.34
Biotechnology	4.34
Capital markets	3.02
Chemicals	3.10
Commercial banks	4.52
Communications equipment	1.22
Computers & peripherals	6.18
Containers & packaging	1.00
Diversified financial services	6.29
Electric utilities	1.94
Energy equipment & services	4.88
Food products	1.35
Health care equipment & supplies	2.61
Health care providers & services	2.05
Hotels, restaurants & leisure	1.00
Household products	1.48
Insurance	2.54
Internet & catalog retail	1.39
IT services	1.88
Life sciences tools & services	1.00
Machinery	2.05
Media	5.55
Multiline retail	2.42
Multi-utilities	0.98
Oil, gas & consumable fuels	6.15
Pharmaceuticals	4.52
Real estate investment trust (REIT)	2.12
Road & rail	3.59
Semiconductors & semiconductor equipment	4.60
Software	3.91
Textiles, apparel & luxury goods	2.32
Wireless telecommunication services	1.59

Total common stocks	98.64%
Short-term investment	1.69

Total investments	100.33%
Liabilities, in excess of cash and other assets	(0.33)

Net assets	100.00%

UBS U.S. Large Cap Equity Relationship Fund — Portfolio of investments
 March 31, 2012 (unaudited)

Security description	Shares	Value

Common stocks — 98.64%
Aerospace & defense — 3.69%
Boeing Co.	9,000	$669,330
General Dynamics Corp.	12,200	895,236

		1,564,566

Air freight & logistics — 1.15%
FedEx Corp.	5,300	487,388

Auto components — 0.87%
Johnson Controls, Inc.	11,400	370,272

Automobiles — 1.34%
General Motors Co.*	22,100	566,865

Biotechnology — 4.34%
Acorda Therapeutics, Inc.*	11,000	292,050
Alexion Pharmaceuticals, Inc.*	3,800	352,868
Alnylam Pharmaceuticals, Inc.*	10,100	111,807
Amylin Pharmaceuticals, Inc.*	18,300	456,768
Gilead Sciences, Inc.*	12,800	625,280

		1,838,773

Capital markets — 3.02%
Invesco Ltd.	21,100	562,737
Morgan Stanley	36,600	718,824

		1,281,561

Chemicals — 3.10%
Celanese Corp., Series A	14,000	646,520
Dow Chemical Co.	19,300	668,552

		1,315,072

Commercial banks — 4.52%
US Bancorp	21,100	668,448
Wells Fargo & Co.	36,500	1,246,110

		1,914,558

Communications equipment — 1.22%
Juniper Networks, Inc.*	22,600	517,088

Computers & peripherals — 6.18%
Apple, Inc.*	3,500	2,098,145
NetApp, Inc.*	11,600	519,332

		2,617,477

Containers & packaging — 1.00%
Rock-Tenn Co., Class A	6,300	425,628

Diversified financial services — 6.29%
Citigroup, Inc.	31,070	1,135,609
CME Group, Inc.	1,600	462,928
JPMorgan Chase & Co.	23,200	1,066,736

		2,665,273

Electric utilities — 1.94%
Edison International	9,600	408,096
NextEra Energy, Inc.	6,800	415,344

		823,440

Energy equipment & services — 4.88%
Baker Hughes, Inc.	10,400	436,176
Ensco PLC ADR	10,100	534,593
McDermott International, Inc.*	40,600	520,086
Noble Corp.*	15,400	577,038

		2,067,893

Food products — 1.35%
Kraft Foods, Inc., Class A	15,100	573,951

Health care equipment & supplies — 2.61%
Baxter International, Inc.	9,400	561,932
Medtronic, Inc.	13,900	544,741

		1,106,673

Health care providers & services — 2.05%
HCA Holdings, Inc.	15,100	373,574
UnitedHealth Group, Inc.	8,400	495,096

		868,670

Hotels, restaurants & leisure — 1.00%
Starbucks Corp.	7,600	424,764

Household products — 1.48%
Colgate-Palmolive Co.	6,400	625,792

Insurance — 2.54%
Lincoln National Corp.	19,800	521,928
MetLife, Inc.	14,800	552,780

		1,074,708

Internet & catalog retail — 1.39%
Amazon.com, Inc.*	2,900	587,279

IT services — 1.88%
Fidelity National Information
Services, Inc.	18,000	596,160
ServiceSource International, Inc.*	13,100	202,788

		798,948

Life sciences tools & services — 1.00%
Bio-Rad Laboratories, Inc., Class A*	2,800	290,332
Bruker Corp.*	8,600	131,666

		421,998

Machinery — 2.05%
Illinois Tool Works, Inc.	15,200	868,224

Media — 5.55%
Comcast Corp., Class A	34,200	1,026,342
Time Warner, Inc.	22,000	830,500
Viacom, Inc., Class B	10,400	493,584

		2,350,426

Multiline retail — 2.42%
Kohl’s Corp.	12,100	605,363
Macy’s, Inc.	10,600	421,138

		1,026,501

Multi-utilities — 0.98%
PG&E Corp.	9,600	416,736

Oil, gas & consumable fuels — 6.15%
EOG Resources, Inc.	5,700	633,270
Exxon Mobil Corp.	9,200	797,916
Hess Corp.	10,400	613,080
Peabody Energy Corp.	9,500	275,120
Ultra Petroleum Corp.*	12,600	285,138

		2,604,524

Pharmaceuticals — 4.52%
Allergan, Inc.	4,000	381,720
Hospira, Inc.*	13,100	489,809
Merck & Co., Inc.	16,800	645,120
Teva Pharmaceutical Industries Ltd. ADR	8,900	401,034

		1,917,683

Real estate investment trust (REIT) — 2.12%
American Capital Agency Corp.	15,700	463,778
Digital Realty Trust, Inc.	5,900	436,423

		900,201

Road & rail — 3.59%
Hertz Global Holdings, Inc.*	60,900	915,936
Norfolk Southern Corp.	9,200	605,636

		1,521,572

Semiconductors & semiconductor equipment — 4.60%
Atmel Corp.*	47,200	465,392
Broadcom Corp., Class A*	11,500	451,950
Intersil Corp., Class A	31,100	348,320
Skyworks Solutions, Inc.*	24,700	682,955

		1,948,617

Software — 3.91%
Adobe Systems, Inc.*	26,900	922,939
Symantec Corp.*	39,200	733,040

		1,655,979

Textiles, apparel & luxury goods — 2.32%
Coach, Inc.	8,900	687,792
Ralph Lauren Corp.	1,700	296,361

		984,153

Wireless telecommunication services — 1.59%
MetroPCS Communications, Inc.*	38,000	342,760
NII Holdings, Inc.*	18,000	329,580

		672,340

Total common stocks
(cost $36,425,784)		41,805,593

Short-term investment — 1.69%
Investment company — 1.69%
UBS Cash Management Prime Relationship Fund[1]
(cost $714,968)	714,968	714,968

Total investments — 100.33%
(cost $37,140,752)		42,520,561
Liabilities, in excess of cash and other assets — (0.33)%		(140,914)

Net assets — 100.00%		$42,379,647

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$6,512,803
Gross unrealized depreciation	(1,132,994)

Net unrealized appreciation of investments	$5,379,809

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks	$41,805,593	$—	$—	$41,805,593
Short-term investment	—	714,968	—	714,968

Total	$41,805,593	$714,968	$—	$42,520,561

Portfolio footnotes
*	Non-income producing security.
[1]	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from UBS Relationship Fund.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	12/31/11	03/31/12	03/31/12	03/31/12	03/31/12

UBS Cash Management Prime Relationship Fund	$1,359,656	$2,394,122	$3,038,810	$714,968	$315

UBS U.S. Large Cap Growth Equity Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of March 31, 2012

Common stocks
Aerospace & defense	2.14%
Biotechnology	3.07
Chemicals	3.25
Communications equipment	5.39
Computers & peripherals	13.38
Electrical equipment	1.35
Energy equipment & services	3.70
Food & staples retailing	2.97
Health care providers & services	1.96
Hotels, restaurants & leisure	6.84
Industrial conglomerates	2.56
Internet & catalog retail	7.02
Internet software & services	7.77
IT services	6.46
Life sciences tools & services	2.49
Machinery	0.97
Media	2.49
Multiline retail	2.53
Oil, gas & consumable fuels	3.65
Personal products	3.00
Pharmaceuticals	4.64
Road & rail	1.05
Semiconductors & semiconductor equipment	1.06
Software	2.83
Textiles, apparel & luxury goods	5.09
Wireless telecommunication services	1.49

Total common stocks	99.15%
Short-term investment	0.44
Investment of cash collateral from securities loaned	0.04

Total investments	99.63%
Cash and other assets, less liabilities	0.37

Net assets	100.00%

UBS U.S. Large Cap Growth Equity Relationship Fund — Portfolio of investments
 March 31, 2012 (unaudited)

Security description	Shares	Value

Common stocks — 99.15%
Aerospace & defense — 2.14%
United Technologies Corp.	39,200	$3,251,248

Biotechnology — 3.07%
Biogen Idec, Inc.*	19,200	2,418,624
Gilead Sciences, Inc.*	45,800	2,237,330

		4,655,954

Chemicals — 3.25%
FMC Corp.	16,800	1,778,448
Sherwin-Williams Co.	29,100	3,162,297

		4,940,745

Communications equipment — 5.39%
QUALCOMM, Inc.	80,800	5,496,016
Riverbed Technology, Inc.*	95,700	2,687,256

		8,183,272

Computers & peripherals — 13.38%
Apple, Inc.*	21,200	12,708,764
EMC Corp.*	131,600	3,932,208
NetApp, Inc.*	82,200	3,680,094

		20,321,066

Electrical equipment — 1.35%
Roper Industries, Inc.	20,700	2,052,612

Energy equipment & services — 3.70%
FMC Technologies, Inc.*	59,300	2,989,906
Schlumberger Ltd.	37,500	2,622,375

		5,612,281

Food & staples retailing — 2.97%
CVS Caremark Corp.	100,600	4,506,880

Health care providers & services — 1.96%
Express Scripts, Inc.*1	54,800	2,969,064

Hotels, restaurants & leisure — 6.84%
Chipotle Mexican Grill, Inc.*	4,900	2,048,200
Las Vegas Sands Corp.	85,900	4,945,263
McDonald’s Corp.	34,600	3,394,260

		10,387,723

Industrial conglomerates — 2.56%
Danaher Corp.	69,300	3,880,800

Internet & catalog retail — 7.02%
Amazon.com, Inc.*	27,500	5,569,025
Priceline.com, Inc.*	7,100	5,094,250

		10,663,275

Internet software & services — 7.77%
Baidu, Inc. ADR*	26,900	3,921,213
Google, Inc., Class A*	7,600	4,873,424
MercadoLibre, Inc.	16,300	1,593,977
Sina Corp.*	21,800	1,417,000

		11,805,614

IT services — 6.46%
MasterCard, Inc., Class A	5,100	2,144,754
Teradata Corp.*	23,700	1,615,155
Visa, Inc., Class A	51,300	6,053,400

		9,813,309

Life sciences tools & services — 2.49%
Agilent Technologies, Inc.	85,100	3,787,801

Machinery — 0.97%
Cummins, Inc.	12,300	1,476,492

Media — 2.49%
Comcast Corp., Class A	51,200	1,536,512
Discovery Communications, Inc., Class A*	44,300	2,241,580

		3,778,092

Multiline retail — 2.53%
Dollar General Corp.*	83,200	3,843,840

Oil, gas & consumable fuels — 3.65%
Cabot Oil & Gas Corp.	46,200	1,440,054
Concho Resources, Inc.*	22,600	2,307,008
EOG Resources, Inc.	16,100	1,788,710

		5,535,772

Personal products — 3.00%
Estee Lauder Cos., Inc., Class A	73,600	4,558,784

Pharmaceuticals — 4.64%
Allergan, Inc.	47,800	4,561,554
Watson Pharmaceuticals, Inc.*	37,100	2,487,926

		7,049,480

Road & rail — 1.05%
Union Pacific Corp.	14,900	1,601,452

Semiconductors & semiconductor equipment — 1.06%
Broadcom Corp., Class A*	40,800	1,603,440

Software — 2.83%
Salesforce.com, Inc.*	27,800	4,295,378

Textiles, apparel & luxury goods — 5.09%
NIKE, Inc., Class B	39,200	4,250,848
Polo Ralph Lauren Corp.	20,000	3,486,600

		7,737,448

Wireless telecommunication services — 1.49%
Crown Castle International Corp.*	42,500	2,266,950

Total common stocks
(cost $125,445,196)		150,578,772

Short-term investment — 0.44%
Investment company — 0.44%
UBS Cash Management Prime Relationship Fund[2]
(cost $669,246)	669,246	669,246

Investment of cash collateral from securities loaned — 0.04%
UBS Private Money Market Fund LLC[2]
(cost $54,250)	54,250	54,250

Total investments — 99.63%
(cost $126,168,692)		151,302,268
Cash and other assets, less liabilities — 0.37%		559,702

Net assets — 100.00%		$151,861,970

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$25,551,443
Gross unrealized depreciation	(417,867)

Net unrealized appreciation of investments	$25,133,576

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks	$150,578,772	$—	$—	$150,578,772
Short-term investment	—	669,246	—	669,246
Investment of cash collateral from securities loaned	—	54,250	—	54,250

Total	$150,578,772	$723,496	$—	$151,302,268

Portfolio footnotes
*	Non-income producing security.
[1]	Security, or portion thereof, was on loan at March 31, 2012.
[2]	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the UBS Relationship Fund.

					Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	12/31/11	03/31/12	03/31/12	03/31/12	03/31/12

UBS Cash Management Prime Relationship Fund	$2,858,785	$8,937,373	$11,126,912	$669,246	$802
UBS Private Money Market Fund LLC[a]	—	54,250	—	54,250	1

	$2,858,785	$8,991,623	$11,126,912	$723,496	$803

[a]	The adviser does earn a management fee from this affiliated fund, and any income earned is net of expenses. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS Credit Bond Relationship Fund

Industry diversification (unaudited)[1]
As a percentage of net assets as of March 31, 2012

Bonds
Corporate bonds
Aerospace & defense	0.93%
Automobiles	0.80
Beverages	1.69
Biotechnology	0.12
Building products	0.23
Capital markets	4.63
Chemicals	0.97
Commercial banks	5.01
Commercial services & supplies	1.52
Communications equipment	0.37
Computers & peripherals	0.60
Consumer finance	0.71
Diversified financial services	8.11
Diversified telecommunication services	4.51
Electric utilities	2.36
Energy equipment & services	0.94
Food & staples retailing	1.70
Food products	1.82
Gas utilities	0.19
Health care providers & services	0.97
Hotels, restaurants & leisure	0.10
Household durables	0.27
Household products	0.25
Independent power producers & energy traders	0.51
Insurance	4.03
IT services	0.34
Leisure equipment & products	0.23
Life sciences tools & services	0.42
Machinery	0.69
Media	6.20
Metals & mining	3.39
Multi-utilities	1.48
Office electronics	0.47
Oil, gas & consumable fuels	12.05
Paper & forest products	0.32
Pharmaceuticals	1.30
Real estate investment trust (REIT)	1.62
Road & rail	0.84
Semiconductors & semiconductor equipment	0.55
Software	0.11
Specialty retail	0.86
Tobacco	1.39
Wireless telecommunication services	2.79

Total corporate bonds	78.39%
Asset-backed securities	0.51
Commercial mortgage-backed security	0.28
Municipal bonds	4.94
US government obligations	7.52
Non-US government obligations	4.31
Supranational bonds	1.63

Total bonds	97.58%
Preferred stock	0.02
Short-term investment	1.58

Total investments	99.18%
Cash and other assets, less liabilities	0.82

Net assets	100.00%

[1]	Figures represent the industry breakdown of direct investments of UBS Credit Bond Relationship Fund. Figures would be different if a breakdown of derivatives exposure was included.

UBS Credit Bond Relationship Fund — Portfolio of investments
March 31, 2012 (unaudited)

	Face
Security description	amount	Value

Bonds — 97.58%

Corporate bonds — 78.39%
Australia — 1.35%
National Australia Bank Ltd.,
3.000%, due 07/27/16[1]	$1,585,000	$1,612,490
Rio Tinto Finance USA Ltd.,
3.500%, due 03/22/22	2,190,000	2,194,008
3.750%, due 09/20/21	1,000,000	1,032,358
9.000%, due 05/01/19	2,400,000	3,242,712

Total Australia corporate bonds		8,081,568

Bermuda — 0.27%
Axis Capital Holdings Ltd.,
5.750%, due 12/01/14	1,000,000	1,070,300
Validus Holdings Ltd.,
8.875%, due 01/26/40	500,000	552,685

Total Bermuda corporate bonds		1,622,985

Brazil — 1.17%
Petrobras International Finance Co.,
2.875%, due 02/06/15	2,325,000	2,385,638
5.375%, due 01/27/21	3,240,000	3,499,621
5.875%, due 03/01/18	1,000,000	1,121,657

Total Brazil corporate bonds		7,006,916

Canada — 2.51%
Agrium, Inc.,
6.125%, due 01/15/41	950,000	1,098,730
Anadarko Finance Co.,
Series B, 7.500%, due 05/01/31	500,000	617,672
Barrick Gold Corp.,
2.900%, due 05/30/16	2,420,000	2,524,905
Cenovus Energy, Inc.,
4.500%, due 09/15/14	2,975,000	3,212,697
EnCana Corp.,
5.900%, due 12/01/17	1,110,000	1,293,788
Petro-Canada,
6.800%, due 05/15/38	1,100,000	1,403,461
Teck Resources Ltd.,
6.250%, due 07/15/41	1,650,000	1,790,012
TransCanada PipeLines Ltd.,
7.625%, due 01/15/39	1,590,000	2,249,618
Xstrata Canada Financial Corp.,
4.950%, due 11/15/21[1]	810,000	848,592

Total Canada corporate bonds		15,039,475

Cayman Islands — 1.50%
Transocean, Inc.,
6.000%, due 03/15/18	2,950,000	3,265,703
6.800%, due 03/15/38	500,000	559,162
Vale Overseas Ltd.,
4.375%, due 01/11/22	1,410,000	1,416,269
4.625%, due 09/15/20	1,110,000	1,167,585
6.875%, due 11/21/36	2,240,000	2,598,039

Total Cayman Islands corporate bonds		9,006,758

France — 1.01%
France Telecom SA,
8.500%, due 03/01/31	750,000	1,063,582
RCI Banque SA,
4.600%, due 04/12/16[1]	590,000	592,315
Sanofi,
4.000%, due 03/29/21	1,450,000	1,579,208
Total Capital International SA,
1.500%, due 02/17/17	2,900,000	2,822,205

Total France corporate bonds		6,057,310

Luxembourg — 1.20%
Covidien International Finance SA,
4.200%, due 06/15/20	1,000,000	1,080,704
Enel Finance International SA,
3.875%, due 10/07/14[1]	1,100,000	1,110,401
Telecom Italia Capital SA,
5.250%, due 11/15/13	4,895,000	5,029,612

Total Luxembourg corporate bonds		7,220,717

Malaysia — 0.20%
Petronas Capital Ltd.,
5.250%, due 08/12/19[1]	1,055,000	1,176,668

Mexico — 1.16%
America Movil SAB de CV,
2.375%, due 09/08/16	3,075,000	3,112,899
5.000%, due 03/30/20	275,000	305,799
Petroleos Mexicanos,
4.875%, due 01/24/22[1]	3,400,000	3,570,000

Total Mexico corporate bonds		6,988,698

Netherlands — 0.69%
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA,
3.875%, due 02/08/22	950,000	918,718
5.250%, due 05/24/41	830,000	848,348
Siemens Financieringsmaatschappij NV,
6.125%, due 08/17/26[1]	900,000	1,095,162
Volkswagen International Finance NV,
1.625%, due 08/12/13[1]	1,270,000	1,280,690

Total Netherlands corporate bonds		4,142,918

Netherlands Antilles — 0.46%
Teva Pharmaceutical Finance II BV,
3.000%, due 06/15/15	875,000	920,975
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21	1,850,000	1,872,716

Total Netherlands Antilles corporate bonds		2,793,691

Portugal — 0.12%
EDP Finance BV,
6.000%, due 02/02/18[1]	825,000	729,123

Qatar — 0.43%
Qtel International Finance Ltd.,
7.875%, due 06/10/19[1]	1,000,000	1,227,500
Ras Laffan Liquefied Natural Gas Co. Ltd. III,
5.500%, due 09/30/14[1]	1,250,000	1,345,625

Total Qatar corporate bonds		2,573,125

South Africa — 0.27%
AngloGold Ashanti Holdings PLC,
5.375%, due 04/15/20	1,550,000	1,595,465

South Korea — 0.74%
Export-Import Bank of Korea,
5.875%, due 01/14/15	4,075,000	4,442,565

Spain — 0.68%
Telefonica Emisiones SAU,
5.462%, due 02/16/21	1,360,000	1,322,144
6.221%, due 07/03/17	2,625,000	2,774,552

Total Spain corporate bonds		4,096,696

Sweden — 0.66%
Nordea Bank AB,
4.875%, due 05/13/21[1]	1,535,000	1,493,880

Svenska Handelsbanken AB,
2.875%, due 04/04/17	2,500,000	2,499,190

Total Sweden corporate bonds		3,993,070

United Kingdom — 1.98%
Barclays Bank PLC,
5.140%, due 10/14/20	95,000	91,519
BP Capital Markets PLC,
3.125%, due 10/01/15	350,000	369,939
3.875%, due 03/10/15	2,030,000	2,177,159
British Telecommunications PLC,
9.625%, due 12/15/30	575,000	846,010
Diageo Capital PLC,
4.828%, due 07/15/20	710,000	810,209
HSBC Holdings PLC,
4.000%, due 03/30/22	2,575,000	2,552,392
6.100%, due 01/14/42	2,000,000	2,327,048
Vodafone Group PLC,
5.625%, due 02/27/17	2,300,000	2,690,335

Total United Kingdom corporate bonds		11,864,611

United States — 61.99%
Allergan, Inc.,
5.750%, due 04/01/16	1,390,000	1,613,836
Allied Waste North America, Inc.,
6.875%, due 06/01/17	2,300,000	2,400,625
Altria Group, Inc.,
9.950%, due 11/10/38	1,250,000	1,901,309
Ameren Corp.,
8.875%, due 05/15/14	1,000,000	1,134,240
American International Group, Inc.,
3.000%, due 03/20/15	1,525,000	1,535,503
3.800%, due 03/22/17	2,300,000	2,328,879
4.250%, due 09/15/14	950,000	980,120
8.250%, due 08/15/18	950,000	1,140,390
Amgen, Inc.,
6.400%, due 02/01/39	625,000	723,466
Anadarko Petroleum Corp.,
5.950%, due 09/15/16	4,775,000	5,505,083
Anheuser-Busch InBev Worldwide, Inc.,
4.125%, due 01/15/15	4,500,000	4,876,092
5.000%, due 04/15/20	2,350,000	2,710,723
Apache Corp.,
5.100%, due 09/01/40	795,000	867,920
5.250%, due 02/01/42	1,550,000	1,733,404
Appalachian Power Co.,
4.600%, due 03/30/21	1,290,000	1,407,148
Aristotle Holding, Inc.,
3.900%, due 02/15/22[1]	725,000	732,791
AT&T Corp.,
6.500%, due 03/15/29	1,800,000	2,085,152
AT&T, Inc.,
1.600%, due 02/15/17	1,100,000	1,093,756
3.000%, due 02/15/22	2,000,000	1,960,030
AvalonBay Communities, Inc., REIT,
3.950%, due 01/15/21	810,000	830,040
Bank of America Corp.,
3.625%, due 03/17/16	1,205,000	1,202,917
3.750%, due 07/12/16	1,830,000	1,839,119
5.875%, due 02/07/42	825,000	820,553
6.500%, due 08/01/16	1,105,000	1,214,930
Boeing Co.,
4.875%, due 02/15/20	1,750,000	2,065,808
8.750%, due 08/15/21	425,000	605,254
Bristol-Myers Squibb Co.,
5.875%, due 11/15/36	580,000	718,571
Burlington Northern Santa Fe LLC,
5.400%, due 06/01/41	1,950,000	2,118,572
6.150%, due 05/01/37	465,000	556,485
Cameron International Corp.,
7.000%, due 07/15/38	700,000	886,129
Capital One Financial Corp.,
2.150%, due 03/23/15	1,100,000	1,101,698
Caterpillar Financial Services Corp.,
1.125%, due 12/15/14	1,225,000	1,235,010

Caterpillar, Inc.,
3.900%, due 05/27/21	1,615,000	1,770,009
Cellco Partnership,
8.500%, due 11/15/18	3,225,000	4,427,999
CenturyLink, Inc.,
7.600%, due 09/15/39	725,000	685,788
Cisco Systems, Inc.,
4.950%, due 02/15/19	655,000	756,156
Citigroup, Inc.,
5.375%, due 08/09/20	4,075,000	4,376,909
6.125%, due 05/15/18	4,500,000	5,044,437
CNA Financial Corp.,
5.750%, due 08/15/21	2,095,000	2,232,497
Comcast Corp.,
4.950%, due 06/15/16	3,550,000	3,987,474
6.300%, due 11/15/17	5,400,000	6,514,889
ConocoPhillips,
6.500%, due 02/01/39	425,000	564,449
ConocoPhillips Holding Co.,
6.950%, due 04/15/29	2,775,000	3,728,093
Consolidated Edison Co. of New York, Inc.,
Series 2008-B,
6.750%, due 04/01/38	860,000	1,164,039
Corning, Inc.,
4.750%, due 03/15/42	1,475,000	1,428,372
CVS Caremark Corp.,
4.125%, due 05/15/21	2,750,000	2,954,589
Daimler Finance North America LLC,
6.500%, due 11/15/13	2,600,000	2,831,499
8.500%, due 01/18/31	1,350,000	1,965,148
DDR Corp.,
7.875%, due 09/01/20	2,560,000	3,027,597
Dell, Inc.,
5.400%, due 09/10/40	1,505,000	1,567,003
Devon Energy Corp.,
5.600%, due 07/15/41	1,175,000	1,322,124
7.950%, due 04/15/32	375,000	526,954
DirecTV Holdings LLC,
3.800%, due 03/15/22[1]	1,475,000	1,454,751
6.000%, due 08/15/40	315,000	336,378
6.375%, due 03/01/41	1,545,000	1,743,627
Discover Bank,
8.700%, due 11/18/19	950,000	1,182,171
Discovery Communications LLC,
3.700%, due 06/01/15	3,000,000	3,211,833
Dominion Resources, Inc.,
Series B, 5.950%, due 06/15/35	1,000,000	1,192,331
Dow Chemical Co.,
4.125%, due 11/15/21	1,300,000	1,337,369
4.250%, due 11/15/20	1,455,000	1,522,487
7.375%, due 11/01/29	525,000	678,139
8.550%, due 05/15/19	900,000	1,179,465
DTE Energy Co.,
6.350%, due 06/01/16	1,400,000	1,613,240
Duke Energy Carolinas LLC,
Series A, 6.000%, due 12/01/28	1,550,000	1,831,837
El Paso Pipeline Partners Operating Co LLC,
6.500%, due 04/01/20	2,675,000	2,989,310
Energy Transfer Partners LP,
5.950%, due 02/01/15	1,235,000	1,355,574
6.500%, due 02/01/42	380,000	400,418
6.700%, due 07/01/18	1,450,000	1,662,348
7.500%, due 07/01/38	250,000	283,904
Enterprise Products Operating LLC,
3.700%, due 06/01/15	1,500,000	1,603,512
Series D, 6.875%, due 03/01/33	1,575,000	1,899,011
ERAC USA Finance Co.,
7.000%, due 10/15/37[1]	2,145,000	2,447,087
ERP Operating LP, REIT,
4.750%, due 07/15/20	415,000	443,137
5.375%, due 08/01/16	750,000	834,200
5.750%, due 06/15/17	1,500,000	1,710,895
Fidelity National Financial, Inc.,
6.600%, due 05/15/17	750,000	794,084
Florida Power & Light Co.,
5.950%, due 02/01/38	595,000	747,933
Florida Power Corp.,
6.350%, due 09/15/37	400,000	515,557
Fortune Brands, Inc.,
6.375%, due 06/15/14	486,000	534,472
Freeport-McMoRan Copper & Gold, Inc.,
3.550%, due 03/01/22	975,000	936,408

General Electric Capital Corp.,
3.350%, due 10/17/16	2,850,000	3,023,420
4.650%, due 10/17/21	4,175,000	4,443,536
5.875%, due 01/14/38	730,000	802,441
Series A, 6.750%, due 03/15/32	800,000	955,797
Georgia Power Co.,
5.950%, due 02/01/39	325,000	395,466
GlaxoSmithKline Capital, Inc.,
6.375%, due 05/15/38	850,000	1,122,978
Goldman Sachs Group, Inc.,
3.625%, due 02/07/16	4,505,000	4,503,721
5.250%, due 07/27/21	3,250,000	3,217,227
5.750%, due 01/24/22	1,115,000	1,147,045
6.150%, due 04/01/18	1,275,000	1,375,253
7.500%, due 02/15/19	2,225,000	2,542,140
Halliburton Co.,
4.500%, due 11/15/41	875,000	885,932
Hartford Financial Services Group, Inc.,
5.950%, due 10/15/36	875,000	843,000
Hasbro, Inc.,
6.350%, due 03/15/40	1,295,000	1,403,693
HCP, Inc.,
6.000%, due 01/30/17	2,590,000	2,878,275
Hewlett-Packard Co.,
6.125%, due 03/01/14	1,850,000	2,013,348
Home Depot, Inc.,
5.400%, due 03/01/16	3,345,000	3,860,117
HSBC Bank USA N.A.,
5.625%, due 08/15/35	995,000	1,012,094
Intel Corp.,
1.950%, due 10/01/16	2,325,000	2,394,636
3.300%, due 10/01/21	900,000	929,833
International Business Machines Corp.,
5.700%, due 09/14/17	1,675,000	2,016,951
International Lease Finance Corp.,
6.625%, due 11/15/13	2,000,000	2,040,000
International Paper Co.,
7.500%, due 08/15/21	1,500,000	1,890,762
Jackson National Life Insurance Co.,
8.150%, due 03/15/27[1]	1,465,000	1,725,991
John Deere Capital Corp.,
3.150%, due 10/15/21	625,000	635,940
JP Morgan Chase Capital XXV,
Series Y, 6.800%, due 10/01/37	2,640,000	2,654,784
JPMorgan Chase & Co.,
3.150%, due 07/05/16	8,640,000	8,906,665
4.350%, due 08/15/21	3,575,000	3,652,699
4.500%, due 01/24/22	3,185,000	3,313,480
5.400%, due 01/06/42	900,000	955,631
Kellogg Co.,
4.150%, due 11/15/19	615,000	662,025
Series B, 7.450%, due 04/01/31	720,000	943,888
Kerr-McGee Corp.,
7.875%, due 09/15/31	1,300,000	1,676,380
Kinder Morgan Energy Partners LP,
3.950%, due 09/01/22	1,700,000	1,683,106
5.800%, due 03/15/35	1,200,000	1,239,726
6.500%, due 09/01/39	575,000	638,970
6.550%, due 09/15/40	1,060,000	1,187,205
Kraft Foods, Inc.,
4.125%, due 02/09/16	2,600,000	2,825,493
6.500%, due 08/11/17	3,575,000	4,312,612
6.500%, due 02/09/40	650,000	799,846
Kroger Co.,
6.900%, due 04/15/38	320,000	398,553
Lehman Brothers Holdings, Inc.,
6.875%, due 05/02/18[2]	7,040,000	2,112,000
LG&E and KU Energy LLC,
3.750%, due 11/15/20	1,150,000	1,145,104
Life Technologies Corp.,
6.000%, due 03/01/20	2,225,000	2,545,462
Lowe’s Cos., Inc.,
3.800%, due 11/15/21	625,000	663,040
5.125%, due 11/15/41	585,000	637,881
Massachusetts Mutual Life Insurance Co.,
8.875%, due 06/01/39[1]	775,000	1,099,778
McDonald’s Corp.,
3.700%, due 02/15/42	650,000	600,890
McKesson Corp.,
6.000%, due 03/01/41	175,000	217,441
Merrill Lynch & Co., Inc.,
6.875%, due 04/25/18	4,550,000	5,058,230

MetLife, Inc.,
4.750%, due 02/08/21	2,130,000	2,336,367
6.400%, due 12/15/36	1,035,000	1,014,300
MidAmerican Energy Holding Co.,
5.950%, due 05/15/37	2,875,000	3,357,595
Morgan Stanley,
5.625%, due 09/23/19	1,150,000	1,136,682
Series F, 6.000%, due 04/28/15	1,125,000	1,177,517
6.625%, due 04/01/18	5,295,000	5,575,709
Motiva Enterprises LLC,
5.750%, due 01/15/20[1]	1,000,000	1,150,711
Mutual of Omaha Insurance Co.,
6.950%, due 10/15/40[1]	185,000	199,717
NBC Universal Media LLC,
3.650%, due 04/30/15	3,500,000	3,735,319
New York Life Global Funding,
2.450%, due 07/14/16[1]	900,000	926,897
News America, Inc.,
6.200%, due 12/15/34	2,250,000	2,495,297
Norfolk Southern Corp.,
3.250%, due 12/01/21	950,000	956,285
7.700%, due 05/15/17	1,100,000	1,386,694
Northrop Grumman Corp.,
3.500%, due 03/15/21	1,700,000	1,746,323
NuStar Logistics LP,
4.800%, due 09/01/20	715,000	726,446
7.650%, due 04/15/18	2,280,000	2,698,916
Oncor Electric Delivery Co. LLC,
6.800%, due 09/01/18	1,000,000	1,208,857
ONEOK, Inc.,
6.000%, due 06/15/35	1,070,000	1,140,559
Oracle Corp.,
5.375%, due 07/15/40	595,000	687,980
Owens Corning,
6.500%, due 12/01/16	1,250,000	1,388,713
Pacific Bell Telephone Co.,
7.125%, due 03/15/26	4,000,000	5,167,112
Pacific Life Insurance Co.,
9.250%, due 06/15/39[1]	675,000	874,215
Pemex Project Funding Master Trust,
5.750%, due 03/01/18	1,450,000	1,631,250
Philip Morris International, Inc.,
2.900%, due 11/15/21	2,325,000	2,292,647
5.650%, due 05/16/18	1,950,000	2,324,135
Phillips 66,
4.300%, due 04/01/22[1]	1,200,000	1,220,639
PPL Energy Supply LLC,
4.600%, due 12/15/21	935,000	951,945
Procter & Gamble Co.,
2.300%, due 02/06/22	580,000	560,648
Progress Energy, Inc.,
7.050%, due 03/15/19	925,000	1,144,073
Prudential Financial, Inc.,
5.625%, due 05/12/41	370,000	385,296
6.100%, due 06/15/17	1,710,000	1,974,650
6.625%, due 12/01/37	675,000	779,405
PSEG Power LLC,
2.750%, due 09/15/16	475,000	479,525
8.625%, due 04/15/31	1,150,000	1,632,331
Qwest Corp.,
7.625%, due 06/15/15	605,000	701,211
Republic Services, Inc.,
5.250%, due 11/15/21	2,500,000	2,850,508
Reynolds American, Inc.,
7.625%, due 06/01/16	1,525,000	1,830,313
Roche Holdings, Inc.,
5.000%, due 03/01/14[1]	889,000	958,190
SABMiller Holdings, Inc.,
3.750%, due 01/15/22[1]	1,175,000	1,195,399
Safeway, Inc.,
5.800%, due 08/15/12	1,000,000	1,016,543
SBA Tower Trust,
4.254%, due 04/15/15[1]	1,765,000	1,840,281
SC Johnson & Son, Inc.,
4.800%, due 09/01/40[1]	950,000	972,303
Southern California Edison Co.,
5.950%, due 02/01/38	1,250,000	1,575,860
Southern Co.,
1.950%, due 09/01/16	1,215,000	1,234,480

Southern Copper Corp.,
6.750%, due 04/16/40	865,000	934,770
Spectra Energy Capital LLC,
6.250%, due 02/15/13	1,900,000	1,984,280
Sprint Capital Corp.,
6.875%, due 11/15/28	1,165,000	891,225
SunTrust Bank,
7.250%, due 03/15/18	1,480,000	1,692,578
Swiss Re Solutions Holding Corp.,
7.000%, due 02/15/26	1,230,000	1,417,876
Time Warner Cable, Inc.,
6.750%, due 07/01/18	4,785,000	5,838,164
Time Warner, Inc.,
3.150%, due 07/15/15	5,100,000	5,400,977
7.625%, due 04/15/31	1,925,000	2,464,687
Tupperware Brands Corp.,
4.750%, due 06/01/21	1,600,000	1,627,498
Tyco International Finance SA,
3.750%, due 01/15/18	740,000	793,932
4.625%, due 01/15/23	1,500,000	1,599,243
United Technologies Corp.,
6.125%, due 07/15/38	930,000	1,162,644
UnitedHealth Group, Inc.,
6.875%, due 02/15/38	1,300,000	1,705,722
Valero Energy Corp.,
6.625%, due 06/15/37	670,000	729,231
7.500%, due 04/15/32	2,325,000	2,706,421
Verizon Communications, Inc.,
3.000%, due 04/01/16	2,525,000	2,671,013
5.250%, due 04/15/13	1,000,000	1,048,380
Verizon New York, Inc.,
Series B, 7.375%, due 04/01/32	2,320,000	2,751,256
Wachovia Bank NA,
4.875%, due 02/01/15	1,075,000	1,158,650
Wachovia Corp.,
5.750%, due 06/15/17	1,075,000	1,238,467
Wal-Mart Stores, Inc.,
3.250%, due 10/25/20	1,150,000	1,203,591
4.250%, due 04/15/21	3,075,000	3,434,302
6.500%, due 08/15/37	900,000	1,184,894
Washington Mutual Bank,
0.000%, due 05/20/13[2]	1,325,000	132
5.500%, due 01/15/13[2]	12,075,000	1,208
Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17[1,2,3,4,5]	8,300,000	41,500
Waste Management, Inc.,
7.375%, due 05/15/29	1,450,000	1,873,736
WellPoint, Inc.,
6.800%, due 08/01/12	1,105,000	1,127,215
Wells Fargo & Co.,
2.625%, due 12/15/16	3,200,000	3,271,846
3.676%, due 06/15/16	3,200,000	3,417,325
4.600%, due 04/01/21	1,405,000	1,506,749
Williams Cos., Inc.,
8.750%, due 03/15/32	402,000	529,963
Williams Partners LP,
4.000%, due 11/15/21	900,000	909,434
WM Wrigley Jr. Co.,
3.700%, due 06/30/14[1]	1,350,000	1,400,034
Xcel Energy, Inc.,
4.700%, due 05/15/20	1,375,000	1,540,303
Xerox Corp.,
6.350%, due 05/15/18	2,450,000	2,842,617

Total United States corporate bonds		371,975,247

Total corporate bonds
(cost $472,659,399)		470,407,606

Asset-backed securities — 0.51%
United States — 0.51%
Continental Airlines, Inc.,
Series 2009-2, Class A,
7.250%, due 11/10/19	1,251,259	1,401,410
Delta Air Lines Pass Through Trust,
Series 2010-2, Class A,
4.950%, due 05/23/19	872,194	920,165
Series 2007-1, Class A,
6.821%, due 08/10/22	674,299	738,358

Total asset-backed securities
(cost $2,825,491)		3,059,933

Commercial mortgage-backed security — 0.28%
United States — 0.28%
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2007-LD11, Class A4,
5.816%, due 06/15/49[4]
(cost $1,693,958)	1,525,000	1,671,530

Municipal bonds — 4.94%
American Municipal Power, Inc. Revenue Bonds,
Series B,
7.834%, due 02/15/41	985,000	1,311,596
Chicago Transit Authority,
Series 2008, Class B,
6.899%, due 12/01/40	500,000	600,665
Series 2008-A,
6.899%, due 12/01/40	830,000	997,104
City of New York, GO,
Series G-1,
5.968%, due 03/01/36	105,000	128,668
Series D,
5.985%, due 12/01/36	670,000	809,353
Commonwealth of Massachusetts, GO,
5.456%, due 12/01/39	175,000	210,105
Commonwealth of Pennsylvania, GO Unlimited,
Series 2010, Class B,
5.350%, due 05/01/30	1,000,000	1,096,790
County of Clark NV,
Series 2009,
6.881%, due 07/01/42	1,100,000	1,239,425
Dallas County Hospital District, GO,
Series C,
5.621%, due 08/15/44	590,000	717,198
Greater Chicago Metropolitan Water
Reclamation District, GO,
Series 2009,
5.720%, due 12/01/38	1,000,000	1,200,620
Illinois State Taxable Pension,
Series 2003,
5.100%, due 06/01/33	3,505,000	3,318,674
Los Angeles Unified School District,
Series 2010,
6.758%, due 07/01/34	2,430,000	3,110,060
Metropolitan Government of Nashville & Davidson County
Convention Center Authority Revenue Bonds,
Series 2010, Class B,
6.731%, due 07/01/43	400,000	470,360
Municipal Electric Authority of Georgia Revenue Bonds,,
6.637%, due 04/01/57	600,000	673,518
New Jersey State Turnpike Authority Revenue Bonds,
Class F,
7.414%, due 01/01/40	500,000	713,155
New Jersey Transportation Trust Fund Authority,
Series 2010,
6.561%, due 12/15/40	1,125,000	1,448,719
New York City Transitional Finance Authority,
Series 2010,
5.267%, due 05/01/27	1,000,000	1,181,160
New York State Urban Development
Corp. Revenue Bonds,
5.770%, due 03/15/39	1,115,000	1,307,315
San Diego County Water Authority Revenue Bonds,
Series B,
6.138%, due 05/01/49	845,000	1,075,457
State of California, GO,
6.650%, due 03/01/22	770,000	926,587
7.300%, due 10/01/39	820,000	1,026,640
Series 2009,
7.550%, due 04/01/39	2,440,000	3,135,181
State of Illinois, GO,
Series 2010,
4.071%, due 01/01/14	1,250,000	1,295,875
4.421%, due 01/01/15	900,000	943,236
Texas Transportation Commission Revenue Bonds,,
Series B,
5.178%, due 04/01/30	215,000	250,914
University of Texas System Revenue Bonds,
Series C,
4.794%, due 08/15/46	400,000	445,824

Total municipal bonds
(cost $26,815,471)		29,634,199

US government obligations — 7.52%
US Treasury Bonds,
3.125%, due 11/15/41	110,000	105,514
3.125%, due 02/15/42	5,250,000	5,032,618
US Treasury Notes,
0.875%, due 01/31/17	5,840,000	5,803,956
0.875%, due 02/28/17	24,830,000	24,655,420
2.000%, due 02/15/22	9,735,000	9,547,903

Total US government obligations
(cost $45,201,781)		45,145,411

Non-US government obligations — 4.31%
Brazil — 0.98%
Brazilian Government International Bond,
8.875%, due 04/15/24	750,000	1,141,875
10.500%, due 07/14/14	3,900,000	4,769,700

		5,911,575

Chile — 0.20%
Republic of Chile,
3.250%, due 09/14/21	1,190,000	1,207,076

Colombia — 0.17%
Republic of Colombia,
4.375%, due 07/12/21	950,000	1,035,500

Italy — 0.67%
Republic of Italy,
2.125%, due 10/05/12	4,000,000	4,002,760

Mexico — 1.45%
United Mexican States,
4.750%, due 03/08/44	1,850,000	1,822,250
5.125%, due 01/15/20	2,300,000	2,639,250
Series A, 5.875%, due 01/15/14	3,900,000	4,212,000

		8,673,500
Panama — 0.22%
Republic of Panama,
7.250%, due 03/15/15	1,125,000	1,302,750

Peru — 0.26%
Peruvian Government International Bond,
8.750%, due 11/21/33	1,000,000	1,555,000

Poland — 0.17%
Republic of Poland,
3.875%, due 07/16/15	1,000,000	1,050,000

South Africa — 0.19%
Republic of South Africa,
5.500%, due 03/09/20	1,000,000	1,120,000

Total Non-US government obligations
(cost $24,364,134)		25,858,161

Supranational bonds — 1.63%
European Investment Bank,
1.250%, due 09/17/13	6,740,000	6,798,483
2.500%, due 05/16/16	2,000,000	2,093,448
Inter-American Development Bank,
7.000%, due 06/15/25	650,000	889,761

Total supranational bonds
(cost $9,626,762)		9,781,692

Total bonds
(cost $583,186,996)		585,558,532

	Shares

Preferred stock — 0.02%
Ally Financial, Inc.,
7.000%
(cost $100,933)[1,6]	124	103,304

Short-term investment — 1.58%
Investment company — 1.58%
UBS Cash Management Prime
Relationship Fund[7]
(cost $9,485,826)	9,485,826	9,485,826

Total investments — 99.18%
(cost $592,773,755)		595,147,662
Cash and other assets, less liabilities — 0.82%		4,895,604

Net assets 100.00%		$600,043,266

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:
Gross unrealized appreciation	$29,916,347
Gross unrealized depreciation	(27,542,440)

Net unrealized appreciation of investments	$2,373,907

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to end of this report.

Futures contracts

				Unrealized
	Expiration	Cost/		appreciation/
	date	(proceeds)	Value	(depreciation)

US Treasury futures buy contracts:
US Ultra Bond Futures, 96 contracts (USD)	June 2012	$14,737,318	$14,493,000	$(244,318)
US Treasury futures sell contracts:
US Long Bond, 37 contracts (USD)	June 2012	(5,040,037)	(5,096,750)	(56,713)
5 Year US Treasury Notes, 200 contracts (USD)	June 2012	(24,613,744)	(24,507,813)	105,931
10 Year US Treasury Notes, 110 contracts (USD)	June 2012	(14,230,154)	(14,243,281)	(13,127)

Net unrealized depreciation on futures contracts				$(208,227)

Interest rate swap agreement

					Payments	Upfront
			Termination	Payments made	received by	payments		Unrealized
Counterparty	Notional amount		date	by the Fund[8]	the Fund[8]	received	Value	depreciation

MSCI	USD	15,075	12/19/40	3.950%	3 month USD LIBOR	$165,765	$(2,948,320)	$(2,782,555)

Credit default swaps on corporate issues — buy protection9

		Notional			Payments	Upfront		Unrealized
		amount		Termination	made by the	payments		appreciation/
Counterparty	Referenced obligation[10]	(000)		date	Fund[8]	received	Value	(depreciation)

DB	Amgen, Inc. bond, 4.850%, due 11/18/14	USD	2,400	12/20/15	1.000%	$57,309	$(52,299)	$5,010
MSCI	Target Corp. bond, 5.375%, due 05/01/17	USD	3,000	12/20/16	1.000	57,357	(88,367)	(31,010)

						$114,666	$(140,666)	$(26,000)

Credit default swaps on corporate issues — sell protection11

						Upfront
		Notional			Payments	payments		Unrealized
		amount		Termination	received by	(made)/		appreciation/	Credit
Counterparty	Referenced obligation[10]	(000)		date	the Fund[8]	received	Value	(depreciation)	spread[12]

DB	Pfizer, Inc. bond, 4.650%, due 03/01/18	USD	2,400	12/20/15	1.000%	$(54,876)	$50,805	$(4,071)	0.434%

GSI	Deere & Co. bond, 6.950%, 04/25/14	USD	2,150	06/20/15	1.000	(25,064)	52,405	27,341	0.251

MLI	General Electric Capital Corp. bond, 5.625%, due 09/15/17	USD	2,000	06/20/15	1.000	87,895	(4,977)	82,918	1.089

MSCI	Wal-Mart Stores, Inc. bond, 5.875%, due 04/05/27	USD	3,000	12/20/16	1.000	(57,358)	91,226	33,868	0.352

						$(49,403)	$189,459	$140,056

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$470,407,606	$—	$470,407,606
Asset-backed securities	—	3,059,933	—	3,059,933
Commercial mortgage-backed
security	—	1,671,530	—	1,671,530
Municipal bonds	—	29,634,199	—	29,634,199
US government obligations	—	45,145,411	—	45,145,411
Non-US government obligations	—	25,858,161	—	25,858,161
Supranational bonds	—	9,781,692	—	9,781,692
Preferred stock	—	103,304	—	103,304
Short-term investment	—	9,485,826	—	9,485,826
Futures contracts	(208,227)	—	—	(208,227)
Swap agreements	—	(2,899,527)	—	(2,899,527)

Total	$(208,227)	$592,248,135	$—	$592,039,908

Level 3 rollforward disclosure
The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Corporate bond	Total

Assets
Beginning balance	$41,500	$41,500
Purchases	—	—
Issuances	—	—
Sales	—	—
Settlements	—	—
Accrued discounts (premiums)	—	—
Total realized gain (loss)	—	—
Change in net unrealized appreciation/depreciation	—	—
Transfers into Level 3	—	—
Transfers out of Level 3[13]	(41,500)	(41,500)

Ending balance	$—	$—

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at March 31, 2012 was $0.

Portfolio footnotes
[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the value of these securities amounted to $34,426,034 or 5.74% of net assets.
[2]	Security is in default.
[3]	This security, which represents 0.01% of net assets as of March 31, 2012, is considered restricted. (See restricted security table below for more information.)

Acquisition
			cost as a		Value as a
		Acquisition	percentage of	Value	percentage of
Restricted security	Acquisition date	cost	net assets	03/31/12	net assets

Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17	10/18/07-11/02/07	$8,272,875	1.38%	$41,500	0.01%

[4]	Variable or floating rate security — The interest rate shown is the current rate as of March 31, 2012 and changes periodically.
[5]	Perpetual bond security. The maturity date reflects the next call date.
[6]	This security is subject to a perpetual call and may be called in full or partially on or anytime after June 6, 2012.
[7]	The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	12/31/11	03/31/12	03/31/12	03/31/12	03/31/12

UBS Cash Management Prime Relationship Fund	$13,239,459	$70,243,864	$73,997,497	$9,485,826	$5,591

[8]	Payments made or received are based on the notional amount.
[9]	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
[10]	Payment from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the above referenced obligation.
[11]	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
[12]	Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.
[13]	Transfers out of Level 3 represent the value at the end of the period. At March 31, 2012, a security was transferred from Level 3 to Level 2 as the valuation is based on observable inputs from an established pricing source.

UBS Global Corporate Bond Relationship Fund

Industry diversification (unaudited)[1]
As a percentage of net assets as of
March 31, 2012

Bonds
Corporate bonds
Automobiles	0.49%
Beverages	1.56
Building materials	0.37
Capital markets	4.35
Chemicals	0.43
Commercial banks	20.20
Commercial services & supplies	1.82
Communications equipment	0.23
Computers & peripherals	0.71
Construction materials	0.35
Consumer finance	1.00
Diversified financial services	13.63
Diversified operations	0.67
Diversified telecommunication services	4.38
Electric utilities	6.40
Energy equipment & services	0.68
Engineering & construction	0.71
Food & staples retailing	1.21
Food products	1.55
Gas utilities	1.14
Health care equipment & supplies	0.40
Health care providers & services	0.14
Independent power producers & energy traders	0.19
Insurance	5.08
Leisure equipment & products	0.29
Media	4.65
Metals & mining	3.49
Miscellaneous manufacturing	0.23
Multiline retail	0.28
Multi-utilities	1.18
Oil, gas & consumable fuels	7.48
Pharmaceuticals	1.80
Real estate investment trust (REIT)	0.20
Real estate management & development	0.19
Road & rail	0.79
Thrifts & mortgage finance	0.50
Tobacco	3.06
Transportation	0.25
Water utilities	0.39
Wireless telecommunication services	1.21

Total corporate bonds	93.68%
US government obligation	0.91
Non-US government obligation	0.35
Supranational bond	0.22

Total bonds	95.16%
Short-term investment	1.47

Total investments	96.63%
Cash and other assets, less liabilities	3.37

Net assets	100.00%

[1]	Figures represent the industry breakdown of direct investments of UBS Global Corporate Bond Relationship Fund. Figures would be different if a breakdown of derivatives exposure was included.

UBS Global Corporate Bond Relationship Fund — Portfolio of investments
March 31, 2012 (unaudited)

	Face
Security description	amount		Value

Bonds — 95.16%
Corporate bonds — 93.68%
Australia — 3.58%
Commonwealth Bank of Australia,
2.250%, due 03/16/17[1]		$1,550,000	$1,550,239
3.500%, due 03/19/15[1]		800,000	832,984
5.000%, due 03/19/20[1]		150,000	163,140
National Australia Bank,
2.750%, due 03/09/17		1,365,000	1,358,000
Rio Tinto Finance USA Ltd.,
4.125%, due 05/20/21		1,900,000	2,004,508
Telstra Corp. Ltd.,
4.800%, due 10/12/21[1]		250,000	271,732
Westpac Banking Corp.,
4.125%, due 05/25/18	EUR	625,000	891,703

Total Australia corporate bonds			7,072,306

Canada — 3.26%
Bank of Montreal,
6.020%, due 05/02/18	CAD	545,000	644,034
Bank of Nova Scotia,
4.100%, due 06/08/17		710,000	761,599
Barrick Gold Corp.,
2.900%, due 05/30/16		$500,000	521,675
Canadian Imperial Bank of Commerce,
3.400%, due 01/14/16	CAD	580,000	603,608
Canadian Natural Resources Ltd.,
3.450%, due 11/15/21		$100,000	101,406
Greater Toronto Airports Authority,
6.980%, due 10/15/32	CAD	360,000	502,105
Hydro One, Inc.,
5.360%, due 05/20/36		435,000	527,242
Royal Bank of Canada,
3.360%, due 01/11/16		225,000	234,007
3.660%, due 01/25/17		655,000	689,141
Suncor Energy, Inc.,
6.500%, due 06/15/38		$615,000	765,292
Teck Resources Ltd.,
3.150%, due 01/15/17		445,000	457,501
Toronto-Dominion Bank,
3.367%, due 11/02/20[2]	CAD	625,000	639,719

Total Canada corporate bonds			6,447,329

Cayman Islands — 2.46%
Hutchison Whampoa International Ltd.,
7.625%, due 04/09/19[1]		$1,100,000	1,329,207
New York Life Funding,
5.125%, due 02/03/15	GBP	355,000	613,154
Principal Financial Global Funding II LLC,
4.500%, due 01/26/17	EUR	350,000	479,492
Transocean, Inc.,
6.000%, due 03/15/18		$300,000	332,105
6.800%, due 03/15/38		480,000	536,795
Vale Overseas Ltd.,
5.625%, due 09/15/19		830,000	927,545
6.875%, due 11/10/39		190,000	221,943
6.875%, due 11/21/36		375,000	434,940

Total Cayman Islands corporate bonds			4,875,181

China — 0.52%
Standard Chartered Bank Hong Kong Ltd.,
1.327%, due 04/13/17[2]		1,050,000	1,038,012

Denmark — 0.41%
DONG Energy A/S,
4.875%, due 01/12/32	GBP	500,000	811,519

Finland — 0.33%
Teollisuuden Voima Oyj,
4.625%, due 02/04/19	EUR	450,000	643,105

France — 3.65%
Autoroutes du Sud de la France,
5.625%, due 07/04/22		650,000	1,006,900
AXA SA,
5.250%, due 04/16/40[2]		400,000	456,448
6.667%, due 07/06/16[2,3]	GBP	545,000	721,790
Banque PSA Finance,
3.875%, due 01/18/13	EUR	230,000	311,668
8.500%, due 05/04/12		450,000	603,841
BNP Paribas SA,
3.500%, due 12/07/16	GBP	75,000	120,150
Casino Guichard Perrachon SA,
4.481%, due 11/12/18	EUR	300,000	421,009
4.726%, due 05/26/21		300,000	417,456
5.500%, due 01/30/15		150,000	217,046
CNP Assurances,
6.875%, due 09/30/41[2]		100,000	107,696
Credit Logement SA,
2.021%, due 06/16/12[2,3]		200,000	165,379
Electricite De France,
6.950%, due 01/26/39[1]		$300,000	356,167
France Telecom SA,
5.625%, due 05/22/18	EUR	200,000	314,326
Lafarge SA,
6.625%, due 11/29/18		520,000	696,992
Societe Generale SA,
2.200%, due 09/14/13[1]		$910,000	908,606
5.400%, due 01/30/18	GBP	275,000	400,754

Total France corporate bonds			7,226,228

Germany — 0.69%
Muenchener Rueckversicherungs AG,
6.000%, due 05/26/41[2]	EUR	800,000	1,056,884
RWE AG,
4.625%, due 09/28/15[2,3]		250,000	317,210

Total Germany corporate bonds			1,374,094

Ireland — 1.31%
Allied Irish Banks PLC,
4.500%, due 10/01/12		200,000	258,738
CRH Finance BV,
7.375%, due 05/28/14		350,000	518,921
GE Capital European Funding,
6.025%, due 03/01/38		645,000	979,499
GE Capital UK Funding,
6.000%, due 04/11/13	GBP	500,000	835,259

Total Ireland corporate bonds			2,592,417

Italy — 0.09%
Telecom Italia SpA,
7.375%, due 12/15/17		100,000	168,964

Japan — 0.38%
Bank of Tokyo-Mitsubishi UFJ Ltd.,
2.350%, due 02/23/17[1]		$750,000	750,611

Jersey, Channel Islands — 1.11%
BAA Funding Ltd.,
4.375%, due 01/25/17	EUR	350,000	492,293
6.750%, due 12/03/26	GBP	475,000	897,714
Gatwick Funding Ltd.,
5.250%, due 01/23/24		250,000	401,755
HSBC Capital Funding LP,
5.369%, due 03/24/14[2,3]	EUR	325,000	396,609

Total Jersey, Channel Islands corporate bonds			2,188,371

Luxembourg — 1.46%
ArcelorMittal,
9.000%, due 02/15/15		$825,000	948,638
Enel Finance International SA,
6.000%, due 10/07/39[1]		300,000	272,274
GAZ Capital SA for Gazprom,
6.580%, due 10/31/13	GBP	600,000	1,011,061
Holcim US Finance Sarl & Cie SCS,
6.000%, due 12/30/19[1]		$200,000	206,621
Merck Finanz AG,
3.750%, due 12/07/12	EUR	325,000	441,064

Total Luxembourg corporate bonds			2,879,658

Mexico — 0.78%
America Movil SAB de CV,
3.625%, due 03/30/15		$750,000	792,890
5.000%, due 03/30/20		680,000	756,157

Total Mexico corporate bonds			1,549,047

Netherlands — 6.59%
ABN Amro Bank NV,
4.875%, due 01/16/19	GBP	640,000	1,048,204
Alliander Finance BV,
5.500%, due 04/20/16	EUR	180,000	274,458
Allianz Finance II BV,
5.750%, due 07/08/41[2]		600,000	757,088
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
3.875%, due 02/08/22		$4,300,000	4,158,410
Daimler International Finance BV,
7.875%, due 01/16/14	EUR	650,000	964,798
Deutsche Telekom International Finance BV,
6.500%, due 04/08/22	GBP	200,000	380,266
E.ON International Finance BV,
6.000%, due 10/30/19		300,000	573,750
ING Bank NV,
3.750%, due 03/07/17[1]		480,000	475,427
4.000%, due 03/15/16[1]		240,000	242,952
6.125%, due 05/29/23[2]	EUR	200,000	263,956
Linde Finance BV,
7.375%, due 07/14/66[2]		260,000	385,511
Repsol International Finance BV,
4.250%, due 02/12/16		500,000	678,893
4.750%, due 02/16/17		250,000	345,698
Royal Bank of Scotland NV,
1.175%, due 03/09/15[2]		$550,000	473,066
RWE Finance BV,
4.750%, due 01/31/34	GBP	300,000	473,560
Scotland International Finance BV,
4.250%, due 05/23/13[1]		$650,000	652,911
Siemens Financieringsmaatschappij NV,
6.125%, due 09/14/66[2]	GBP	272,000	460,206
TenneT Holding BV,
6.655%, due 06/01/17[2,3]	EUR	300,000	418,115

Total Netherlands corporate bonds			13,027,269

Netherlands Antilles — 0.32%
Teva Pharmaceutical Finance Co. BV,
3.650%, due 11/10/21		$200,000	202,456
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21		425,000	430,218

Total Netherlands Antilles corporate bonds			632,674

Norway — 0.23%
DNB Bank ASA,
3.200%, due 04/03/17[1]		450,000	451,773

Portugal — 0.46%
EDP Finance BV,
3.250%, due 03/16/15	EUR	350,000	416,736
5.375%, due 11/02/12[1]		$500,000	500,250

			916,986

Qatar — 0.47%
Qtel International Finance Ltd.,
6.500%, due 06/10/14[1]		850,000	929,475

South Korea — 0.74%
GS Caltex Corp.,
5.500%, due 04/24/17[4]		500,000	526,450
Hyundai Capital Services, Inc.,
4.375%, due 07/27/16[1]		900,000	941,446

Total South Korea corporate bonds			1,467,896

Spain — 2.23%
Banco Santander SA,
4.375%, due 03/16/15	EUR	600,000	828,316
BBVA US Senior SAU,
3.250%, due 05/16/14		$650,000	648,035
Gas Natural Capital Markets SA,
4.500%, due 01/27/20	EUR	150,000	195,185
5.250%, due 07/09/14		200,000	280,053
Santander International Debt SAU,
3.381%, due 12/01/15		400,000	518,704
Santander US Debt SAU,
2.991%, due 10/07/13[1]		$200,000	199,048
2.991%, due 10/07/13[4]		100,000	99,524
Telefonica Emisiones SAU,
4.797%, due 02/21/18	EUR	300,000	404,936
5.375%, due 02/02/18	GBP	775,000	1,240,232

Total Spain corporate bonds			4,414,033

Sweden — 1.81%
Nordea Bank AB,
3.125%, due 03/20/17[1]		$720,000	720,750
4.000%, due 06/29/20	EUR	340,000	479,958
6.250%, due 09/10/18[2]		300,000	414,425
Svenska Handelsbanken AB,
5.125%, due 03/30/20[1]		$900,000	977,109
Swedbank Hypotek AB,
2.375%, due 04/05/17[1]		980,000	983,565

Total Sweden corporate bonds			3,575,807

Switzerland — 1.12%
Credit Suisse AG,
1.625%, due 03/06/15[1]		440,000	441,490
5.125%, due 09/18/17	EUR	705,000	1,055,186
5.400%, due 01/14/20		$700,000	720,621

Total Switzerland corporate bonds			2,217,297

United Kingdom — 13.31%
Abbey National Treasury Services PLC,
3.875%, due 11/10/14[1]		500,000	503,271
Aviva PLC,
4.729%, due 11/28/14[2,3]	EUR	650,000	713,810
5.250%, due 10/02/23[2]		390,000	508,934
B.A.T. International Finance,
9.500%, due 11/15/18[1]		$475,000	647,932
Barclays Bank PLC,
4.750%, due 03/15/20[2,3]	EUR	200,000	148,265
4.875%, due 12/15/14[2,3]		280,000	241,389
5.750%, due 08/17/21	GBP	305,000	521,422
BP Capital Markets PLC,
3.561%, due 11/01/21		$100,000	102,972
3.875%, due 03/10/15		450,000	482,621
Brambles Finance PLC,
4.625%, due 04/20/18	EUR	300,000	441,744
British Sky Broadcasting Group PLC,
9.500%, due 11/15/18[1]		$400,000	541,371
British Telecommunications PLC,
8.500%, due 12/07/16	GBP	700,000	1,376,469
Friends Provident Group PLC,
12.000%, due 05/21/21		243,000	450,541
Friends Provident Holdings UK PLC,
8.250%, due 04/21/22		270,000	403,115
HSBC Holdings PLC,
5.100%, due 04/05/21		$660,000	713,501
6.250%, due 03/19/18	EUR	600,000	889,396
6.500%, due 09/15/37		$1,750,000	1,963,997
Imperial Tobacco Finance PLC,
4.500%, due 07/05/18	EUR	700,000	1,013,505
5.500%, due 09/28/26	GBP	200,000	345,039
8.375%, due 02/17/16	EUR	25,000	40,596
9.000%, due 02/17/22	GBP	355,000	772,613
Lloyds Banking Group PLC,
5.875%, due 07/08/14	EUR	200,000	271,853
Lloyds TSB Bank PLC,
2.103%, due 07/09/16[2]		350,000	376,270
4.500%, due 09/15/14[4]		440,000	608,781
6.500%, due 03/24/20		300,000	348,312
Marks & Spencer PLC,
6.250%, due 12/01/17[1]		$500,000	550,530
National Express Group PLC,
6.250%, due 01/13/17	GBP	250,000	437,147
Nationwide Building Society,
4.650%, due 02/25/15[1]		$450,000	462,776
Royal Bank of Scotland PLC,
3.400%, due 08/23/13		1,060,000	1,074,232
4.875%, due 03/16/15		400,000	415,782
5.375%, due 09/30/19	EUR	375,000	509,306
Scottish & Southern Energy PLC,
5.453%, due 10/01/15[2,3]	GBP	234,000	368,669
Standard Chartered Bank PLC,
3.850%, due 04/27/15[1]		$500,000	519,240
3.850%, due 04/27/15[4]		480,000	498,470
4.125%, due 01/18/19	EUR	530,000	747,098
Tesco PLC,
6.125%, due 02/24/22	GBP	595,000	1,095,705
Tesco Property Finance 4 PLC,
5.801%, due 10/13/40[4]		149,246	245,736
Thames Water Utilities Finance Ltd.,
5.125%, due 09/28/37		470,000	777,966
Vodafone Group PLC,
5.750%, due 03/15/16		$540,000	623,772
6.150%, due 02/27/37		180,000	217,663
Wales & West Utilities Finance PLC,
5.125%, due 12/02/16	GBP	610,000	1,078,502
6.250%, due 11/30/21		50,000	94,604
Western Power Distribution East Midlands PLC,
5.250%, due 01/17/23		325,000	574,965
Western Power Distribution West Midlands PLC,
5.750%, due 04/16/32		350,000	618,500
WPP PLC,
6.625%, due 05/12/16	EUR	630,000	976,811

Total United Kingdom corporate bonds			26,315,193

United States — 46.37%
Abbott Laboratories,
6.000%, due 04/01/39		$350,000	437,119
Alcoa, Inc.,
6.150%, due 08/15/20		1,310,000	1,410,184
Allegheny Energy Supply Co. LLC,
5.750%, due 10/15/19[1]		350,000	379,584
Alltel Corp.,
7.875%, due 07/01/32		400,000	571,782
Altria Group, Inc.,
4.750%, due 05/05/21		1,325,000	1,424,286
9.250%, due 08/06/19		800,000	1,075,784
American Honda Finance Corp.,
3.875%, due 09/16/14	EUR	300,000	423,092
American International Group, Inc.,
3.650%, due 01/15/14		$850,000	865,734
5.850%, due 01/16/18		275,000	299,064
Anadarko Petroleum Corp.,
6.375%, due 09/15/17		790,000	938,691
7.625%, due 03/15/14		900,000	1,003,577
Anheuser-Busch InBev Worldwide, Inc.,
5.000%, due 04/15/20		450,000	519,075
7.750%, due 01/15/19		1,200,000	1,565,486
Aristotle Holding, Inc.,
3.900%, due 02/15/22[1]		50,000	50,537
AT&T, Inc.,
3.875%, due 08/15/21		640,000	676,929
5.350%, due 09/01/40		801,000	851,711
5.550%, due 08/15/41		700,000	775,896
5.800%, due 02/15/19		100,000	118,694
Bank of America Corp.,
3.750%, due 07/12/16		415,000	417,068
5.650%, due 05/01/18		1,295,000	1,382,415
5.875%, due 02/07/42		335,000	333,194
6.000%, due 09/01/17		600,000	653,496
7.375%, due 05/15/14		2,000,000	2,171,060
Boston Scientific Corp.,
6.000%, due 01/15/20		695,000	797,715
Burlington Northern Santa Fe LLC,
3.450%, due 09/15/21		1,100,000	1,117,558
Cameron International Corp.,
6.375%, due 07/15/18		400,000	472,416
Cargill, Inc.,
3.250%, due 11/15/21[1]		150,000	146,143
CBS Corp.,
3.375%, due 03/01/22		140,000	135,145
8.875%, due 05/15/19		200,000	262,766
Citigroup, Inc.,
4.450%, due 01/10/17		400,000	419,002
4.750%, due 05/31/17[2]	EUR	350,000	404,758
5.500%, due 02/15/17		$300,000	314,666
6.000%, due 08/15/17		3,150,000	3,502,309
Comcast Corp.,
5.700%, due 07/01/19		1,190,000	1,397,850
6.300%, due 11/15/17		1,050,000	1,266,784
ConocoPhillips,
4.600%, due 01/15/15		350,000	385,926
Constellation Energy Group, Inc.,
5.150%, due 12/01/20		300,000	330,373
Dell, Inc.,
5.400%, due 09/10/40		585,000	609,101
DirecTV Holdings LLC,
5.000%, due 03/01/21		930,000	1,007,934
7.625%, due 05/15/16		900,000	942,750
Dow Chemical Co.,
5.900%, due 02/15/15		400,000	450,277
Duke Energy Corp.,
2.150%, due 11/15/16		100,000	101,934
5.050%, due 09/15/19		480,000	546,326
Energy Transfer Partners LP,
6.050%, due 06/01/41		345,000	348,137
9.000%, due 04/15/19		141,000	174,859
9.700%, due 03/15/19		260,000	332,408

Enterprise Products Operating LLC,
3.200%, due 02/01/16		480,000	505,052
3.700%, due 06/01/15		140,000	149,661
4.850%, due 08/15/42		500,000	477,580
Series I, 5.000%, due 03/01/15		150,000	164,587
Series G, 5.600%, due 10/15/14		150,000	165,656
Series O, 9.750%, due 01/31/14		250,000	286,888
ERAC USA Finance LLC,
5.625%, due 03/15/42[1]		490,000	471,611
ERP Operating LP, REIT,
5.750%, due 06/15/17		350,000	399,209
FirstEnergy Solutions Corp.,
6.050%, due 08/15/21		400,000	448,941
General Electric Capital Corp.,
0.594%, due 12/20/13[2]		450,000	445,037
Series A, 3.750%, due 11/14/14		870,000	925,278
4.650%, due 10/17/21		650,000	691,808
6.000%, due 08/07/19		910,000	1,062,662
Series A, 6.750%, due 03/15/32		1,805,000	2,156,517
Georgia Power Co.,
5.400%, due 06/01/40		450,000	514,816
GlaxoSmithKline Capital, Inc.,
6.375%, due 05/15/38		885,000	1,169,218
Goldman Sachs Group, Inc.,
4.375%, due 03/16/17	EUR	1,800,000	2,415,184
5.750%, due 01/24/22		$1,080,000	1,111,039
Hasbro, Inc.,
6.350%, due 03/15/40		525,000	569,065
Hewlett-Packard Co.,
2.625%, due 12/09/14		770,000	794,558
Indiana Michigan Power Co.,
7.000%, due 03/15/19		295,000	361,484
Jersey Central Power & Light Co.,
6.150%, due 06/01/37		350,000	404,854
JPMorgan Chase & Co.,
3.150%, due 07/05/16		250,000	257,716
3.700%, due 01/20/15		500,000	527,225
4.500%, due 01/24/22		3,840,000	3,994,902
Kellogg Co.,
1.875%, due 11/17/16		450,000	454,041
Kinder Morgan Energy Partners LP,
6.850%, due 02/15/20		390,000	464,686
6.950%, due 01/15/38		250,000	285,506
9.000%, due 02/01/19		300,000	384,282
Kraft Foods, Inc.,
5.375%, due 02/10/20		2,130,000	2,462,372
MassMutual Global Funding II,
2.000%, due 04/05/17[1]		500,000	498,299
Merck & Co., Inc.,
6.550%, due 09/15/37		655,000	895,095
MetLife, Inc.,
5.250%, due 06/29/20	GBP	580,000	1,003,561
Morgan Stanley,
4.750%, due 03/22/17		$3,300,000	3,301,099
5.500%, due 07/28/21		400,000	390,914
Motorola Solutions, Inc.,
6.000%, due 11/15/17		400,000	463,082
NBC Universal Media LLC,
4.375%, due 04/01/21		400,000	428,458
News America, Inc.,
6.200%, due 12/15/34		140,000	155,263
6.900%, due 03/01/19		200,000	243,208
Nisource Finance Corp.,
6.125%, due 03/01/22		175,000	203,332
NuStar Logistics LP,
4.800%, due 09/01/20		250,000	254,002
7.650%, due 04/15/18		600,000	710,241
Oncor Electric Delivery Co. LLC,
6.375%, due 01/15/15		375,000	424,528
ONEOK Partners LP,
8.625%, due 03/01/19		125,000	161,179

Pacific Gas & Electric Co.,
6.050%, due 03/01/34		500,000	607,787
PacifiCorp,
6.000%, due 01/15/39		950,000	1,173,332
Pemex Project Funding Master Trust,
5.500%, due 02/24/25[4]	EUR	700,000	959,731
Philip Morris International, Inc.,
4.500%, due 03/20/42		$720,000	710,302
Phillips 66,
4.300%, due 04/01/22[1]		820,000	834,103
PNC Funding Corp.,
5.125%, due 02/08/20		500,000	566,359
PPL Electric Utilities Corp.,
6.250%, due 05/15/39		150,000	195,310
Principal Financial Group, Inc.,
8.875%, due 05/15/19		400,000	510,598
Progress Energy, Inc.,
4.400%, due 01/15/21		250,000	272,836
6.850%, due 04/15/12		150,000	150,334
Prudential Financial, Inc.,
4.500%, due 11/15/20		825,000	875,275
7.375%, due 06/15/19		680,000	840,560
Republic Services, Inc.,
5.250%, due 11/15/21		1,225,000	1,396,749
Reynolds American, Inc.,
6.750%, due 06/15/17		150,000	178,689
7.625%, due 06/01/16		350,000	420,072
7.750%, due 06/01/18		350,000	435,428
SABMiller Holdings, Inc.,
2.450%, due 01/15/17[1]		1,000,000	1,012,543
Sempra Energy,
6.000%, due 10/15/39		500,000	600,410
SLM Corp.,
6.250%, due 01/25/16		1,500,000	1,560,000
Southwestern Electric Power Co.,
6.200%, due 03/15/40		600,000	710,506
Time Warner Cable, Inc.,
4.000%, due 09/01/21		150,000	153,688
6.750%, due 06/15/39		200,000	238,467
8.250%, due 04/01/19		1,130,000	1,445,159
Valero Energy Corp.,
6.625%, due 06/15/37		200,000	217,681
10.500%, due 03/15/39		1,040,000	1,548,904
Verizon Communications, Inc.,
3.500%, due 11/01/21		450,000	460,378
4.750%, due 11/01/41		430,000	435,263
6.350%, due 04/01/19		45,000	54,799
Virginia Electric and Power Co.,
8.875%, due 11/15/38		200,000	318,626
Wachovia Corp.,
5.750%, due 02/01/18		1,180,000	1,371,908
Waste Management, Inc.,
6.125%, due 11/30/39		170,000	206,875
7.375%, due 03/11/19		450,000	562,315
WEA Finance LLC,
5.750%, due 09/02/15[1]		350,000	383,884
WellPoint, Inc.,
4.350%, due 08/15/20		200,000	216,479
Wells Fargo & Co.,
2.625%, due 12/15/16		1,300,000	1,329,188
4.600%, due 04/01/21		200,000	214,484
Xcel Energy, Inc.,
4.700%, due 05/15/20		815,000	912,979
4.800%, due 09/15/41		150,000	157,476

Total United States corporate bonds			91,704,768

Total corporate bonds
(cost $178,748,181)			185,270,013

US government obligation — 0.91%
US Treasury Notes,
0.875%, due 11/30/16
(cost $1,801,112)		1,800,000	1,792,406

Non-US government obligation — 0.35%
Germany — 0.35%
Kreditanstalt fuer Wiederaufbau,
2.050%, due 02/16/26
(cost $641,506)	JPY	53,000,000	693,524

Supranational bond — 0.22%
European Investment Bank,
1.400%, due 06/20/17
(cost $395,515)		35,000,000	443,408

Total bonds
(cost $181,586,314)			188,199,351

	Shares

Short-term investment — 1.47%
Investment company — 1.47%
UBS Cash Management Prime Relationship Fund[5]
(cost $2,908,496)	2,908,496	2,908,496

Total investments — 96.63%
(cost $184,494,810)		191,107,847
Cash and other assets, less liabilities — 3.37%		6,666,645

Net assets — 100.00%		$197,774,492

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$7,521,685
Gross unrealized depreciation	(908,648)

Net unrealized appreciation of investments	$6,613,037

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to end of this report.

Forward foreign currency contracts

						Unrealized
		Contracts to			Maturity	appreciation/
Counterparty		deliver	In exchange for		date	(depreciation)

CSI	EUR	28,620,000	USD	38,365,396	06/20/12	$178,876
JPMCB	CAD	4,410,000	USD	4,383,388	06/20/12	(30,492)
JPMCB	EUR	1,165,000	USD	1,530,171	06/20/12	(24,242)
JPMCB	JPY	77,600,000	USD	963,404	06/20/12	25,193
JPMCB	USD	5,165,257	EUR	3,905,000	06/20/12	45,029
RBS	GBP	13,520,000	USD	21,438,921	06/20/12	(174,665)

Net unrealized appreciation on forward foreign currency contracts						$19,699

Futures contracts

				Unrealized
	Expiration	Cost/		appreciation/
	date	(proceeds)	Value	(depreciation)

US Treasury futures buy contracts:
5 Year US Treasury Notes, 71 contracts (USD)	June 2012	$8,753,638	$8,700,273	$(53,365)
US Treasury futures sell contracts:
10 Year US Treasury Notes, 172 contracts (USD)	June 2012	(22,572,986)	(22,271,312)	301,674
Interest rate futures buy contracts:
Euro-Bobl, 38 contracts (EUR)	June 2012	6,290,025	6,289,969	(56)
Euro-Bund, 12 contracts (EUR)	June 2012	2,216,930	2,216,449	(481)
Interest rate futures sell contracts:
Euro-Buxl, 2 contracts (EUR)	June 2012	(336,166)	(338,120)	(1,954)
Japanese 10 Year Bond, 3 contracts (JPY)	June 2012	(5,162,037)	(5,147,155)	14,882
Long Gilt, 14 contracts (GBP)	June 2012	(2,571,973)	(2,564,223)	7,750

Net unrealized appreciation on futures contracts				$268,450

Credit default swaps on credit indices — buy protection6

						Upfront
		Notional			Payments	payments
		amount		Termination	made by the	(made)/		Unrealized
Counterparty	Referenced Index[7]	(000)		date	Fund[8]	received	Value	appreciation

	iTraxx Europe Sub Financial
JPMCB	Series 17 Index	EUR	2,000	06/20/17	5.000%	$231,631	$(174,373)	$57,258
	iTraxx Europe Senior
JPMCB	Financial Series 17 Index	EUR	550	06/20/17	1.000	(27,689)	40,635	12,946

						$203,942	$(133,738)	$70,204

Credit default swaps on corporate issues — buy protection6

						Upfront
		Notional			Payments	payments		Unrealized
		amount		Termination	made by the	(made)/		appreciation/
Counterparty	Referenced Obligation[7]	(000)		date	Fund[8]	received	Value	(depreciation)

BB	European Aeronautic Defence and Space Co. NV bond, 5.500%,
	due 09/25/18	EUR	540	12/20/16	1.000%	$(18,319)	$17	$(18,302)
BB	Marks & Spencer PLC bond, 5.625%, due 03/24/14	EUR	700	03/20/17	1.000	(63,855)	19,967	(43,888)
BB	Solvay SA bond, 4.625%, due 06/27/18	EUR	445	06/20/17	1.000	(10,655)	8,852	(1,803)
BB	ConAgra Foods, Inc. bond, 7.000%, due 10/01/28	USD	560	03/20/17	1.000	10,731	(12,746)	(2,015)
BB	Quest Diagnostics, Inc. bond, 6.950%, due 07/01/37	USD	510	03/20/17	1.000	4,087	(8,209)	(4,122)
CSI	Cox Communication, Inc. bond, 6.800%, due 08/01/28	USD	495	06/20/17	1.000	13,988	(13,238)	750
DB	Honeywell International Ltd. bond, 5.700%, due 03/15/36	USD	750	06/20/16	1.000	23,183	(24,187)	(1,004)
DB	CNA Financial Corp. bond, 5.850%, due 12/15/14	USD	410	09/20/16	1.000	(4,133)	4,760	627
DB	Quest Diagnostics, Inc. bond, 6.950%, due 07/01/37	USD	490	03/20/17	1.000	3,694	(7,887)	(4,193)
DB	Morgan Stanley & Co., Inc. bond, 6.600%, due 04/01/12	USD	1460	03/20/17	1.000	(158,383)	132,031	(26,352)
GSI	Siemens Financieringsmaatschappij NV bond, 5.625%, due 06/11/18	EUR	540	12/20/16	1.000	(381)	(16,340)	(16,721)
GSI	Solvay SA bond, 4.625%, due 06/27/18	EUR	305	06/20/17	1.000	(7,492)	6,067	(1,425)
GSI	ConAgra Foods, Inc. bond, 7.000%, due 10/01/28	USD	440	03/20/17	1.000	8,861	(10,014)	(1,153)
GSI	Cox Communication, Inc. bond, 6.800%, due 08/01/28	USD	495	06/20/17	1.000	11,762	(12,314)	(552)
JPMCB	Michelin Luxembourg SCS bond, 8.625%, due 04/24/14	EUR	1,125	09/20/16	1.000	(63,077)	22,701	(40,376)
JPMCB	Volkswagen International Finance NV bond, 5.375%, due 05/22/18	EUR	540	12/20/16	1.000	(20,242)	(2,394)	(22,636)
JPMCB	Santander International Debt SAU bond, 0.000%, 08/09/13	EUR	550	12/20/16	3.000	(24,647)	16,639	(8,008)
JPMCB	Intesa Sanpaolo SpA bond, 4.750%, 06/15/17	EUR	780	03/20/17	3.000	(18,347)	20,074	1,727
JPMCB	Metro AG bond, 7.625%, due 03/05/15	EUR	385	06/20/17	1.000	(16,294)	12,960	(3,334)
JPMCB	Carrefour SA bond, 4.375%, due 11/02/16	EUR	360	06/20/17	1.000	(16,212)	13,570	(2,642)
JPMCB	Computer Sciences Corp. bond, 6.500%, due 03/15/18	USD	1,265	03/20/14	1.000	10,811	15,564	26,375

						$(334,920)	$165,873	$(169,047)

Credit default swaps on corporate and sovereign issues — sell protection9

						Upfront
		Notional			Payments	payments		Unrealized
		amount		Termination	received by the	(made)/		appreciation/	Credit
Counterparty	Referenced Obligation[7]	(000)		date	Fund[8]	received	Value	(depreciation)	spread[10]

BB	Deutsche Telekom International Finance BV
	bond, 6.000%, due 01/20/17	EUR	540	12/20/16	1.000%	$4,072	$6,207	$10,279	0.817%
BB	RWE AG bond, 5.750%, due 02/14/33	EUR	740	06/20/17	1.000	3,395	5,678	9,073	0.890
BB	Procter & Gamble Co. bond, 4.950% due 08/15/14	USD	560	03/20/17	1.000	(12,099)	13,403	1,304	0.513
BB	Pfizer, Inc. bond, 4.650% due 03/01/18	USD	510	03/20/17	1.000	(4,087)	9,904	5,817	0.605
DB	BP Capital Markets America, Inc. bond,
	4.200%, due 06/15/18	EUR	540	12/20/16	1.000	6,092	4,443	10,535	0.871
DB	Electricite De France bond,
	5.625% due 02/21/33	EUR	540	12/20/16	1.000	8,435	(889)	7,546	1.034
DB	MetLife, Inc. bond, 5.000% due 06/15/15	USD	800	06/20/16	1.000	22,130	(30,332)	(8,202)	1.959
DB	Pfizer, Inc. bond, 4.650% due 03/01/18	USD	490	03/20/17	1.000	(3,693)	9,516	5,823	0.605
GSI	France Telecom SA bond,
	5.625%, due 05/22/18	EUR	540	12/20/16	1.000	7,098	1,235	8,333	0.969
GSI	Procter & Gamble Co. bond, 4.950% due 08/15/14	USD	440	03/20/17	1.000	(9,937)	10,531	594	0.513
GSI	Xerox Corp. bond, 6.350%, due 05/15/18	USD	495	06/20/17	1.000	27,869	(27,064)	805	2.140
JPMCB	Computer Sciences Corp. bond, 6.500%, due 03/15/18	USD	850	03/20/16	1.000	13,871	(40,193)	(26,322)	2.276
JPMCB	Republic of Italy bond, 6.875% due 09/27/23	USD	1,150	03/20/17	1.000	149,079	(140,045)	9,034	3.856
JPMCB	Xerox Corp. bond, 6.350%, due 05/15/18	USD	495	06/20/17	1.000	27,428	(27,064)	364	2.140

						$239,653	$(204,670)	$34,983

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$185,270,013	$—	$185,270,013
US government obligation	—	1,792,406	—	1,792,406
Non-US government obligation	—	693,524	—	693,524
Supranational bond	—	443,408	—	443,408
Short-term investment	—	2,908,496	—	2,908,496
Forward foreign currency contracts	—	19,699	—	19,699
Futures contracts	268,450	—	—	268,450
Swap agreements	—	(172,535)	—	(172,535)

Total	$268,450	$190,955,011	$—	$191,223,461

Portfolio footnotes
[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the value of these securities amounted to $21,159,601 or 10.70% of net assets.
[2]	Variable or floating rate security — The interest rate shown is the current rate as of March 31, 2012 and changes periodically.
[3]	Perpetual bond security. The maturity date reflects the next call date.
[4]	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2012, the value of these securities amounted to $2,938,692 or 1.49% of net assets.
[5]	The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	12/31/11	03/31/12	03/31/12	03/31/12	03/31/12

UBS Cash Management Prime Relationship Fund	$5,244,474	$19,495,026	$21,831,004	$2,908,496	$1,524

[6]	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
[7]	Payments from/to the counterparty will be received/made upon the occurrence of a failure to pay, obligation acceleration, repudiation, bankruptcy and/or restructuring event with respect to the referenced index/obligation.
[8]	Payments made or received are based on the notional amount.
[9]	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
[10]	Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

UBS High Yield Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of
March 31, 2012

Bonds
Corporate bonds
Aerospace	0.56%
Air transportation	0.21
Automotive & auto parts distributors	3.85
Banks & thrifts	3.47
Broadcasting	0.90
Building materials	0.72
Cable TV	3.46
Capital goods	0.61
Chemicals	4.36
Containers	2.69
Diversified financial services	3.00
Diversified media	1.52
Electric utilities	3.85
Energy	13.15
Entertainment/film	0.47
Food & drug retail	0.92
Food/beverage/tobacco	1.39
Gaming	4.96
Healthcare	5.11
Homebuilders/real estate	1.53
Hotel	0.75
Insurance	1.40
Leisure	0.82
Machinery	0.79
Metals/mining	2.95
Paper	1.61
Publishing/printing	0.59
Restaurants	0.43
Services	3.27
Steels	1.83
Super retail index	4.17
Technology	4.49
Telecommunications	7.00
Textile/apparel	0.20
Transportation excluding air/rail	0.98

Total corporate bonds	88.01%
Asset-backed security	0.10
Commercial mortgage-backed securities	0.59
US government obligation	1.02

Total bonds	89.72%
Common stocks	0.00 [1]
Warrants	0.00 [1]
Short-term investment	8.27

Total investments	97.99%
Cash and other assets, less liabilities	2.01

Net assets	100.00%

1 Amount represents less than 0.005%.

UBS High Yield Relationship Fund — Portfolio of investments
 March 31, 2012 (unaudited)

	Face
Security description	amount	Value

Bonds — 89.72%
Corporate bonds — 88.01%
Australia — 0.88%
FMG Resources August 2006 Pty Ltd.,
7.000%, due 11/01/15[1]	$1,275,000	$1,300,500
Mirabela Nickel Ltd.,
8.750%, due 04/15/18[1]	1,250,000	1,075,000

Total Australia corporate bonds		2,375,500

Austria — 0.31%
PE Paper Escrow GmbH,
12.000%, due 08/01/14[1]	775,000	840,875

Brazil — 0.52%
OGX Petroleo e Gas Participacoes SA,
8.500%, due 06/01/18[1]	1,350,000	1,402,650

Canada — 2.65%
Bombardier, Inc.,
7.500%, due 03/15/18[1]	340,000	374,000
7.750%, due 03/15/20[1]	460,000	512,900
CHC Helicopter SA,
9.250%, due 10/15/20[1]	950,000	942,875
Connacher Oil and Gas Ltd.,
8.500%, due 08/01/19[1]	860,000	860,000
Nova Chemicals Corp.,
8.625%, due 11/01/19	2,025,000	2,308,500
Novelis, Inc.,
8.375%, due 12/15/17	675,000	732,375
Reliance Intermediate Holdings LP,
9.500%, due 12/15/19[1]	700,000	773,500
Videotron Ltee,
5.000%, due 07/15/22[1]	680,000	673,200

Total Canada corporate bonds		7,177,350

Cayman Islands — 0.62%
Sable International Finance Ltd.,
7.750%, due 02/15/17[1]	450,000	470,250
Seagate HDD Cayman,
7.750%, due 12/15/18	1,105,000	1,209,975

Total Cayman Islands corporate bonds		1,680,225

France — 0.32%
Cie Generale de Geophysique-Veritas,
7.750%, due 05/15/17	580,000	603,200
CMA CGM SA,
8.500%, due 04/15/17[1]	425,000	267,219

Total France corporate bonds		870,419

Ireland — 0.73%
Ardagh Packaging Finance PLC,
7.375%, due 10/15/17[1]	720,000	772,200
Nara Cable Funding Ltd.,
8.875%, due 12/01/18[1]	600,000	570,000
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC,
9.125%, due 04/30/18[1]	575,000	628,188

Total Ireland corporate bonds		1,970,388

Italy — 0.33%
Wind Acquisition Finance SA,
11.750%, due 07/15/17[1]	895,000	881,575

Luxembourg — 2.03%
APERAM,
7.750%, due 04/01/18[1]	470,000	453,550
ConvaTec Healthcare E SA,
10.500%, due 12/15/18[1]	950,000	976,125
Expro Finance Luxembourg SCA,
8.500%, due 12/15/16[1]	690,000	664,125
Intelsat Jackson Holdings SA,
7.250%, due 10/15/20	910,000	956,637
11.250%, due 06/15/16	700,000	736,750
Intelsat Luxembourg SA,
11.250%, due 02/04/17	1,640,000	1,705,600

Total Luxembourg corporate bonds		5,492,787

Netherlands — 0.16%
LyondellBasell Industries NV,
6.000%, due 11/15/21[1]	425,000	446,250

Norway — 0.29%
Eksportfinans ASA,
3.000%, due 11/17/14	815,000	772,174

Russia — 0.19%
Evraz Group SA,
9.500%, due 04/24/18[1]	465,000	511,956

South Africa — 0.22%
Edcon Proprietary Ltd.,
9.500%, due 03/01/18[1]	655,000	592,775

United Kingdom — 1.40%
Hanson Ltd.,
6.125%, due 08/15/16	775,000	831,187
HBOS Capital Funding LP,
6.071%, due 06/30/14[1,2,3]	1,075,000	760,563
Ineos Finance PLC,
9.000%, due 05/15/15[1]	250,000	265,312
Ineos Group Holdings PLC,
8.500%, due 02/15/16[1]	244,000	230,580
Vedanta Resources PLC,
9.500%, due 07/18/18[1]	375,000	378,750
Virgin Media Finance PLC,
5.250%, due 02/15/22	500,000	495,625
8.375%, due 10/15/19	500,000	560,000
9.500%, due 08/15/16	238,000	268,345

Total United Kingdom corporate bonds		3,790,362

United States — 77.36%
AES Corp.,
8.000%, due 10/15/17	235,000	264,669
8.000%, due 06/01/20	1,815,000	2,082,713
AK Steel Corp.,
7.625%, due 05/15/20	660,000	636,900
Ally Financial, Inc.,
5.500%, due 02/15/17	1,350,000	1,351,605
6.750%, due 12/01/14	500,000	523,750
8.000%, due 11/01/31	830,000	915,075
8.300%, due 02/12/15	1,200,000	1,306,500
Alta Mesa Holdings,
9.625%, due 10/15/18	875,000	881,563
AMC Entertainment, Inc.,
8.750%, due 06/01/19	870,000	911,325
9.750%, due 12/01/20	175,000	164,938
American General Institutional Capital A,
7.570%, due 12/01/45[1]	610,000	610,000
American International Group, Inc.,
6.250%, due 03/15/37	550,000	495,000
AmeriGas Finance LLC,
6.750%, due 05/20/20	600,000	609,000
AMGH Merger Sub, Inc.,
9.250%, due 11/01/18[1]	445,000	462,800
ARAMARK Corp.,
8.500%, due 02/01/15	1,290,000	1,322,263
Arch Coal, Inc.,
8.750%, due 08/01/16	600,000	630,000
Ashland, Inc.,
9.125%, due 06/01/17	645,000	715,144
Atlas Pipeline Partners LP,
8.750%, due 06/15/18	475,000	505,875
Atwood Oceanics, Inc.,
6.500%, due 02/01/20	135,000	141,750
Avis Budget Car Rental LLC,
9.625%, due 03/15/18	380,000	412,300
BankAmerica Capital II,
8.000%, due 12/15/26	185,000	186,850
BE Aerospace, Inc.,
6.875%, due 10/01/20	575,000	629,625
Belden, Inc.,
9.250%, due 06/15/19	425,000	467,500
Berry Petroleum Co.,
6.750%, due 11/01/20	650,000	687,375
Berry Plastics Corp.,
8.250%, due 11/15/15	550,000	587,125
Boise Paper Holdings LLC,
9.000%, due 11/01/17	280,000	308,700
Boyd Gaming Corp.,
9.125%, due 12/01/18	670,000	697,638

BreitBurn Energy Partners LP,
7.875%, due 04/15/22[1]	675,000	688,500
Brocade Communications Systems, Inc.,
6.875%, due 01/15/20	300,000	330,750
Burlington Coat Factory Warehouse Corp.,
10.000%, due 02/15/19	625,000	650,000
Cablevision Systems Corp.,
8.625%, due 09/15/17	1,725,000	1,878,094
Caesars Entertainment Operating Co., Inc.,
5.625%, due 06/01/15	1,365,000	1,044,225
10.000%, due 12/15/15	750,000	690,000
10.000%, due 12/15/18	405,000	312,862
11.250%, due 06/01/17	1,045,000	1,139,050
Calpine Construction Finance Co. LP,
8.000%, due 06/01/16[1]	1,235,000	1,343,062
Calpine Corp.,
7.875%, due 07/31/20[1]	2,335,000	2,539,312
Capella Healthcare, Inc.,
9.250%, due 07/01/17	240,000	246,000
Case New Holland, Inc.,
7.875%, due 12/01/17	905,000	1,052,062
CB Richard Ellis Services, Inc.,
11.625%, due 06/15/17	215,000	244,025
CDW Finance Corp.,
12.535%, due 10/12/17	1,050,000	1,140,562
Celanese US Holdings LLC,
5.875%, due 06/15/21	1,190,000	1,255,450
6.625%, due 10/15/18	315,000	335,475
Cengage Learning Acquisitions, Inc.,
10.500%, due 01/15/15[1]	535,000	402,588
Ceridian Corp.,
11.250%, due 11/15/15	710,000	640,775
CF Industries, Inc.,
6.875%, due 05/01/18	350,000	403,812
7.125%, due 05/01/20	2,560,000	3,049,600
Chesapeake Energy Corp.,
9.500%, due 02/15/15	1,540,000	1,763,300
Chesapeake Oilfield Operating LLC,
6.625%, due 11/15/19[1]	1,230,000	1,220,775
Chrysler Group LLC,
8.000%, due 06/15/19	690,000	693,450
CIT Group, Inc.,
4.750%, due 02/15/15[1]	2,075,000	2,093,314
5.500%, due 02/15/19[1]	1,655,000	1,688,100
Claire’s Stores, Inc.,
10.500%, due 06/01/17	450,000	355,500
Clear Channel Communications, Inc.,
10.750%, due 08/01/16	1,205,000	909,775
Clearwater Paper Corp.,
7.125%, due 11/01/18	410,000	434,600
Clearwire Communications LLC,
12.000%, due 12/01/15[1]	490,000	482,650
Community Health Systems, Inc.,
8.000%, due 11/15/19[1]	435,000	449,137
8.875%, due 07/15/15	211,000	218,649
Comstock Resources, Inc.,
8.375%, due 10/15/17	90,000	87,525
Consol Energy, Inc.,
8.000%, due 04/01/17	505,000	526,462
Constellation Brands, Inc.,
8.375%, due 12/15/14	655,000	739,331
Cricket Communications, Inc.,
7.750%, due 05/15/16	225,000	237,375
10.000%, due 07/15/15	750,000	789,375
Crosstex Energy LP,
8.875%, due 02/15/18	960,000	1,020,000
CSC Holdings LLC,
8.625%, due 02/15/19	550,000	632,500
DDR Corp.,
9.625%, due 03/15/16	895,000	1,083,589
Delta Air Lines, Inc.,
12.250%, due 03/15/15[1]	520,000	560,300
Denbury Resources, Inc.,
8.250%, due 02/15/20	500,000	558,750
9.750%, due 03/01/16	1,105,000	1,212,737
Diamond Resorts Corp.,
12.000%, due 08/15/18	1,550,000	1,658,500
DISH DBS Corp.,
6.625%, due 10/01/14	765,000	833,850
7.750%, due 05/31/15	300,000	340,875
7.875%, due 09/01/19	2,710,000	3,116,500
Dolphin Subsidiary II, Inc.,
7.250%, due 10/15/21[1]	1,195,000	1,326,450
Domtar Corp.,
10.750%, due 06/01/17	537,000	694,072
DuPont Fabros Technology LP, REIT,
8.500%, due 12/15/17	1,520,000	1,672,000
E*Trade Financial Corp.,
12.500%, due 11/30/17	727,000	846,046

El Paso Corp.,
7.750%, due 01/15/32	2,285,000	2,602,028
Encore Acquisition Co.,
9.500%, due 05/01/16	315,000	346,500
Energy Transfer Partners LP,
6.050%, due 06/01/41	595,000	600,411
7.500%, due 07/01/38	850,000	965,274
Entravision Communications Corp.,
8.750%, due 08/01/17	750,000	794,062
Epicor Software Corp.,
8.625%, due 05/01/19	150,000	153,375
Equinix, Inc.,
8.125%, due 03/01/18	1,350,000	1,485,000
ExamWorks Group, Inc.,
9.000%, due 07/15/19[1]	1,345,000	1,338,275
Felcor Lodging LP,
6.750%, due 06/01/19	550,000	555,500
Ferrellgas Partners-LP,
9.125%, due 10/01/17	500,000	522,500
FireKeepers Development Authority,
13.875%, due 05/01/15[1]	1,315,000	1,462,937
First Data Corp.,
9.875%, due 09/24/15	1,230,000	1,236,150
11.250%, due 03/31/16	1,395,000	1,262,475
Ford Motor Co.,
7.450%, due 07/16/31	1,415,000	1,729,837
Ford Motor Credit Co. LLC,
5.750%, due 02/01/21	1,300,000	1,402,648
12.000%, due 05/15/15	3,265,000	4,032,275
Forest Oil Corp.,
7.250%, due 06/15/19	1,115,000	1,089,912
8.500%, due 02/15/14	560,000	599,200
Freescale Semiconductor, Inc.,
9.250%, due 04/15/18[1]	405,000	443,475
10.125%, due 03/15/18[1]	442,000	492,830
10.750%, due 08/01/20	207,000	232,357
Fresenius Medical Care US Finance II, Inc.,
5.625%, due 07/31/19[1]	400,000	412,000
Frontier Communications Corp.,
7.875%, due 04/15/15	1,000,000	1,075,000
8.250%, due 04/15/17	810,000	870,750
9.000%, due 08/15/31	1,230,000	1,193,100
FTI Consulting, Inc.,
6.750%, due 10/01/20	675,000	723,094
Gannett Co., Inc.,
9.375%, due 11/15/17	485,000	546,837
GenOn Energy, Inc.,
9.500%, due 10/15/18	1,410,000	1,297,200
Geo Group, Inc.,
7.750%, due 10/15/17	400,000	432,500
Georgia Gulf Corp.,
9.000%, due 01/15/17[1]	925,000	1,026,750
Georgia-Pacific LLC,
8.250%, due 05/01/16[1]	1,225,000	1,351,111
Glen Meadow Pass-Through Trust,
6.505%, due 02/12/67[1,2]	660,000	506,550
Goodyear Tire & Rubber Co.,
7.000%, due 05/15/22	350,000	340,375
Graphic Packaging International, Inc.,
7.875%, due 10/01/18	395,000	437,462
Grifols, Inc.,
8.250%, due 02/01/18	525,000	568,312
HCA, Inc.,
5.875%, due 03/15/22	300,000	300,375
6.250%, due 02/15/13	775,000	795,344
7.500%, due 02/15/22	1,225,000	1,304,625
7.875%, due 02/15/20	600,000	659,250
8.500%, due 04/15/19	850,000	944,562
Helix Energy Solutions Group, Inc.,
9.500%, due 01/15/16[1]	821,000	859,997
Hexion US Finance Corp.,
8.875%, due 02/01/18	490,000	507,150
Hilcorp Finance Co.,
7.625%, due 04/15/21[1]	395,000	426,600
8.000%, due 02/15/20[1]	370,000	399,600
Hilton Worldwide, Inc.,
5.003%, due 11/15/13[1,2]	500,000	496,137
Host Hotels & Resorts LP,
6.000%, due 10/01/21[1]	100,000	106,750
9.000%, due 05/15/17	780,000	862,875
Hughes Satellite Systems Corp.,
6.500%, due 06/15/19	155,000	161,975
7.625%, due 06/15/21	155,000	166,237
Icahn Enterprises LP,
8.000%, due 01/15/18[1]	300,000	312,000
8.000%, due 01/15/18	400,000	416,000
ILFC E-Capital Trust I,
5.030%, due 12/21/65[1,2]	460,000	305,974
Inergy LP,
7.000%, due 10/01/18	550,000	536,250
Ingles Markets, Inc.,
8.875%, due 05/15/17	715,000	773,988
Interactive Data Corp.,
10.250%, due 08/01/18	115,000	130,812
International Lease Finance Corp.,
7.125%, due 09/01/18[1]	1,550,000	1,689,500
8.625%, due 09/15/15	2,255,000	2,480,500

Iron Mountain, Inc.,
8.000%, due 06/15/20	750,000	791,250
8.375%, due 08/15/21	1,340,000	1,457,250
Jabil Circuit, Inc.,
8.250%, due 03/15/18	425,000	494,062
Jacobs Entertainment, Inc.,
9.750%, due 06/15/14	275,000	269,500
JC Penney Corp., Inc.,
7.125%, due 11/15/23	1,075,000	1,124,719
Kemet Corp.,
10.500%, due 05/01/18	375,000	405,000
Key Energy Services, Inc.,
6.750%, due 03/01/21[1]	200,000	204,500
6.750%, due 03/01/21	625,000	642,187
Landry’s Restaurants, Inc.,
11.625%, due 12/01/15	1,045,000	1,163,869
Level 3 Communications, Inc.,
11.875%, due 02/01/19	230,000	262,200
Level 3 Financing, Inc.,
10.000%, due 02/01/18	835,000	914,325
Liberty Mutual Group, Inc.,
7.800%, due 03/15/37[1]	315,000	307,125
10.750%, due 06/15/58[1,2]	650,000	869,375
Limited Brands, Inc.,
5.625%, due 02/15/22	300,000	302,625
7.600%, due 07/15/37	425,000	428,187
8.500%, due 06/15/19	185,000	218,762
Lincoln National Corp.,
7.000%, due 05/17/66[2]	375,000	362,812
Linn Energy LLC,
6.500%, due 05/15/19[1]	250,000	245,000
7.750%, due 02/01/21	870,000	902,625
8.625%, due 04/15/20	675,000	727,313
Lyondell Chemical Co.,
11.000%, due 05/01/18	860,946	951,345
Manitowoc Co., Inc.,
8.500%, due 11/01/20	990,000	1,089,000
Marina District Finance Co., Inc.,
9.500%, due 10/15/15	910,000	830,375
MarkWest Energy Partners LP,
6.750%, due 11/01/20	300,000	324,000
Marquette Transportation Finance Corp.,
10.875%, due 01/15/17	450,000	474,188
Masco Corp.,
7.125%, due 03/15/20	225,000	240,541
McClatchy Co.,
11.500%, due 02/15/17	615,000	653,438
McJunkin Red Man Corp.,
9.500%, due 12/15/16	1,135,000	1,237,150
MedAssets, Inc.,
8.000%, due 11/15/18	930,000	976,500
Mercer International, Inc.,
9.500%, due 12/01/17	700,000	724,500
Meritage Homes Corp.,
6.250%, due 03/15/15	275,000	278,300
Meritor, Inc.,
10.625%, due 03/15/18	650,000	698,750
MGM Resorts International,
10.000%, due 11/01/16	2,815,000	3,152,800
11.125%, due 11/15/17	510,000	576,938
Michael Foods, Inc.,
9.750%, due 07/15/18	680,000	747,150
Michaels Stores, Inc.,
7.750%, due 11/01/18	675,000	718,875
11.375%, due 11/01/16	500,000	531,280
Momentive Performance Materials, Inc.,
9.000%, due 01/15/21	415,000	363,125
Multiplan, Inc.,
9.875%, due 09/01/18[1]	1,600,000	1,728,000
Murray Energy Corp.,
10.250%, due 10/15/15[1]	2,220,000	2,158,950
Mylan, Inc.,
7.625%, due 07/15/17[1]	850,000	935,000
Navios Maritime Acquisition Corp.,
8.625%, due 11/01/17	1,340,000	1,206,000
Navios Maritime Holdings, Inc.,
8.875%, due 11/01/17	650,000	666,250
Navistar International Corp.,
8.250%, due 11/01/21	605,000	659,450
NB Capital Trust II,
7.830%, due 12/15/26	380,000	380,000
Nexstar Broadcasting, Inc.,
8.875%, due 04/15/17	505,000	541,613
Nextel Communications, Inc.,
Series D, 7.375%, due 08/01/15	1,470,000	1,418,550
Nielsen Finance LLC,
7.750%, due 10/15/18	450,000	496,125
11.500%, due 05/01/16	500,000	576,250
Niska Gas Storage US LLC,
8.875%, due 03/15/18	1,730,000	1,626,200
NRG Energy, Inc.,
7.625%, due 05/15/19	250,000	241,250
8.500%, due 06/15/19	955,000	962,163

Owens-Brockway Glass Container, Inc.,
7.375%, due 05/15/16	1,665,000	1,873,125
Pactiv LLC,
8.125%, due 06/15/17	150,000	138,000
PAETEC Holding Corp.,
9.875%, due 12/01/18	1,390,000	1,570,700
Patriot Coal Corp.,
8.250%, due 04/30/18	525,000	400,313
Peabody Energy Corp.,
7.375%, due 11/01/16	725,000	795,688
Petco Animal Supplies, Inc.,
9.250%, due 12/01/18[1]	1,140,000	1,251,150
Pinnacle Foods Finance LLC,
10.625%, due 04/01/17	610,000	643,550
Plains Exploration & Production Co.,
7.625%, due 06/01/18	528,000	561,000
Post Holdings, Inc.,
7.375%, due 02/15/22[1]	50,000	52,375
Production Resource Group, Inc.,
8.875%, due 05/01/19[1]	225,000	190,688
Prospect Medical Holdings, Inc.,
12.750%, due 07/15/14	650,000	702,813
QEP Resources, Inc.,
6.875%, due 03/01/21	450,000	497,250
Quicksilver Resources, Inc.,
7.125%, due 04/01/16	775,000	713,000
9.125%, due 08/15/19	350,000	341,250
11.750%, due 01/01/16	620,000	655,650
Quiksilver, Inc.,
6.875%, due 04/15/15	540,000	542,700
QVC, Inc.,
7.375%, due 10/15/20[1]	300,000	330,000
7.500%, due 10/01/19[1]	1,730,000	1,898,675
Range Resources Corp.,
5.750%, due 06/01/21	150,000	157,500
Regions Financial Corp.,
5.750%, due 06/15/15	200,000	209,500
7.750%, due 11/10/14	650,000	712,563
Reynolds Group Issuer, Inc.,
7.875%, due 08/15/19[1]	375,000	403,125
8.750%, due 10/15/16[1]	680,000	719,100
9.875%, due 08/15/19[1]	1,650,000	1,687,125
Rite Aid Corp.,
10.375%, due 07/15/16	875,000	931,875
Roofing Supply Group LLC,
8.625%, due 12/01/17[1]	828,000	877,680
Royal Caribbean Cruises Ltd.,
7.500%, due 10/15/27	555,000	557,775
Ryerson, Inc.,
12.000%, due 11/01/15	1,169,000	1,198,225
SandRidge Energy, Inc.,
8.750%, due 01/15/20	750,000	776,250
9.875%, due 05/15/16	625,000	678,125
Sanmina-SCI Corp.,
7.000%, due 05/15/19[1]	1,175,000	1,198,500
Sealed Air Corp.,
8.375%, due 09/15/21[1]	580,000	651,775
ServiceMaster Co.,
8.000%, due 02/15/20[1]	100,000	106,500
SESI LLC,
7.125%, due 12/15/21[1]	575,000	621,000
Severstal Columbus LLC,
10.250%, due 02/15/18[1]	650,000	695,500
Shingle Springs Tribal Gaming Authority,
9.375%, due 06/15/15[1]	1,205,000	870,613
Sinclair Television Group, Inc.,
9.250%, due 11/01/17[1]	375,000	417,188
Sprint Nextel Corp.,
6.000%, due 12/01/16	795,000	709,538
8.375%, due 08/15/17	1,225,000	1,182,125
9.000%, due 11/15/18[1]	425,000	466,438
9.125%, due 03/01/17[1]	475,000	472,625
11.500%, due 11/15/21[1]	125,000	134,375
SPX Corp.,
7.625%, due 12/15/14	1,070,000	1,187,700
SquareTwo Financial Corp.,
11.625%, due 04/01/17	1,170,000	1,158,300
Standard Pacific Corp.,
10.750%, due 09/15/16	750,000	862,500
SunGard Data Systems, Inc.,
10.250%, due 08/15/15	1,000,000	1,038,750
10.625%, due 05/15/15	300,000	315,939
SUPERVALU, Inc.,
8.000%, due 05/01/16	745,000	780,388
Susser Holdings LLC,
8.500%, due 05/15/16	250,000	274,375
Swift Energy Co.,
7.875%, due 03/01/22[1]	250,000	257,500

Tenet Healthcare Corp.,
6.875%, due 11/15/31	500,000	427,500
8.000%, due 08/01/20	475,000	489,250
8.875%, due 07/01/19	215,000	240,800
Tesoro Corp.,
9.750%, due 06/01/19	625,000	712,500
Texas Competitive Electric Holdings Co. LLC,
Series A, 10.250%, due 11/01/15	1,445,000	330,544
Tomkins LLC,
9.000%, due 10/01/18	748,000	828,410
Toys R Us Property Co. I LLC,
10.750%, due 07/15/17	1,150,000	1,259,250
Tropicana Entertainment LLC,
9.625%, due 12/15/14[4,5,6]	1,250,000	0
Tube City IMS Corp.,
9.750%, due 02/01/15	790,000	811,725
Tunica-Biloxi Gaming Authority,
9.000%, due 11/15/15[1]	695,000	695,000
Tyson Foods, Inc.,
10.500%, due 03/01/14	450,000	522,000
U.S. Foodservice,
8.500%, due 06/30/19[1]	425,000	430,313
Unisys Corp.,
12.750%, due 10/15/14[1]	500,000	557,500
United States Steel Corp.,
7.375%, due 04/01/20	600,000	612,000
Univision Communications, Inc.,
7.875%, due 11/01/20[1]	195,000	204,750
Viskase Cos., Inc.,
9.875%, due 01/15/18[1]	600,000	634,500
Warner Chilcott Co. LLC,
7.750%, due 09/15/18	615,000	641,138
West Corp.,
7.875%, due 01/15/19	770,000	820,050
11.000%, due 10/15/16	690,000	733,125
Whiting Petroleum Corp.,
6.500%, due 10/01/18	795,000	846,675
WMG Acquisition Corp.,
9.500%, due 06/15/16	2,085,000	2,272,650
XL Group PLC,
Series E, 6.500%, due 04/15/17[2,3]	765,000	644,513
XM Satellite Radio, Inc.,
13.000%, due 08/01/13[1]	300,000	339,375
Yankee Finance, Inc.,
10.250%, due 02/15/16[7]	1,300,000	1,324,375
Yonkers Racing Corp.,
11.375%, due 07/15/16[1]	1,504,000	1,613,040
Zions Bancorp.,
5.500%, due 11/16/15	580,000	582,547

Total United States corporate bonds		209,202,908

Total corporate bonds (cost $231,859,884)		238,008,194

Asset-backed security — 0.10%
United States — 0.10%
Ameriquest Mortgage Securities, Inc.,
Series 2005-R6, Class A2,
0.442%, due 08/25/35[2]
(cost $212,574)	269,711	258,677

Commercial mortgage-backed securities — 0.59%
United States — 0.59%
CW Capital Cobalt Ltd.,
Series 2007-C3, Class AJ,
5.815%, due 05/15/46[2]	800,000	416,267
GE Capital Commercial Mortgage Corp.,
Series 2007-C1, Class AM,
5.606%, due 12/10/49[2]	500,000	447,131
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2007-LD11, Class AM,
5.816%, due 06/15/49[2]	500,000	455,658
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C33, Class AM,
5.899%, due 02/15/51[2]	300,000	282,101

Total commercial mortgage-backed securities (cost $1,781,766)		1,601,157

US government obligation — 1.02%
US Treasury Bonds,
3.125%, due 11/15/41
(cost $2,837,936)	2,880,000	2,762,551

Total bonds
(cost $236,692,160)		242,630,579

	Shares

Common stocks – 0.00%[8]
United States – 0.00%[8]
Pliant Corp.*4,6,9	5	0
Xanadoo Co., Class A*4	23	2,760

Total common stocks
(cost $86,272)		2,760

	Number of
	warrants

Warrants — 0.00%[8]
CMP Susquehanna Radio Holdings
Corp., strike @ $0.01, expires 03/26/19*4,6
(cost $162)	15,990	160

	Shares

Short-term investment — 8.27%
Investment company — 8.27%
UBS Cash Management Prime Relationship Fund[10]
(cost $22,362,908)	22,362,908	22,362,908

Total investments — 97.99%
(cost $259,141,502)		264,996,407
Cash and other assets, less liabilities — 2.01%		5,444,308

Net assets — 100.00%		$270,440,715

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$11,037,441
Gross unrealized depreciation	(5,182,536)

Net unrealized appreciation of investments	$5,854,905

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to end of this report.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$238,008,194	$0	$238,008,194
Asset-backed security	—	258,677	—	258,677
Commercial mortgage-backed securities	—	1,601,157	—	1,601,157
US government obligation	—	2,762,551	—	2,762,551
Common stocks	2,760	—	0	2,760
Warrants	—	—	160	160
Short-term investments	—	22,362,908	—	22,362,908

Total	$2,760	$264,993,487	$160	$264,996,407

Level 3 rollforward disclosure
The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Corporate bonds	Common stock	Warrants	Total

Assets
Beginning balance	$0	$0	$160	$160
Purchases	—	—	—	—
Issuances	—	—	—	—
Sales	—	—	—	—
Settlements	—	—	—	—
Accrued discounts (premiums)	—	—	—	—
Total realized gain (loss)	—	—	—	—
Change in net unrealized appreciation/depreciation	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—

Ending balance	$0	$0	$160	$160

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at March 31, 2012 was $0.

Portfolio footnotes
*	Non-income producing security.
[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the value of these securities amounted to $67,346,752 or 24.90% of net assets.
[2]	Variable or floating rate security — The interest rate shown is the current rate as of March 31, 2012 and changes periodically.
[3]	Perpetual bond security. The maturity date reflects the next call date.
[4]	Holding is illiquid. At March 31, 2012, the value of these securities amounted to $2,920 or 0.00% of net assets.
[5]	Security is in default.
[6]	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2012, the value of these securities amounted to $160 or 0.00% of net assets.
[7]	PIK - Payment-in kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.
[8]	Amount represents less than 0.005%.
[9]	This security, which represents 0.00% of net assets as of March 31, 2012, is considered restricted. (See restricted security table below for more information.)

Acquisition
			cost as a		Value as a
	Acquisition	Acquisition	percentage	Value	percentage
Restricted security	date	cost	of net assets	03/31/12	of net assets

Pliant Corp.	10/20/00	$0	0.00%	$0	0.00%

[10]	The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	12/31/11	03/31/12	03/31/12	03/31/12	03/31/12

UBS Cash Management Prime Relationship Fund	$1,390,795	$45,658,450	$24,686,337	$22,362,908	$4,054

UBS Opportunistic Emerging Markets Debt Relationship Fund

Industry diversification (unaudited)[1]
As a percentage of net assets as of March 31, 2012

Bonds
Corporate bonds
Diversified financial services	3.76%
Oil, gas & consumable fuels	13.96
Real estate management & development	2.40

Total corporate bonds	20.12%
Non-US government obligations	59.96
Structured note	6.95

Total bonds	87.03%
Short-term investment	12.37
Options purchased	0.33

Total investments	99.73%
Cash and other assets, less liabilities	0.27

Net assets	100.00%

[1]	Figures represent the industry breakdown of direct investments of UBS Opportunistic Emerging Markets Debt Relationship Fund. Figures would be different if a breakdown of derivatives exposure was included.

UBS Opportunistic Emerging Markets Debt Relationship Fund
 March 31, 2012 (unaudited)

	Face
Security description	amount		Value

Bonds — 87.03%
Corporate bonds — 20.12%
Kazakhstan — 4.10%
KazMunayGas National Co.,
8.375%, due 07/02/13[1]		$550,000	$585,063

Malaysia — 2.40%
Johor Corp.,
1.000%, due 07/31/12[2]	MYR	700,000	342,745

Russia — 3.76%
RSHB Capital SA for OJSC Russian
Agricultural Bank,
7.750%, due 05/29/18[1]		$150,000	169,500
VEB Finance Ltd.,
6.800%, due 11/22/25[1]		350,000	365,750

Total Russia corporate bonds			535,250

Ukraine — 4.05%
NAK Naftogaz Ukraine,
9.500%, due 09/30/14		600,000	576,750

United Arab Emirates — 3.63%
IPIC GMTN Ltd.,
3.750%, due 03/01/17[3]		200,000	203,300
6.875%, due 11/01/41[3]		300,000	313,950

Total United Arab Emirates corporate bonds			517,250

Venezuela — 2.18%
Petroleos de Venezuela SA,
8.500%, due 11/02/17[1]		350,000	310,975

Total corporate bonds (cost $2,694,682)			2,868,033

Non-US government obligations —59.96%
Argentina — 11.19%
Republic of Argentina,
4.383%, due 12/15/35[4]		947,755	121,786
Series VII, 7.000%, due 09/12/13		1,200,000	1,210,800
Series X, 7.000%, due 04/17/17		200,000	176,800
8.750%, due 06/02/17		88,658	86,220

			1,595,606

Belarus — 2.41%
Republic of Belarus,
8.750%, due 08/03/15		375,000	344,062

Brazil — 18.93%
Notas do Tesouro Nacional,
Series B,
6.000%, due 05/15/45[5]	BRL	1,500,000	2,009,867
Series F,
10.000%, due 01/01/21		1,300,000	687,849

			2,697,716

Chile — 8.26%
Bonos de la Tesoreria de la Republica,
3.000%, due 07/01/17[5]	CLP	563,482,750	1,177,113

China — 1.63%
China Government Bond,
1.400%, due 08/18/16[1]	CNY	1,000,000	154,414
2.480%, due 12/01/20		500,000	77,406

			231,820

Hungary — 0.81%
Hungarian Development Bank,
5.875%, due 05/31/16	EUR	100,000	116,032

Mexico — 5.62%
Mexican Udibonos,
4.000%, due 06/13/19[5]	MXN	1,350,000	564,030
4.010%, due 11/15/40[5]		600,000	237,079

			801,109

Russia — 0.75%
Federation of Russia,
5.000%, due 04/29/20[1]		$100,000	106,650

South Africa — 6.44%
Republic of South Africa,
5.500%, due 12/07/23[5]	ZAR	5,163,934	918,199

Venezuela — 3.92%
Republic of Venezuela,
8.250%, due 10/13/24[1]		$700,000	558,250

Total Non-US government obligations
(cost $7,784,239)			8,546,557

Structured notes — 6.95%
Belarus — 1.74%
VTB Capital PLC, 8.750%, due 08/03/15[3,6] (linked to Republic of Belarus Bonds, 8.750%, due 08/03/15)	BYR	2,000,000,000	247,831

India — 5.21%
Standard Chartered Bank,
8.130%, due 09/21/22 (linked to
Indian Government Bonds,
8.130%, due 09/21/22)		$713,982	743,255

Total Structured notes (cost $962,429)			991,086

Total bonds
(cost $11,441,350)			12,405,676

	Shares

Short-term investment — 12.37%
Investment company — 12.37%
UBS Cash Management Prime
Relationship Fund[7]
(cost $1,763,018)		1,763,018	1,763,018

	Face amount
	covered by
	contracts

Options purchased* — 0.33%
Call options — 0.15%
Foreign Exchange Option, Buy
EUR/INR,
strike @ INR 68.35,
expires April 2012	EUR	120,000	384
Foreign Exchange Option, Buy
EUR/INR,
strike @ INR 68.50,
expires April 2012		250,000	597
Foreign Exchange Option, Buy
EUR/KRW,
strike @ KRW 1,517.00,
expires April 2012		160,000	648
Foreign Exchange Option, Buy
EUR/KRW,
strike @ KRW 1,510.00,
expires April 2012		220,000	1,681
Foreign Exchange Option, Buy
USD/CZK,
strike @ CZK 18.80,
expires April 2012	$100,000	547
Foreign Exchange Option, Buy
USD/CZK,
strike @ CZK 20.30,
expires July 2012	790,000	6,630
Foreign Exchange Option, Buy
USD/ILS,
strike @ ILS 3.98,
expires April 2012	530,000	0
Foreign Exchange Option, Buy
USD/ILS,
strike @ ILS 3.87,
expires April 2012	500,000	4
Foreign Exchange Option, Buy
USD/ILS,
strike @ ILS 3.89,
expires April 2012	250,000	0
Foreign Exchange Option, Buy
USD/ILS,
strike @ ILS 3.95,
expires April 2012	250,000	0
Foreign Exchange Option, Buy
USD/SAR,
strike @ SAR 3.75,
expires July 2013	1,187,500	4,379
Foreign Exchange Option, Buy
USD/TRY,
strike @ TRY 1.87,
expires February 2013	120,000	6,650

		21,520

Put options — 0.18%
Foreign Exchange Option, Buy
EUR/BRL,
strike @ BRL 2.22,
expires May 2012	EUR	190,000	6
Foreign Exchange Option, Buy
EUR/BRL,
strike @ BRL 2.34,
expires June 2012		220,000	887
Foreign Exchange Option, Buy
EUR/BRL,
strike @ BRL 2.34,
expires June 2012		130,000	562
Foreign Exchange Option, Buy
EUR/BRL,
strike @ BRL 2.34,
expires June 2012		70,000	302
Foreign Exchange Option, Buy
EUR/KRW,
strike @ KRW 1,450.00,
expires April 2012		220,000	3
Foreign Exchange Option, Buy
EUR/MXN,
strike @ MXN 16.80,
expires June 2012		110,000	1,571
Foreign Exchange Option, Buy
EUR/MXN,
strike @ MXN 16.90,
expires June 2012		40,000	699
Foreign Exchange Option, Buy
EUR/PLN,
strike @ PLN 3.95,
expires May 2012		230,000	94
Foreign Exchange Option, Buy
EUR/PLN,
strike @ PLN 4.10,
expires May 2012		180,000	1,125
Foreign Exchange Option, Buy
EUR/PLN,
strike @ PLN 4.12,
expires May 2012		240,000	2,008
Foreign Exchange Option, Buy
EUR/PLN,
strike @ PLN 4.12,
expires May 2012		150,000	1,255
Foreign Exchange Option, Buy
USD/BRL,
strike @ BRL 1.68,
expires April 2012		$140,000	0
Foreign Exchange Option, Buy
USD/BRL,
strike @ BRL 1.67,
expires April 2012		140,000	0
Foreign Exchange Option, Buy
USD/BRL,
strike @ BRL 1.81,
expires June 2012		90,000	1,001
Foreign Exchange Option, Buy
USD/BRL,
strike @ BRL 1.81,
expires June 2012		190,000	2,114
Foreign Exchange Option, Buy
USD/CNY,
strike @ CNY 6.22,
expires January 2013		530,000	1,787
Foreign Exchange Option, Buy
USD/CNY,
strike @ CNY 6.29,
expires January 2013		530,000	3,608
Foreign Exchange Option, Buy
USD/MYR,
strike @ MYR 2.99,
expires April 2012		190,000	136
Foreign Exchange Option, Buy
USD/SAR,
strike @ SAR 3.75,
expires July 2013		1,187,500	3,679
Foreign Exchange Option, Buy
USD/TRY,
strike @ TRY 1.71,
expires April 2012		110,000	19
Foreign Exchange Option, Buy
USD/TRY,
strike @ TRY 1.73,
expires May 2012		150,000	263
Foreign Exchange Option, Buy
USD/TRY,
strike @ TRY 1.87,
expires February 2013		120,000	4,543

			25,662

Total options purchased
(cost $154,734)	47,182

Total investments — 99.73%
(cost $13,359,102)	14,215,876
Cash and other assets, less liabilities — 0.27%	38,776

Net assets — 100.00%	$14,254,652

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,083,959
Gross unrealized depreciation	(227,185)

Net unrealized appreciation of investments	$856,774

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to end of this report.

Forward foreign currency contracts

						Unrealized
		Contracts to			Maturity	appreciation/
Counterparty		deliver	In exchange for		date	(depreciation)

BB	BRL	466,000	USD	268,656	05/10/12	$15,479
BB	EUR	18,000	USD	24,057	04/10/12	50
BB	EUR	154,000	USD	203,621	04/10/12	(1,774)
BB	EUR	99,000	USD	130,982	04/17/12	(1,062)
BB	EUR	146,000	USD	196,406	05/10/12	1,652
BB	EUR	447,000	USD	586,933	05/10/12	(9,333)
BB	EUR	100,000	USD	131,624	05/14/12	(1,773)
BB	EUR	56,000	USD	73,556	06/08/12	(1,157)
BB	EUR	18,000	USD	23,688	06/12/12	(327)
BB	EUR	18,000	USD	23,706	06/21/12	(311)
BB	ILS	828,000	USD	221,636	04/20/12	(1,391)
BB	INR	2,497,000	USD	48,894	04/10/12	(34)
BB	INR	3,064,000	USD	60,895	04/10/12	857
BB	MYR	97,000	USD	31,689	05/02/12	92
BB	PLN	184,000	USD	59,064	05/14/12	145
BB	PLN	230,000	USD	73,096	05/14/12	(553)
BB	RUB	2,646,000	USD	88,792	06/22/12	(414)
BB	TRY	75,000	USD	41,667	05/15/12	(5)
BB	USD	52,483	BRL	93,000	04/17/12	(1,679)
BB	USD	453,022	BRL	791,000	05/10/12	(23,273)
BB	USD	73,711	BRL	133,000	06/08/12	(1,868)
BB	USD	64,653	BRL	118,000	06/12/12	(959)
BB	USD	317,572	CNY	1,988,000	01/25/13	(2,442)
BB	USD	131,493	CZK	2,455,000	04/20/12	588
BB	USD	73,132	EUR	55,000	04/10/12	224
BB	USD	569,419	EUR	434,500	05/10/12	10,173
BB	USD	120,891	EUR	90,000	05/10/12	(838)
BB	USD	132,418	EUR	100,000	05/14/12	978
BB	USD	179,904	INR	9,263,000	04/10/12	1,599
BB	USD	84,875	INR	4,297,000	04/10/12	(677)
BB	USD	58,218	KRW	65,528,000	04/17/12	(448)
BB	USD	72,765	KRW	82,940,000	04/17/12	355
BB	USD	23,030	MXN	297,000	06/21/12	10
BB	USD	31,376	MYR	97,000	05/02/12	220
BB	USD	95,037	MYR	290,500	05/02/12	(410)
BB	USD	132,123	PLN	420,000	05/14/12	2,366
BB	USD	88,718	RUB	2,646,000	06/22/12	488
BB	USD	75,014	TRY	136,000	04/06/12	1,234
BB	USD	56,143	TRY	102,000	05/15/12	531
CSI	BRL	384,000	USD	219,657	05/10/12	11,031
CSI	BRL	4,983,396	USD	2,759,508	06/22/12	74,447
CSI	CLP	586,090,000	USD	1,193,788	06/22/12	5,921
CSI	CNY	670,000	USD	106,143	01/10/13	(63)
CSI	CZK	4,690,000	USD	253,459	04/20/12	1,131
CSI	CZK	819,000	USD	44,013	04/20/12	(50)
CSI	EUR	110,000	USD	147,906	04/10/12	1,195
CSI	EUR	248,000	USD	328,525	04/10/12	(2,241)
CSI	EUR	68,000	USD	90,542	04/17/12	(155)
CSI	EUR	165,500	USD	217,308	05/10/12	(3,457)

CSI	EUR	190,000	USD	249,309	06/08/12	(4,182)
CSI	INR	1,698,000	USD	33,934	04/10/12	663
CSI	INR	6,237,000	USD	121,246	04/10/12	(965)
CSI	INR	3,530,000	USD	69,420	06/22/12	1,308
CSI	MYR	292,000	USD	94,805	05/02/12	(311)
CSI	MYR	94,500	USD	31,361	05/02/12	579
CSI	PLN	214,000	USD	67,603	05/14/12	(922)
CSI	TRY	136,000	USD	75,101	04/06/12	(1,147)
CSI	TRY	136,000	USD	75,200	05/15/12	(365)
CSI	USD	175,501	BRL	309,000	05/10/12	(7,623)
CSI	USD	248,391	BRL	447,600	06/08/12	(6,610)
CSI	USD	106,935	CNY	670,000	01/10/13	(729)
CSI	USD	44,982	CZK	837,000	04/20/12	50
CSI	USD	156,054	EUR	118,000	04/10/12	1,326
CSI	USD	158,833	EUR	121,000	05/10/12	2,572
CSI	USD	67,295	EUR	51,000	05/14/12	738
CSI	USD	194,931	INR	10,018,000	04/10/12	1,366
CSI	USD	283,268	INR	14,166,000	04/10/12	(5,693)
CSI	USD	89,877	KRW	102,398,000	04/17/12	398
CSI	USD	31,522	MYR	96,000	05/02/12	(251)
DB	BRL	311,000	USD	177,931	05/10/12	8,965
DB	BRL	580,600	USD	324,902	06/08/12	11,278
DB	BRL	86,000	USD	46,826	06/12/12	405
DB	CZK	835,000	USD	45,025	04/20/12	101
DB	EUR	26,000	USD	34,687	05/10/12	4
DB	INR	8,774,000	USD	170,950	04/10/12	(971)
DB	MXN	355,000	USD	27,752	06/21/12	212
DB	MXN	11,152,580	USD	862,635	06/22/12	(2,476)
DB	USD	35,062	BRL	61,000	05/10/12	(1,920)
DB	USD	170,496	EUR	128,000	04/10/12	222
DB	USD	183,333	EUR	139,000	05/10/12	2,083
DB	USD	323,502	EUR	246,000	06/08/12	4,701
DB	USD	46,375	EUR	35,000	06/12/12	322
DB	USD	27,734	EUR	21,000	06/21/12	286
DB	USD	229,812	ILS	856,750	04/20/12	958
DB	USD	136,504	MXN	1,751,000	04/09/12	276
DB	USD	29,777	MYR	90,000	06/22/12	(553)
DB	USD	251,220	RUB	7,465,000	06/22/12	450
DB	USD	59,976	TRY	109,000	05/15/12	587
DB	USD	243,125	TRY	441,660	06/22/12	322
DB	ZAR	5,576,900	USD	726,121	06/22/12	7,580
GSI	BRL	93,000	USD	52,159	04/17/12	1,356
GSI	BRL	212,000	USD	122,282	06/22/12	8,056
GSI	CNY	711,000	USD	112,234	01/10/13	(471)
GSI	INR	7,575,000	USD	149,468	04/10/12	1,040
GSI	MXN	1,751,000	USD	135,014	04/09/12	(1,766)
GSI	MXN	1,058,000	USD	82,930	06/21/12	853
GSI	PLN	502,000	USD	160,027	05/14/12	(720)
GSI	USD	410,206	BRL	737,000	06/22/12	(13,109)
GSI	USD	149,901	EUR	114,000	04/10/12	2,145
GSI	USD	160,168	EUR	121,000	05/14/12	1,242
GSI	USD	82,946	EUR	63,000	06/21/12	1,113
GSI	USD	58,234	MXN	750,000	06/22/12	(56)
JPMCB	USD	264,960	CNY	1,660,000	01/25/13	(1,823)
JPMCB	USD	90,984	CZK	1,694,000	04/20/12	155
MLI	EUR	35,000	USD	46,375	06/12/12	(322)
MLI	PLN	372,000	USD	119,451	05/14/12	332
MLI	USD	46,826	BRL	86,000	06/12/12	(404)
MLI	USD	119,383	EUR	90,000	05/14/12	674

Net unrealized appreciation on forward foreign currency contracts						$85,401

Options written

	Expiration	Premiums
	date	received	Value

Put options Foreign Exchange Option, Sell EUR/BRL, EUR 220,000 face amount
covered by contracts, strike @ BRL 2.31	June 2012	$1,019	$(508)
Foreign Exchange Option, Sell EUR/BRL, EUR 130,000 face amount
covered by contracts, strike @ BRL 2.30	June 2012	389	(273)
Foreign Exchange Option, Sell EUR/BRL, EUR 70,000 face amount
covered by contracts, strike @ BRL 2.30	June 2012	292	(147)
Foreign Exchange Option, Sell USD/MXN, USD 140,000 face amount
covered by contracts, strike @ MXN 12.60	June 2012	2,268	(1,588)
Foreign Exchange Option, Sell USD/MXN, USD 50,000 face amount
covered by contracts, strike @ MXN 12.60	June 2012	779	(572)

Total options written		$4,747	$(3,088)

Foreign exchange option activity for the period ended March 31, 2012 was as follows:

Foreign exchange options outstanding at December 31, 2011	$3,600
Foreign exchange options written	48,017
Foreign exchange options terminated in closing purchase transactions	(46,870)
Foreign exchange options expired prior to exercise	—

Foreign exchange options outstanding at March 31, 2012	$4,747

Currency swap agreement

								Upfront
		Pay		Receive				payments
		contracts		contracts	Termination	Pay	Receive	(made)/			Unrealized
Counterparty		(000)		(000)	date	rate[8]	rate[8]	received	Value		appreciation

BB	INR	37,150	USD	720	05/12/16	4.500%	6 month USD LIBOR	$—	$15,006	[2]	$15,006

Interest rate swaps agreements

						Upfront		Unrealized
	Notional amount		Termination	Payments made by	Payments received	payments		appreciation/
Counterparty	(000)		date	the Fund[8]	by the Fund[8]	(made)/received	Value	(depreciation)

CITI	KRW	1,100,000	08/26/16	3.410%	3 month CD KSDA	$—	$5,765	$5,765
GSI	TWD	32,500	08/26/16	1.280	3 month TWCPBA	—	(3,482)	(3,482)

						$—	$2,283	$2,283

Credit default swaps on sovereign issues — buy protection9

		Notional			Payments	Upfront
		amount		Termination	made by the	payments		Unrealized
Counterparty	Referenced obligation[10]	(000)		date	Fund[8]	made	Value	depreciation

	Republic of Venezuela bond,
JPMCB	9.250%, due 09/15/27	USD	230	03/20/17	5.000%	$(36,089)	$18,625	$(17,464)
	Republic of Venezuela bond,
JPMCB	9.250%, due 09/15/27	USD	170	03/20/17	5.000	(17,224)	13,766	(3,458)

						$(53,313)	$32,391	$(20,922)

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$2,525,288	$342,745	$2,868,033
Non-US government obligations	—	8,546,557	—	8,546,557
Structured notes	—	743,255	247,831	991,086
Short-term investments	—	1,763,018	—	1,763,018
Options purchased	—	47,182	—	47,182
Forward foreign currency contracts	—	85,401	—	85,401
Options written	—	(3,088)	—	(3,088)
Swap agreements	—	49,680	—	49,680

Total	$—	$13,757,293	$590,576	$14,347,869

Level 3 rollforward disclosure
The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Corporate bonds	Stuctured notes	Total

Assets
Beginning balance	$295,899	$—	$295,899
Purchases	—	248,447	248,447
Issuances	—	—	—
Sales	—	—	—
Settlements	—	—	—
Accrued discounts (premiums)	(1,162)	—	(1,162)
Total realized gain (loss)	—	—	—
Change in net unrealized appreciation/depreciation	48,008	(616)	47,392
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Ending balance	$342,745	$247,831	$590,576

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at March 31, 2012 was $47,392.

Portfolio footnotes
*	Non-income producing security.
[1]	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2012, the value of these securities amounted to $2,250,602 or 15.79% of net assets.
[2]	Holding is illiquid. At March 31, 2012, the value of these securities and other derivative instruments amounted to $357,751 or 2.51% of net assets.
[3]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the value of these securities amounted to $765,081 or 5.37% of net assets.
[4]	Floating rate determined annually based on the Argentina GDP.
[5]	Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuers’ country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.
[6]	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2012, the value of this security amounted to $247,831 or 1,74% of net assets.
[7]	The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	12/31/11	03/31/12	03/31/12	03/31/12	03/31/12

UBS Cash Management Prime Relationship Fund	$1,536,051	$2,534,597	$2,307,630	$1,763,018	$662

[8]	Payments made or received are based on the notional amount.
[9]	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
[10]	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the above referenced obligation.

UBS Cash Management Prime Relationship Fund — Portfolio of investments
 March 31, 2012 (unaudited)

	Face
Security description	amount	Value

Short-term investments — 100.01%
Certificates of deposit — 10.63%
Bank of Montreal,
0.150%, due 04/03/12	$20,000,000	$20,000,000
BNP Paribas Finance, Inc.,
0.220%, due 04/03/12	12,000,000	12,000,000
Credit Suisse,
0.380%, due 04/25/12	7,000,000	7,000,000
DnB NOR Bank ASA,
0.130%, due 04/11/12	5,000,000	5,000,000
0.150%, due 04/03/12	10,000,000	10,000,000
Mizuho Corporate Bank,
0.180%, due 04/09/12	10,000,000	10,000,000
National Australia Bank,
0.587%, due 04/16/12	4,500,000	4,500,000
Royal Bank of Canada,
0.325%, due 04/05/12	2,000,000	2,000,000
Sumitomo Mitsui Banking Corp.,
0.140%, due 04/09/12	7,000,000	7,000,000
0.420%, due 04/19/12	7,000,000	7,000,000
0.480%, due 04/04/12	5,000,000	5,000,117
Svenska Handelsbanken, Inc.,
0.310%, due 04/18/12	4,000,000	4,000,179

Total certificates of deposit
(cost $93,500,296)		93,500,296

Commercial paper — 39.90%
Argento Variable Funding Co. LLC,
0.561%, due 04/10/12[1,2]	6,000,000	5,999,160
Atlantis One Funding Corp.,
0.190%, due 04/16/12[1,2]	5,000,000	4,999,604
Barclays US Funding Corp.,
0.100%, due 04/02/12[2]	13,000,000	12,999,964
BNP Paribas Finance, Inc.,
0.120%, due 04/02/12[2]	13,000,000	12,999,957
Bryant Park Funding LLC,
0.160%, due 04/09/12[1,2]	5,000,000	4,999,822
Caisse Centrale Desjardins du Quebec,
0.150%, due 04/09/12[1,2]	5,000,000	4,999,833
0.153%, due 04/20/12[1,2]	15,000,000	14,998,786
Chariot Funding LLC,
0.130%, due 04/09/12[1,2]	5,000,000	4,999,856
0.150%, due 04/16/12[1,2]	5,000,000	4,999,687
0.150%, due 04/19/12[1,2]	10,000,000	9,999,250
Commonwealth Bank of Australia,
0.180%, due 06/04/12[1,2]	10,000,000	9,996,800
Credit Suisse,
0.320%, due 05/10/12[2]	7,000,000	6,997,573
Deutsche Bank Financial LLC,
0.220%, due 04/04/12[2]	5,000,000	4,999,908
0.350%, due 04/09/12[2]	7,000,000	6,999,456
0.571%, due 04/11/12[2]	8,000,000	7,998,733
General Electric Capital Corp.,
0.220%, due 05/09/12[2]	3,000,000	2,999,303
0.351%, due 07/16/12[2]	5,000,000	4,994,847
Gotham Funding Corp.,
0.160%, due 04/17/12[1,2]	3,000,000	2,999,787
0.180%, due 04/04/12[1,2]	8,000,000	7,999,880
0.260%, due 04/25/12[1,2]	8,000,000	7,998,613

ING US Funding LLC,
0.180%, due 04/13/12[2]	4,000,000	3,999,760
0.320%, due 04/02/12[2]	7,000,000	6,999,938
0.581%, due 04/05/12[2]	5,000,000	4,999,678
Jupiter Securitization Co. LLC,
0.140%, due 04/16/12[1,2]	10,000,000	9,999,417
0.250%, due 04/05/12[1,2]	10,000,000	9,999,722
Liberty Street Funding LLC,
0.120%, due 04/04/12[1,2]	5,000,000	4,999,950
0.130%, due 04/02/12[1,2]	10,000,000	9,999,964
0.130%, due 04/27/12[1,2]	5,000,000	4,999,530
Market Street Funding LLC,
0.140%, due 04/17/12[1,2]	5,000,000	4,999,689
0.150%, due 04/03/12[1,2]	5,000,000	4,999,958
0.200%, due 06/25/12[1,2]	5,000,000	4,997,639
0.240%, due 04/20/12[1,2]	5,000,000	4,999,367
Merck & Co., Inc.,
0.110%, due 04/24/12[1,2]	10,000,000	9,999,297
Natixis US Finance Co. LLC,
0.200%, due 04/02/12[2]	13,000,000	12,999,928
Nordea North America, Inc.,
0.140%, due 04/02/12[2]	12,000,000	11,999,953
Novartis Securities Investment Ltd.,
0.120%, due 04/17/12[1,2]	10,000,000	9,999,467
Old Line Funding LLC,
0.180%, due 06/15/12[1,2]	5,000,000	4,998,125
0.240%, due 05/22/12[1,2]	4,000,000	3,998,640
0.240%, due 07/20/12[1,2]	4,000,000	3,997,067
PACCAR Financial Corp.,
0.120%, due 04/18/12[2]	10,000,000	9,999,433
Rabobank USA Financial Corp.,
0.501%, due 05/25/12[2]	7,000,000	6,994,750
Regency Markets No. 1 LLC,
0.200%, due 04/16/12[1,2]	10,000,000	9,999,167
Salisbury Receivables Co. LLC,
0.190%, due 04/11/12[1,2]	3,000,000	2,999,842
0.200%, due 04/16/12[1,2]	4,000,000	3,999,667
0.300%, due 04/03/12[1,2]	4,000,000	3,999,933
Sheffield Receivables Corp.,
0.160%, due 04/12/12[1,2]	5,000,000	4,999,756
0.450%, due 04/20/12[1,2]	7,000,000	6,998,338
0.451%, due 04/24/12[1,2]	7,000,000	6,997,987
State Street Corp.,
0.240%, due 05/11/12[2]	7,000,000	6,998,133
Variable Funding Capital Co. LLC,
0.190%, due 04/16/12[1,2]	7,000,000	6,999,446

Total commercial paper
(cost $350,954,360)		350,954,360

Short-term corporate obligations — 1.19%
JPMorgan Chase & Co.,
0.505%, due 10/09/12[3]	2,500,000	2,500,000
Svenska Handelsbanken, Inc.,
0.515%, due 10/05/12[1,3]	5,000,000	5,000,000
Westpac Securities NZ Ltd.,
0.413%, due 05/04/12[1,3]	3,000,000	3,000,000

Total short-term corporate obligations
(cost $10,500,000)		10,500,000

US government and agency obligations — 14.59%
Federal Home Loan Banks,
0.050%, due 04/20/12[2]	5,000,000	4,999,868
0.060%, due 04/04/12[2]	10,000,000	9,999,946
0.090%, due 05/04/12[2]	7,000,000	6,999,422
0.100%, due 05/03/12[2]	15,000,000	14,998,667
0.160%, due 11/01/12[2]	4,000,000	3,996,196

Federal Home Loan Mortgage Corp.,[4]
0.060%, due 04/23/12[2]	7,250,000	7,249,734
Federal National Mortgage Association,[4]
0.030%, due 04/17/12[2]	8,000,000	7,999,893
0.040%, due 04/27/12[2]	14,000,000	13,999,596
US Treasury Bills,
0.040%, due 05/10/12[2]	5,000,000	4,999,783
0.080%, due 05/03/12[2]	5,000,000	4,999,644
0.096%, due 05/24/12[2]	20,000,000	19,997,188
0.116%, due 05/17/12[2]	7,000,000	6,998,963
0.750%, due 05/31/12	5,000,000	5,004,216
1.000%, due 04/30/12	4,000,000	4,001,991
1.375%, due 09/15/12	7,000,000	7,038,967
1.750%, due 08/15/12	5,000,000	5,029,894

Total US government and agency obligations
(cost $128,313,968)		128,313,968

Repurchase agreements — 33.70%
Repurchase agreement dated 03/30/12
with Barclay’s Capital Inc., 0.080%,
due 04/02/12 collateralized by
$122,100,100 US Treasury Notes,
1.750%, due 05/31/16;
(value - $127,500,040);
proceeds: $125,000,833	125,000,000	125,000,000
Repurchase agreement dated 03/30/12
with Deutsche Bank, 0.100%, due
04/02/12 collateralized by
$155,260,000 various Government
Agencies, 0.000% to 6.250%, due
10/24/14 to 07/15/32;
(value - $174,930,097);
proceeds: $171,501,429	171,500,000	171,500,000

Total repurchase agreements
(cost $296,500,000)		296,500,000

Total short-term investments
(cost $879,768,624)		879,768,624

Total investments — 100.01%
(cost $879,768,624)[5]		879,768,624

Liabilities, in excess of cash and other assets — (0.01)%		(83,658)

Net assets — 100.00%		$879,684,966

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Certificates of deposit	$—	$93,500,296	$—	$93,500,296
Commercial paper	—	350,954,360	—	350,954,360
Short-term corporate obligations	—	10,500,000	—	10,500,000
US government and agency obligations	—	128,313,968	—	128,313,968
Repurchase agreements	—	296,500,000	—	296,500,000

Total	$—	$879,768,624	$—	$879,768,624

Portfolio footnotes
[1]	Security exempt from registration pursuant to Section 4(2) under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the value of these securities amounted to $232,973,046 or 26.48% of net assets.
[2]	Interest rates shown are the discount rates at date of purchase.
[3]	Variable or floating rate security. The interest rate shown is the current rate as of March 31, 2012 and changes periodically.
[4]	On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[5]	Aggregate cost for federal income tax purposes, which was the same for book purposes.

UBS U. S. Treasury Inflation Protected Securities Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of March 31, 2012

Bonds
US government obligations	98.82%

Total bonds	98.82%
Short-term investment	0.86

Total investments	99.68%
Cash and other assets, less liabilities	0.32

Net assets	100.00%

UBS U. S. Treasury Inflation Protected Securities Relationship Fund — Portfolio of investments
March 31, 2012 (unaudited)

	Face
Security description	amount	Value

Bonds — 98.82%
US government obligations — 98.82%
US Treasury Inflation Indexed Bonds (TIPS),
2.000%, due 01/15/26	$5,875,000	$8,222,645
2.125%, due 02/15/41	5,250,000	7,165,611
2.375%, due 01/15/25	5,345,000	8,175,736
2.500%, due 01/15/29	4,695,000	6,542,008
3.375%, due 04/15/32	1,745,000	3,392,659
3.875%, due 04/15/29	825,000	1,752,299
US Treasury Inflation Indexed Notes (TIPS),
0.125%, due 04/15/16	2,100,000	2,277,770
0.125%, due 01/15/22	4,575,000	4,690,495
0.500%, due 04/15/15	6,825,000	7,567,894
1.125%, due 01/15/21	3,200,000	3,732,284
1.250%, due 04/15/14	5,875,000	6,673,772
1.375%, due 07/15/18	5,500,000	6,619,942
1.375%, due 01/15/20	2,805,000	3,376,804
1.625%, due 01/15/15	5,700,000	7,372,620
1.875%, due 07/15/13	4,850,000	6,299,771
1.875%, due 07/15/19	3,600,000	4,542,095
2.375%, due 01/15/17	4,145,000	5,457,048
2.500%, due 07/15/16	7,050,000	9,238,704
US Treasury Notes,
0.625%, due 07/15/21	2,750,000	2,992,271

Total US government obligations
(cost $98,738,076)		106,092,428

Total bonds
(cost $98,738,076)		106,092,428

	Shares

Short-term investment — 0.86%
Investment company — 0.86%
UBS Cash Management Prime Relationship Fund[1]
(cost $925,087)	925,087	925,087

Total investments — 99.68%
(cost $99,663,163)		107,017,515
Cash and other assets, less liabilities — 0.32%		344,837

Net assets — 100.00%		$107,362,352

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$7,437,937
Gross unrealized depreciation	(83,585)

Net unrealized appreciation of investments	$7,354,352

For a listing of defined portfolio acronyms, and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Futures contracts

	Expiration	Cost/		Unrealized
	date	(proceeds)	Value	(depreciation)

US Treasury futures buy contracts:
US Ultra Bond Futures, 9 contracts (USD)	June 2012	$1,367,452	$1,358,719	$(8,733)
US Treasury futures sell contracts:
US Long Bond, 7 contracts (USD)	June 2012	(953,521)	(964,250)	(10,729)
10 Year US Treasury Notes, 13 contracts (USD)	June 2012	(1,670,682)	(1,683,297)	(12,615)

Net unrealized depreciation on futures contracts				$(32,077)

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

US government obligations	$—	$106,092,428	$—	$106,092,428
Short-term investment	—	925,087	—	925,087
Futures contracts	(32,077)	—	—	(32,077)

Total	$(32,077)	$107,017,515	$—	$106,985,438

Portfolio footnotes
[1]	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from UBS Relationship Fund.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		Three months	three months		three months
	Value	ended	ended	Value	ended
Security description	12/31/11	03/31/12	03/31/12	03/31/12	03/31/12

UBS Cash Management Prime Relationship Fund	$1,020,131	$7,419,063	$7,514,107	$925,087	$486

Portfolio acronyms
ADR	American depositary receipt
CD KSDA	Korean Securities Dealer Association 91 day Certificate of Deposit Rate
CVA	Dutch certification - depositary certificate
ETF	Exchange Traded Fund
GDP	Gross domestic product
GDR	Global depositary receipt
GE	General Electric
GO	General Obligation
GS	Goldman Sachs
LIBOR	London Interbank Offered Rate
NPV	No Par Value
NVDR	Non-voting depositary receipt
OJSC	Open joint stock company
Preference shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real estate investment trust
SPDR	Standard & Poor’s Depository Receipts
TIPS	Treasury inflation protected securities ("TIPS") are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury security of the same maturity.
TWCPBA	Taiwan Secondary Market Bills Rate

Counterparty abbreviations
BB	Barclays Bank PLC
CITI	Citibank NA
CSI	Credit Suisse International
DB	Deutsche Bank AG
GSI	Goldman Sachs International
JPMCB	JP Morgan Chase Bank
MLI	Merrill Lynch International
MSCI	Morgan Stanley & Co. International PLC
RBS	Royal Bank of Scotland PLC

Currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
BYR	Belarussian Rubles
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Arabia Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Valuation of investments: Each Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Funds normally obtain market values for their securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable securities or instruments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. Securities and other instruments also may be valued based on appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those holdings. Securities and instruments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities and instruments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities or instruments are traded on more than one exchange, the securities or instruments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Funds. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”).

Certain securities and instruments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Funds’ net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Funds’ securities and instruments, the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value securities and instruments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If a security is valued at a “fair value,” that value is likely to be different from the last quoted market price for the security or instrument. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments of the UBS Cash Management Prime Relationship Fund are valued using the amortized cost method of valuation. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value. All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Trust’s Board of Trustees has delegated to the UBS Global Asset Management Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Funds' portfolio holdings. The GVC is comprised of representatives of management, including members of the investment team.

The GVC provides reports to the Board of Trustees at each quarterly meeting regarding any securities or instruments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews, periodic internal audit reviews and annual review of securities valuations by the Funds’ independent auditors.

The types of securities or instruments for which such fair value pricing may be necessary include, but are not limited to: foreign securities and instruments under some circumstances, as discussed below, securities of an issuer that has entered into a restructuring; securities or instruments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and securities or instruments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio securities and other instruments may also result from low trading volume in foreign markets or thinly traded domestic securities or instruments, and when a security subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Valuing securities and other instruments at fair value involves greater reliance on judgment than valuing securities and other instruments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

One position classified as level 3 in the UBS Opportunistic Emerging Markets Debt Relationship Fund was purchased in close proximity to period end. Pursuant to Valuation Committee guidelines, management believes the purchase price of the position approximates fair value at period end. Subsequent to period end, the fund was able to obtain 3rd party vendor pricing for the position. The remaining position classified as level 3 is valued by a broker price for which further information relating to unobservable inputs was not available.

US generally accepted accounting principles (“U.S. GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of each Fund’s Portfolio of investments.

In January 2010, FASB issued Accounting Standards Update No. 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 requires reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, including information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009. The disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, have been implemented for the interim periods beginning after December 15, 2010.

In April 2011, FASB issued Accounting Standards Update No. 2011-03 “Transfers and Servicing (Topic 860) Reconsideration of Effective Control for Repurchase Agreements” (“ASU 2011-03”) which relates to the accounting for repurchase agreements and similar agreements, including mortgage dollar rolls, that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. ASU 2011-03 modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. ASU 2011-03 is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. Management is currently evaluating the implications of this change and its impact on the financial statements.

In May 2011, FASB issued Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.

In December 2011, FASB issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the Funds’ financial statement disclosures.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ annual report to shareholders dated December 31, 2011.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

     SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Relationship Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

UBS Relationship Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 30, 2012

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Principal Accounting Officer

Date:	May 30, 2012